As filed with the Securities and Exchange Commission on Friday, June 05, 2015

Securities Act File No.

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

Form N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

Pre-Effective Amendment No. ☐

Post-Effective Amendment No. ☐

Voya Equity Trust

(Exact Name of Registrant as Specified in Charter)

7337 East Doubletree Ranch Road, Scottsdale, Suite 100, Arizona 85258-2034
(Address of Principal Executive Offices) (Zip Code)

1-800-262-3862
(Registrant’s Area Code and Telephone Number)

Huey P. Falgout, Jr.

Voya Investment Management

7337 East Doubletree Ranch Road

Scottsdale, AZ 85258

(Name and Address of Agent for Service)

With copies to:

Elizabeth J. Reza

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, Massachusetts 02199-3600

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective.

It is proposed that this filing will become effective on July 13, 2015, pursuant to Rule 488 under the Securities Act of 1933, as amended.

No filing fee is required because an indefinite number of shares have previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

Title of Securities Being Registered: Class A, Class C, Class I, Class R, Class R6, and Class W of Voya Growth Opportunities Fund

Voya Large Cap Growth Fund

7337 East Doubletree Ranch Road, Suite 100

Scottsdale, Arizona 85258-2034

(800) 992-0180

July 24, 2015

Dear Shareholder:

On behalf of the Board of Directors (the “Board”) of Voya Large Cap Growth Fund (“Large Cap Fund”), we are pleased to invite you to a special meeting of shareholders (the “Special Meeting”) of Large Cap Fund. The Special Meeting is scheduled for 1:00 p.m., Local time, on September 22, 2015, at 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, Arizona 85258-2034.

At the Special Meeting, shareholders of Large Cap Fund will be asked to vote on the proposed reorganization (the “Reorganization”) of Large Cap Fund with and into Voya Growth Opportunities Fund (“Growth Fund”) (together with Large Cap Fund, the “Funds”). The Funds are members of the Voya family of funds.

If the Reorganization is approved by shareholders, you will become a shareholder of Growth Fund beginning on the date the Reorganization occurs. The Reorganization would provide shareholders of Large Cap Fund with an opportunity to participate in a fund that seeks long-term capital appreciation.

Formal notice of the Special Meeting appears on the next page, followed by a combined proxy statement and prospectus (the “Proxy Statement/Prospectus”). The Reorganization is discussed in detail in the enclosed Proxy Statement/Prospectus, which you should read carefully. The Board recommends that you vote “FOR” the Reorganization.

Your vote is important regardless of the number of shares you own. To avoid the added cost of follow-up solicitations and possible adjournments, please read the Proxy Statement/Prospectus and cast your vote. It is important that your vote be received no later than September 21, 2015.

We appreciate your participation and prompt response in this matter and thank you for your continued support.

Sincerely,

Shaun P. Mathews
President and Chief Executive Officer

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NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

OF

Voya Large Cap growth Fund

7337 East Doubletree Ranch Road, Suite 100

Scottsdale, Arizona 85258-2034

(800) 992-0180

Scheduled for September 22, 2015

To the Shareholders:

NOTICE IS HEREBY GIVEN that a special meeting of the shareholders (the “Special Meeting”) of Voya Large Cap Growth Fund (“Large Cap Fund”) is scheduled for 1:00 p.m., Local time, on September 22, 2015 at 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, Arizona 85258-2034.

At the Special Meeting, Large Cap Fund’s shareholders will be asked:

1.	To approve an Agreement and Plan of Reorganization by and between Large Cap Fund and Voya Growth Opportunities Fund (“Growth Fund”), providing for the reorganization of Large Cap Fund with and into Growth Fund (the “Reorganization”); and

2.	To transact such other business, not currently contemplated, that may properly come before the Special Meeting, or any adjournments or postponements thereof, in the discretion of the proxies or their substitutes.

Please read the enclosed combined proxy statement and prospectus (the “Proxy Statement/Prospectus”) carefully for information concerning the Reorganization to be placed before the Special Meeting.

The Board of Directors of Large Cap Fund recommends that you vote “FOR” the Reorganization.

Shareholders of record as of the close of business on June 24, 2015 are entitled to notice of, and to vote at, the Special Meeting, and are also entitled to vote at any adjournments or postponements thereof. Your attention is called to the accompanying Proxy Statement/Prospectus. Regardless of whether you plan to attend the Special Meeting, please complete, sign, and return the enclosed Proxy Ballot by September 21, 2015 so that a quorum will be present and a maximum number of shares may be voted. Proxies may be revoked at any time before they are exercised by submitting a revised Proxy Ballot, by giving written notice of revocation to Large Cap Fund or by voting in person at the Special Meeting.

By Order of the Board of Directors

Huey P. Falgout, Jr.
Secretary
July 24, 2015

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PROXY STATEMENT/PROSPECTUS

July 24, 2015

Special Meeting of Shareholders

of Voya Large Cap Growth Fund

Scheduled for September 22, 2015

ACQUISITION OF THE ASSETS OF:	BY AND IN EXCHANGE FOR SHARES OF:

Voya Large Cap Growth Fund (A series of Voya Series Fund, Inc.) 7337 East Doubletree Ranch Road, Suite 100 Scottsdale, Arizona 85258-2034 (800) 992-0180	Voya Growth Opportunities Fund (A series of Voya Equity Trust) 7337 East Doubletree Ranch Road, Suite 100 Scottsdale, Arizona 85258-2034 (800) 992-0180
(each an open-end management investment company)

Important Notice Regarding the Availability of Proxy Materials for the Shareholder Meeting to be Held on September 22, 2015
This Proxy Statement/Prospectus and Notice of Special Meeting are available at: www.proxyvote.com/voya

The Prospectus/Proxy Statement explains concisely what you should know before voting on the matter described herein or investing in Voya Growth Opportunities Fund. Please read it carefully and keep it for future reference.

THE U.S. SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES, OR DETERMINED THAT THIS PROXY STATEMENT/PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

TO OBTAIN MORE INFORMATION

To obtain more information about Voya Large Cap Growth Fund (“Large Cap Fund”) and Voya Growth Opportunities Fund (“Growth Fund,” and together with Large Cap Fund, the “Funds”), please write, call, or visit our website for a free copy of the current prospectus, statement of additional information, annual/semi-annual shareholder reports, or other information.

By Phone:	(800) 992-0180

By Mail:	Voya Investment Management 7337 East Doubletree Ranch Road, Suite 100 Scottsdale, Arizona 85258-2034

By Internet:	www.voyainvestments.com/literature

The following documents containing additional information about the Funds, each having been filed with the U.S. Securities and Exchange Commission (“SEC”), are incorporated by reference into this Proxy Statement/Prospectus:

1.	The Statement of Additional Information dated July 24, 2015 relating to this Proxy Statement/Prospectus;

2.	The Prospectuses and Statement of Additional Information dated September 30, 2014 for Large Cap Fund; and

3.	The Prospectus and Statement of Additional Information dated September 30, 2014 for Class A, Class C, Class I, Class R, and Class W shares of Growth Fund and the Prospectus and Statement of Additional Information dated May 26, 2015 for Class R6 shares of Growth Fund.

The Funds are subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder, and in accordance therewith, file reports and other information including proxy materials with the SEC.

You also may view or obtain these documents from the SEC:

In Person:	Public Reference Section 100 F Street, N.E. Washington, D.C. 20549 (202) 551-8090

By Mail:	U.S. Securities and Exchange Commission Public Reference Section 100 F Street, N.E. Washington, D.C. 20549 (Duplication Fee Required)

By Email:	publicinfo@sec.gov (Duplication Fee Required)

By Internet:	www.sec.gov

When contacting the SEC, you will want to refer to the Funds’ SEC file numbers. The file number for the document listed above as (1) is [File No. generated with N-14 filing]. The file numbers for the documents listed above as (2) and (3) are 33-41694 and 333-56881.

TABLE OF CONTENTS

Introduction

What is happening?

On March 12, 2015, the Board of Trustees/Directors (the “Board”) of Voya Large Cap Growth Fund (“Large Cap Fund”) and Voya Growth Opportunities Fund (“Growth Fund,” together with Large Cap Fund, the “Funds”) approved an Agreement and Plan of Reorganization (the “Reorganization Agreement”), which provides for the reorganization of Large Cap Fund with and into Growth Fund (the “Reorganization”). The Reorganization Agreement requires approval by shareholders of Large Cap Fund, and if approved, is expected to be effective on October 23, 2015 or such other date as the parties may agree (the “Closing Date”).

Why did you send me this booklet?

This booklet includes a combined proxy statement and prospectus (the “Proxy Statement/Prospectus”) and a Proxy Ballot for Large Cap Fund. It provides you with information you should review before providing voting instructions on the matters listed in the Notice of Special Meeting.

Because you, as a shareholder of Large Cap Fund, are being asked to approve a Reorganization Agreement that will result in a transaction in which you will ultimately hold shares of Growth Fund, this Proxy Statement also serves as a prospectus for Growth Fund. Growth Fund is an open-end management investment company, which seeks long-term capital appreciation, as described more fully below.

Who is eligible to vote?

Shareholders holding an investment in shares of Large Cap Fund as of the close of business on June 24, 2015 (the “Record Date”) are eligible to vote at the Special Meeting or any adjournments or postponements thereof.

How do I vote?

You may submit your Proxy Ballot in one of four ways:

•	By Internet. The web address and instructions for voting can be found on the enclosed Proxy Ballot. You will be required to provide your control number located on the Proxy Ballot.

•	By Telephone. The toll-free number for telephone voting can be found on the enclosed Proxy Ballot. You will be required to provide your control number located on the Proxy Ballot.

•	By Mail. Mark the enclosed Proxy Ballot, sign and date it, and return it in the postage-paid envelope we provided. Both joint owners must sign the Proxy Ballot.

•	In Person at the Special Meeting. You can vote your shares in person at the Special Meeting. If you expect to attend the Special Meeting in person, please call Shareholder Services toll-free at (800) 992-0180.

To be certain your vote will be counted, a properly executed Proxy Ballot must be received no later than 5:00 p.m., Local time, on September 21, 2015.

When and where will the Special Meeting be held?

The Special Meeting is scheduled to be held at 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, Arizona 85258-2034, on September 22, 2015, at 1:00 p.m., Local time, and if the Special Meeting is adjourned or postponed, any adjournments or postponements of the Special Meeting will also be held at the above location. If you expect to attend the Special Meeting in person, please call Shareholder Services toll-free at (800) 992-0180.

1

Summary of the Proposed Reoranization

You should read this entire Proxy Statement/Prospectus, and the Reorganization Agreement, which is included in Appendix A. For more information about Growth Fund, please consult Appendix B and Growth Fund’s prospectuses dated September 30, 2014 for Class A, Class C, Class I, Class R, and Class W shares and dated May 26, 2015 for Class R6 shares.

On March 12, 2015, the Board approved the Reorganization. Subject to shareholder approval, the Reorganization Agreement provides for:

•	the transfer of all of the assets of Large Cap Fund to Growth Fund in exchange for shares of beneficial interest of Growth Fund;

•	the assumption by Growth Fund of all the liabilities of Large Cap Fund;

•	the distribution of shares of Growth Fund to the shareholders of Large Cap Fund; and

•	the complete liquidation of Large Cap Fund.

If shareholders of Large Cap Fund approve the Reorganization, each owner of Class A, Class C, Class I, Class R, Class R6, Class W shares of Large Cap Fund would become a shareholder of the corresponding share class shares of Growth Fund. The Reorganization is expected to be effective on the Closing Date. Each shareholder of Large Cap Fund will hold, immediately after the close of the Reorganization (the “Closing”), shares of Growth Fund having an aggregate value equal to the aggregate value of the shares of Large Cap Fund held by that shareholder as of the close of business on the Closing Date.

In considering whether to approve the Reorganization, you should note that:

•	The Funds have substantially similar investment objectives. Large Cap Fund seeks long-term capital growth. Growth Fund seeks long-term capital appreciation.

•	The Funds have substantially identical principal investment strategies. Each Fund invests at least 80% of its net assets in common stocks of large-capitalization companies.

•	If shareholders of Large Cap Fund approve the Reorganization, the name of Growth Fund will be changed to Voya Large-Cap Growth Fund effective on the Closing Date.

•	Voya Investments, LLC (“Voya Investments” or the “Adviser”) serves as the investment adviser to both Funds. Voya Investment Management Co. LLC (“Voya IM”) serves as the investment adviser to both Funds.

•	Each Fund is distributed by Voya Investments Distributor, LLC (the “Distributor”).

•	The shareholders of Class I and Class R6 shares of Large Cap Fund are expected to benefit from a reduction in net expenses as shareholders of Growth Fund. The shareholders of all classes of Large Cap Fund are expected to benefit from an expense limitation agreement between the Adviser and Growth Fund, which contractually obligates the Adviser to limit the expenses of Growth Fund at a rate that is lower than the rate provided in the expense limitation agreement between the Adviser and Large Cap Fund.

•	The Reorganization will not affect a shareholder’s right to purchase, redeem, or exchange shares of the Funds. In addition, the Reorganization will not affect how shareholders purchase or sell their shares.

•	The Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization pursuant to Section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”); accordingly, pursuant to this treatment, neither Large Cap Fund nor its shareholders, nor Growth Fund nor its shareholders are expected to recognize any gain or loss for federal income tax purposes from the Reorganization.

2

Proposal One – Approval of the Reorganization

What is the proposed Reorganization?

Shareholders of Large Cap Fund are being asked to approve a Reorganization Agreement, providing for the reorganization of Large Cap Fund with and into Growth Fund. If the Reorganization is approved, shareholders of Large Cap Fund will become shareholders of Growth Fund as of the Closing Date.

Why is a Reorganization proposed?

The Adviser and its affiliates are in the process of conducting a comprehensive review of the mutual funds offered within the Voya family of funds. At the March 2015 Board meeting, the Adviser presented to the Board a series of proposals, including the Reorganization, which were intended to enhance the efficiency and reduce the complexity of the Voya family of funds. In support of the Reorganization proposal, the Adviser noted that shareholders of Class I and Class R6 shares of Large Cap Fund are expected to benefit from a reduction in net expenses as shareholders of Growth Fund. Additionally, the shareholders of all classes of Large Cap Fund are expected to benefit from an expense limitation agreement between the Adviser and Growth Fund, which contractually obligates the Adviser to limit the expenses of Growth Fund at a rate that is lower than the rate provided in the expense limitation agreement between the Adviser and Large Cap Fund.

How do the Investment Objectives compare?

As described in the chart that follows, the Funds have substantially similar investment objectives.

	Large Cap Fund	Growth Fund
Investment Objective	The Fund seeks long-term capital growth.	The Fund seeks long-term capital appreciation.

Large Cap Fund’s investment objective is non-fundamental and may be changed by a vote of the Board, without shareholder approval. Large Cap Fund will provide 60 days’ prior written notice of any change in a non-fundamental investment objective. Growth Fund’s investment objective is fundamental. Any change in Growth Fund’s fundamental objective requires shareholder approval.

How do the fees and expenses compare?

These tables describe the fees and expense that you may pay if you buy and hold shares of the Funds. Pro Forma fees and expenses, which are the estimated fees and expenses of Growth Fund after giving effect to the Reorganization, assume the Reorganization occurred on November 30, 2014. The Annual Fund Operating expenses reflect the contractual fees and expenses of the Funds. Certain reimbursements may further reduce net expenses below the amounts shown below. For more information on the net expense ratios for each Fund for the fiscal period ended November 30, 2014, please see each Fund’s semi-annual report dated November 30, 2014.

Shareholders of Large Cap Fund will not pay any sales charges in connection with the Reorganization. For purposes of any contingent deferred sales charges, the purchase date of any shares received in the Reorganization will be the same as the purchase date that was applicable to your shares of Large Cap Fund.

You may qualify for sales charge discounts if you or your family invest, or agree to invest in the future, at least $50,000 in Voya mutual funds. More information about these and other discounts is available from your financial professional and in the discussion in the Sales Charges of Growth Fund’s Prospectuses and Statements of Additional Information dated September 30, 2014 for Class A, Class C, Class I, Class R, and Class W shares and dated May 26, 2015 for Class R6 and Large Cap Fund’s Prospectuses and Statement of Additional Information dated September 30, 2014.

Shareholder Fees

Expenses you pay each year as a % of the value of your investment

	Maximum sales charge (load) as a % of offering price			Maximum deferred sales charge as a % of purchase or sales price, whichever is less
Class	Large Cap Fund	Growth Fund	Growth Fund Pro Forma	Large Cap Fund		Growth Fund		Growth Fund Pro Forma
A	5.75	5.75	5.75	None	[1]	None	[1]	None	[1]
C	None	None	None	1.00		1.00		1.00
I	None	None	None	None		None		None
R	None	None	None	None		None		None
R6	None	None	None	None		None		None
W	None	None	None	None		None		None

3

Annual Fund Operating Expenses2

Expenses you pay each year as a % of the value of your investment

		Large Cap Fund		Growth Fund		Growth Fund Pro Forma
Class A
Management Fees	%	0.80	[3]	0.80	[5]	0.80	[5]
Distribution and/or Shareholder Services (12b-1) Fees	%	0.25		0.35		0.35
Other Expenses	%	0.18		0.33		0.28
Total Annual Fund Operating Expenses	%	1.23		1.48		1.43
Waivers and Reimbursements	%	(0.08)[4]		(0.18)[6]		(0.29)[8]
Total Annual Fund Operating Expenses after Waivers and Reimbursements	%	1.15		1.30		1.14

Class C
Management Fees	%	0.80	[3]	0.80	[5]	0.80	[5]
Distribution and/or Shareholder Services (12b-1) Fees	%	1.00		1.00		1.00
Other Expenses	%	0.18		0.33		0.28
Total Annual Fund Operating Expenses	%	1.98		2.13		2.08
Waivers and Reimbursements	%	(0.08)[4]		(0.18)[6]		(0.19)[8]
Total Annual Fund Operating Expenses after Waivers and Reimbursements	%	1.90		1.95		1.89

Class I
Management Fees	%	0.80	[3]	0.80	[5]	0.80	[5]
Distribution and/or Shareholder Services (12b-1) Fees	%	None		None		None
Other Expenses	%	0.14		0.11		0.09
Total Annual Fund Operating Expenses	%	0.94		0.91		0.89
Waivers and Reimbursements	%	(0.09)[4]		None	[6]	(0.10)[8]
Total Annual Fund Operating Expenses after Waivers and Reimbursements	%	0.85		0.91		0.79

Class R
Management Fees	%	0.80	[3]	0.80	[5]	0.80	[5]
Distribution and/or Shareholder Services (12b-1) Fees	%	0.50		0.50		0.50
Other Expenses	%	0.18		0.33	[7]	0.28	[7]
Total Annual Fund Operating Expenses	%	1.48		1.63		1.58
Waivers and Reimbursements	%	(0.08)[4]		(0.18)[6]		(0.19)[8]
Total Annual Fund Operating Expenses after Waivers and Reimbursements	%	1.40		1.45		1.39

Class R6
Management Fees	%	0.80	[3]	0.80	[5]	0.80	[5]
Distribution and/or Shareholder Services (12b-1) Fees	%	None		None		None
Other Expenses	%	0.14		0.06	[7]	0.06	[7]
Total Annual Fund Operating Expenses	%	0.94		0.86		0.86
Waivers and Reimbursements	%	(0.14)[4]		(0.08)[6]		(0.08)[8]
Total Annual Fund Operating Expenses after Waivers and Reimbursements	%	0.80		0.78		0.78

Class W
Management Fees	%	0.80	[3]	0.80	[5]	0.80	[5]
Distribution and/or Shareholder Services (12b-1) Fees	%	None		None		None
Other Expenses	%	0.18		0.33		0.28
Total Annual Fund Operating Expenses	%	0.98		1.13		1.08
Waivers and Reimbursements	%	(0.08)[4]		(0.18)[6]		(0.19)[8]
Total Annual Fund Operating Expenses after Waivers and Reimbursements	%	0.90		0.95		0.89

1.	A contingent deferred sales charge of 1.00% is assessed on certain redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1 million or more.

2.	Expense ratios have been adjusted to reflect current contractual rates.

3.	The portion of the Management Fee attributable to the advisory services is 0.70% and the portion of the Management Fee attributable to the administrative services is 0.10%.

4.	The Adviser is contractually obligated to limit expenses to 1.15%, 1.90%, 0.90%, 1.40%, 0.80%, and 0.90% for Class A, Class C, Class I, Class R, Class R6, and Class W shares, respectively, through October 1, 2016. In addition, the Adviser is contractually obligated to further limit expenses to 0.85% for Class I shares through October 1, 2016. The limitations do not extend to interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and Acquired Fund Fees and Expenses. These limitations are subject to possible recoupment by the Adviser with 36 months of the waiver or reimbursement. Termination or modification of these obligations requires approval by the Board.

4

5.	The portion of the Management Fee attributable to the advisory services is 0.70% and the portion of the Management Fee attributable to the administrative services is 0.10%.

6.	The Adviser and Distributor are contractually obligated to limit expenses to 1.40%, 2.05%, 1.05%, 1.55%, 0.80%, and 1.05% for Class A, Class C, Class I, Class R, Class R6, and Class W shares, respectively, through October 1, 2017. In addition, the Adviser is contractually obligated to further limit expenses to 1.30%, 1.95%, 0.95%, 1.45%, 0.78%, and 0.95% for Class A, Class C, Class I, Class R, Class R6, and Class W shares, respectively, through October 1, 2017. The limitations do not extend to interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and Acquired Fund Fees and Expenses. These limitations are subject to possible recoupment by the Adviser within 36 months of the waiver or reimbursement. Termination or modification of these obligations requires approval by the Board.

7.	Other expenses are based on estimated amounts for the current fiscal year.

8.	If shareholders approve the Reorganization, the Adviser and Distributor would be contractually obligated to limit expenses to limit expenses to 1.15%, 1.90%, 0.90%, 1.40%, 0.80%, and 0.90% for Class A, Class C, Class I, Class R, Class R6, and Class W shares, respectively, through October 1, 2017. In addition, the Adviser would be contractually obligated to further limit expenses to 1.14%, 1.89%, 0.79%, 1.39%, 0.78%, and 0.89% for Class A, Class C, Class I, Class R, Class R6, and Class W shares, respectively, through October 1, 2017. The limitations would not extend to interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and Acquired Fund Fees and Expenses. These limitations would be subject to possible recoupment by the Adviser within 36 months of the waiver or reimbursement. Termination or modification of these obligations would require approval by the Board.

Expense Examples

The Examples are intended to help you compare the costs of investing in shares of the Funds with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the Funds for the time periods indicated. The Examples also assume that your investment had a 5% return during each year and that the Funds’ operating expenses remain the same. Although your actual costs may be higher or lower based on these assumptions your costs would be:

		Large Cap Fund				Growth Fund				Growth Fund Pro Forma
Class	Share Status	1 Yr	3 Yrs	5 Yrs	10 Yrs	1 Yr	3 Yrs	5 Yrs	10 Yrs	1 Yr	3 Yrs	5 Yrs	10 Yrs
A	Sold or Held	$685	935	1,205	1,971	700	982	1,303	2,212	685	946	1,258	2,141
C	Sold	$293	614	1,060	2,300	298	631	1,110	2,433	292	614	1,083	2,379
	Held	$193	614	1,060	2,300	198	631	1,110	2,433	192	614	1,083	2,379
I	Sold or Held	$87	291	511	1,146	93	290	504	1,120	81	263	473	1,077
R	Sold or Held	$143	460	800	1,762	148	478	852	1,902	142	461	824	1,845
R6	Sold or Held	$82	286	506	1,142	80	258	461	1,046	80	258	461	1,046
W	Sold or Held	$92	304	534	1,194	97	322	587	1,342	91	305	558	1,282

The Examples reflect applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.

How do the Principal Investment Strategies compare?

As discussed in more detail in the table below, the Funds have substantially identical principal investment strategies. Each Fund invests at least 80% of its net assets in common stocks of large-capitalization companies.

	Large Cap Fund	Growth Fund
Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in common stocks of large-capitalization companies. The Fund will provide shareholders with at least 60 days’ prior notice of any change in this investment policy. The Fund’s investment strategy uses a stock selection process that combines the discipline of quantitative screens with rigorous fundamental security analysis. The quantitative screens focus the fundamental analysis by identifying the stocks of companies with strong business momentum that demonstrate relative price strength, and have a perceived value not reflected in the current price. The objective of the fundamental analysis is to confirm the persistence of the company’s revenue and earnings growth, and validate the expectations for earnings estimate revisions, particularly relative to consensus estimates. A determination of reasonable valuation for individual securities is based on the judgment of the sub-adviser (“Sub-Adviser”).

For this Fund, large-capitalization companies are companies with market capitalizations which fall within the range of companies in the Russell 1000®

Under normal market conditions, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in common stocks of large-capitalization companies. The Fund will provide shareholders with at least 60 days’ prior notice of any change in this investment policy. The Fund’s investment strategy uses a stock selection process that combines the discipline of quantitative screens with rigorous fundamental security analysis. The quantitative screens focus the fundamental analysis by identifying the stocks of companies with strong business momentum that demonstrate relative price strength, and have a perceived value not reflected in the current price. The objective of the fundamental analysis is to confirm the persistence of the company’s revenue and earnings growth, and validate the expectations for earnings estimate revisions, particularly relative to consensus estimates. A determination of reasonable valuation for individual securities is based on the judgment of the sub-adviser (“Sub-Adviser”).

For this Fund, large-capitalization companies are companies with market capitalizations which fall within the range of companies in the Russell 1000®

5

Large Cap Fund	Growth Fund

Growth Index at the time of purchase. The market capitalization of companies within the Russell 1000® Growth Index will change with market conditions.

The market capitalization of companies in the Russell 1000® Growth Index as of March 31, 2015 ranged from $212.7 million to $724.8 billion.

The Fund may also invest in derivative instruments, which include, but are not limited to, index futures and options to hedge against market risk or to enhance returns.

The Fund may also invest up to 25% of its assets in foreign securities.

The Fund may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Fund may lend portfolio securities on a short-term or long-term basis, up to 33 1⁄3% of its total assets.

Growth Index at the time of purchase. The market capitalization of companies within the Russell 1000® Growth Index will change with market conditions.

The market capitalization of companies in the Russell 1000® Growth Index as of March 31, 2015 ranged from $212.7 million to $724.8 billion.

The Fund may also invest in derivative instruments, which include, but are not limited to, index futures and options to hedge against market risk or to enhance returns.

The Fund may also invest up to 25% of its assets in foreign securities.

The Fund may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Fund may lend portfolio securities on a short-term or long-term basis, up to 30% of its total assets.

How do the Principal Risks compare

The following table summarizes and compares the principal risks of investing in the Funds. You could lose money on an investment in the Funds. Any of the following risks, among others, could affect Fund performance or cause the Funds to lose money or to underperform market averages of other funds.

Risks	Large Cap Fund	Growth Fund
Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.	✓	✓

Currency To the extent that the Fund invests directly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.	✓	✓

Derivative Instruments Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Fund and reduce its returns. Derivatives may not perform as expected, so the Fund may not realize the intended benefits. When used for hedging, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. In addition, given their complexity, derivatives expose the Fund to the risk of improper valuation.	✓	✓

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Risks	Large Cap Fund	Growth Fund
Foreign Investments Investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to: smaller markets; differing reporting, accounting, and auditing standards; nationalization, expropriation, or confiscatory taxation; foreign currency fluctuations, currency blockage, or replacement; potential for default on sovereign debt; or political changes or diplomatic developments, which may include the imposition of economic sanctions or other meaures by the United States or other governments. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in another market, country or region.	✓	✓

Growth Investing Prices of growth stocks typically reflect high expectations for future company growth, and may fall quickly and significantly if investors suspect that actual growth may be less than expected. Growth companies typically lack any dividends that might cushion price declines. Growth stocks tend to be more volatile than value stocks, and may underperform the market as a whole over any given time period.	✓	✓

Investment Model The manager’s proprietary model may not adequately allow for existing or unforeseen market factors or the interplay between such factors.	✓	✓

Liquidity If a security is illiquid, the Fund might be unable to sell the security at a time when the Fund’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Fund could realize upon disposition. The Fund may make investments that become less liquid in response to market developments or adverse investor perception. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.	✓	✓

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to Fund costs and impair the ability of the Fund to achieve its investment objectives.	✓	✓

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Shares of other investment companies that are listed on an exchange may trade at a discount or premium from their NAV. In addition, because the Fund may invest in other investment companies, you will pay a proportionate share of the expenses of those other investment companies (including management fees, administration fees, and custodial fees) in addition to the expenses of the Fund.	✓	✓

Securities Lending Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Fund will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Fund will lose money due to the failure of a borrower to return a borrowed security in a timely manner.	✓	✓

How does Large Cap Fund performance compare to Growth Fund?

The following information is intended to help you understand the risks of investing in the Funds. The following bar chart shows the changes in the Funds’ performance from year to year, and the table compares the Funds’ performance to the performance of a broad-based securities market index/indices for the same period. The Funds’ performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. The bar chart shows the performance of the Funds’ Class A shares. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown. However, the table includes all applicable fees and sales charges. Other class shares’ performance would be higher or lower than Class A shares’ performance because of the higher or lower expenses paid by Class A shares. The Funds’ past performance (before and after taxes) is no guarantee of future results. For the most recent performance figures, go to www.voyainvestments.com/literature or call 1-800-992-0180.

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Because Class R shares of Growth Fund did not have a full calendar year of operations and Class R6 shares of Growth Fund had not commenced operations as of the calendar year ended December 31, 2014, no performance information for Class R shares or Class R6 shares is provided below.

Large Cap Fund - Calendar Year Total Returns – Class A (as of December 31 of each year)

Best quarter: 4th, 2013, 9.89% and Worst quarter: 1st, 2014, -0.30%
The Fund’s Class A shares’ year-to-date total return as of March 31, 2015: 4.16%

Growth Fund - Calendar Year Total Returns – Class A (as of December 31 of each year)

Best quarter: 1st, 2012, 17.72% and Worst quarter: 4th, 2008 -21.12%
The Fund’s Class A shares’ year-to-date total return as of March 31, 2015: 4.06%

Average Annual Total Returns (for the periods ended December 31, 2014)
		1 Year	5 Years	10 Years	Since Inception	Inception Date
Large Cap Fund
Class A before taxes	%	6.38	N/A	N/A	13.69	03/01/12
after tax on distributions	%	5.98	N/A	N/A	13.26
after tax on distributions with sale	%	3.93	N/A	N/A	10.62
Russell 1000® Growth Index[1]	%	13.05	N/A	N/A	16.92
Class C before taxes	%	11.17	N/A	N/A	15.25	03/01/12
Russell 1000® Growth Index[1]	%	13.05	N/A	N/A	16.92
Class I before taxes	%	13.39	N/A	N/A	16.48	03/01/12
Russell 1000® Growth Index[1]	%	13.05	N/A	N/A	16.92
Class R before taxes	%	12.73	N/A	N/A	15.85	03/01/12
Russell 1000® Growth Index[1]	%	13.05	N/A	N/A	16.92
Class R6 before taxes	%	13.40	N/A	N/A	18.85
Russell 1000® Growth Index[1]	%	13.05	N/A	N/A	19.41
Class W before taxes	%	13.37	N/A	N/A	16.42	03/01/12
Russell 1000® Growth Index[1]	%	13.05	N/A	N/A	16.92

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Average Annual Total Returns (for the periods ended December 31, 2014)
		1 Year	5 Years	10 Years	Since Inception	Inception Date
Growth Fund
Class A before taxes	%	6.38	14.98	6.76	N/A	07/21/97
after tax on distributions	%	2.92	13.78	6.20	N/A
after tax on distributions with sale	%	5.19	11.74	5.31	N/A
Russell 1000® Growth Index[1]	%	13.05	15.81	8.49	N/A
Class C before taxes	%	11.15	15.58	6.69	N/A	07/21/97
Russell 1000® Growth Index[1]	%	13.05	15.81	8.49	N/A
Class I before taxes	%	13.26	16.73	7.80	N/A	01/08/02
Russell 1000® Growth Index[1]	%	13.05	15.81	8.49	N/A
Class W before taxes	%	13.19	16.72	7.67	N/A	07/21/97
Russell 1000® Growth Index[1]	%	13.05	15.81	8.49	N/A

1.	The index returns do not reflect deductions for fees, expenses, or taxes.

How do certain characteristics of the Funds compare?

The following table compares certain characteristics of the Funds as of November 30, 2014.

	Large Cap Fund		Growth Fund
Net Assets	$281 million		$129 million

Portfolio Turnover Rate	44%		32%

Sector Diversification[1]	Information Technology	28.5%	Information Technology	28.7%
(as a percentage of net assets)	Consumer Discretionary	20.7%	Consumer Discretionary	20.8%
	Health Care	16.7%	Health Care	16.7%
	Industrials	11.2%	Industrials	11.3%
	Consumer Staples	9.0%	Consumer Staples	9.0%
	Financials	5.3%	Financials	5.3%
	Materials	3.7%	Materials	3.7%
	Energy	3.3%	Energy	3.3%
	Assets in Excess of Other Liabilities[2]	1.6%	Assets in Excess of Other Liabilities[2]	1.2%
	Net Assets	100.0%	Net Assets	100.0%

Top Ten Holdings[1]	Apple, Inc.	6.3%	Apple, Inc.	6.5%
(as a percentage of net assets)	Microsoft Corp.	3.7%	Microsoft Corp.	3.7%
	Home Depot, Inc.	3.0%	Home Depot, Inc.	3.0%
	PepsiCo, Inc.	3.0%	PepsiCo, Inc.	3.0%
	Amazon.com, Inc.	2.6%	Amazon.com, Inc.	2.6%
	Comcast Corp. – Class A	2.4%	Comcast Corp. – Class A	2.4%
	Google, Inc. – Class A	2.3%	Google, Inc. – Class A	2.3%
	AbbVie, Inc.	2.3%	AbbVie, Inc.	2.3%
	McKennson Corp.	2.2%	McKennson Corp.	2.2%
	Walt Disney Co.	2.2%	Walt Disney Co.	2.2%

1.	Portfolio holdings are subject to change daily.

2.	Includes short-term investments.

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How does the management of the Funds compare?

The following table describes the management of the Funds.

	Large Cap Fund	Growth Fund
Investment Adviser	Voya Investments, LLC (“Voya Investments” or “Adviser”)	Voya Investments
Management Fee (as a percentage of average daily net assets)	0.80%	0.800% on the first $500 million; 0.775% on the next $500 million; and 0.750% thereafter

Sub-Adviser	Voya Investment Management Co. LLC (“Voya IM” or Sub-Adviser”)	Voya IM

Sub-Advisory Fee (as a percentage of average daily net assets)	0.315%	0.338% on the first $500 million; 0.304% on the next $500 million; and 0.293% on assets in excess of $1 billion

Portfolio Managers	Jeffrey Bianchi, CFA (since 02/12) Christopher F. Corapi (since 02/12) Michael Pytosh (since 02/12)	Jeffrey Bianchi, CFA (since 01/09) Christopher F. Corapi (since 04/10) Michael Pytosh (since 04/12)

Distributor	Voya Investments Distributors, LLC (“Distributor”)	Distributor

Adviser to the Funds

Voya Investments, an Arizona limited liability company, serves as the investment adviser to the Funds. Voya Investments provides or oversees all investment advisory and portfolio management services for the Funds and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Funds, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance, and related services. Voya Investments is registered with the SEC as an investment adviser.

The Adviser is an indirect, wholly-owned subsidiary of Voya Financial, Inc. (formerly, ING U.S., Inc.) Voya Financial, Inc. is a U.S.-based financial institution whose subsidiaries operate in the retirement, investment, and insurance industries.

Voya Investments’ principal office is located at 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, Arizona 85258. As of March 31, 2015, Voya Investments managed approximately $55.5 billion in assets.

Prior to May 2013, Voya Financial, Inc. was a wholly-owned subsidiary of ING Groep N.V. (“ING Groep”). In October 2009, ING Groep submitted a restructuring plan (the “Restructuring Plan”) to the European Commission in order to receive approval for state aid granted to ING Groep by the Kingdom of the Netherlands in November 2008 and March 2009. To receive approval for this state aid, ING Groep was required to divest its insurance and investment management businesses, including Voya Financial, Inc., before the end of 2013. In November 2012, the Restructuring Plan was amended to permit ING Groep additional time to complete the divestment. Pursuant to the amended Restructuring Plan, ING Groep was required to divest at least 25% of Voya Financial, Inc. by the end of 2013 and more than 50% by the end of 2014, and was required to divest the remaining interest by the end of 2016 (such divestment, the “Separation Plan”).

In May 2013, Voya Financial, Inc. conducted an initial public offering of its common stock (the “IPO”). In October 2013, March 2014, and September 2014, ING Groep divested additional shares in several secondary offerings of common stock of Voya Financial, Inc. and concurrent share repurchases by Voya Financial, Inc. These transactions reduced ING Groep’s ownership interest in Voya Financial, Inc. to 32%. Voya Financial, Inc. did not receive any proceeds from these offerings.

In November 2014, through an additional secondary offering and the concurrent repurchase of shares by Voya Financial, Inc., ING Groep further reduced its interest in Voya Financial, Inc. below 25% to approximately 19% (the “November 2014 Offering”). The November 2014 Offering was deemed by the Adviser to be a change of control (the “Change of Control”), which resulted in the automatic termination of the existing investment advisory and sub-advisory agreements under which the Adviser and sub-advisers provide services to the Portfolios. In anticipation of this termination, and in order to ensure that the existing investment advisory and sub-advisory services could continue uninterrupted, in 2013 the Board approved new advisory and sub-advisory agreements for the Funds in connection with the IPO. In addition, in 2013, shareholders of each Fund approved new investment advisory and affiliated sub-advisory agreements prompted by the IPO, as well as any future advisory and affiliated sub-advisory agreements prompted by the Separation Plan that are approved by the Board and that have terms not materially different from the current agreements. This meant that shareholders would not have another opportunity to vote on a new agreement with the Adviser or a current affiliated sub-adviser even upon a change of control prompted by the Separation Plan, as long as no single person or group of persons acting together gains “control” (as defined in the 1940 Act) of Voya Financial, Inc.

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On November 18, 2014, in response to the Change of Control, the Board, at an in-person meeting, approved new investment advisory and sub-advisory agreements. At that meeting, the Adviser represented that the investment advisory and affiliated sub-advisory agreements approved by the Board were not materially different from the agreements approved by shareholders in 2013 and no single person or group of persons acting together was expected to gain “control” (as defined in the 1940 Act) of Voya Financial, Inc. As a result, shareholders of the Funds will not be asked to vote again on these new agreements with the Adviser and affiliated sub-advisers.

In March 2015, ING Groep divested the remainder of its interest in Voya Financial, Inc. through a secondary offering of common stock of Voya Financial, Inc. and a concurrent share repurchase by Voya Financial, Inc. Voya Financial, Inc. did not receive any proceeds from this transaction.

Sub-Adviser to the Funds

The Adviser has engaged a sub-adviser to provide the day-to-day management of each Fund’s portfolio. The sub-adviser is an affiliate of the Adviser.

The Adviser acts as a “manager-of-managers” for the Funds. The Adviser has ultimate responsibility, subject to the oversight of the Funds’ Board, to oversee any sub-advisers and to recommend the hiring, termination, or replacement of sub-advisers. The Funds and the Adviser have received exemptive relief from the SEC which permits the Adviser, with the approval of the Funds’ Board but without obtaining shareholder approval, to enter into or materially amend a sub-advisory agreement with sub-advisers that are not affiliated with the Adviser (“non-affiliated sub-advisers”) as well as sub-advisers that are indirect or direct, wholly-owned subsidiaries of the Adviser or of another company that, indirectly or directly wholly owns the Adviser (“wholly-owned sub-advisers”

Consistent with the “manager-of-managers” structure, the Adviser delegates to the sub-advisers of the Funds the responsibility for day-to-day investment management subject to the Adviser’s oversight. The Adviser is responsible for, among other things, monitoring the investment program and performance of the sub-advisers of the Funds. Pursuant to the exemptive relief, the Adviser, with the approval of the Funds’ Board, has the discretion to terminate any sub-adviser (including terminating a non-affiliated sub-adviser and replacing it with a wholly-owned sub-adviser), and to allocate and reallocate the Funds’ assets among other sub-advisers. In these instances, the Adviser may have an incentive to select or retain an affiliated sub-adviser. In the event that the Adviser exercises its discretion to replace a sub-adviser of a Fund or add a new sub-adviser to a Fund, the Fund will provide shareholders with information about the new sub-adviser and the new sub-advisory agreement within 90 days. The appointment of a new sub-adviser or the replacement of an existing sub-adviser may be accompanied by a change to the name of a Fund and a change to the investment strategies of the Fund.

Under the terms of each sub-advisory agreement, the agreement can be terminated by the Adviser or a Fund’s Board. In the event a sub-advisory agreement is terminated, the sub-adviser may be replaced subject to any regulatory requirements or the Adviser may assume day-to-day investment management of a Fund.

The “manager-of-managers” structure and reliance on the exemptive relief has been approved by each Fund’s shareholders.

Voya Investment Management Co. LLC

Voya IM, a Delaware limited liability company, was founded in 1972 and is registered with the SEC as an investment adviser. Voya IM is an indirect, wholly-owned subsidiary of Voya Financial, Inc. and is an affiliate of the Adviser. Voya IM has acted as adviser or sub-adviser to mutual funds since 1994 and has managed institutional accounts since 1972. Voya IM’s principal office is located at 230 Park Avenue, New York, New York 10169. As of March 31, 2015, Voya IM managed approximately $87 billion in assets.

The following individuals are jointly responsible for the day-to-day management of the Funds.

Jeffrey Bianchi, CFA, Portfolio Manager of Voya IM’s large cap growth and mid cap growth strategies, joined Voya IM in 1994 as a quantitative analyst and later became a fundamental research analyst in 1995. Mr. Bianchi has had primary responsibility for the health care sector as well as other growth sectors, including technology and consumer. He assumed assistant portfolio management duties on the large cap growth strategy in 2000, and was named a portfolio manager on the strategy in 2008. He also assumed portfolio manager responsibilities of the mid cap growth strategy in 2005.

Christopher F. Corapi, Portfolio Manager and Chief Investment Officer of equities, joined Voya IM in February 2004. Prior to joining Voya IM, Mr. Corapi served as global head of equity research at Federated Investors since 2002. He served as head of U.S. equities and portfolio manager at Credit Suisse Asset Management beginning in 2000 and head of emerging markets research at JPMorgan Investment Management beginning in 1998.

Michael Pytosh, Portfolio Manager and Head of Equities, joined Voya IM in 2004 as a senior analyst covering the technology sector. Prior to 2004, Mr. Pytosh was with Lincoln Equity Management, LLC, since 1996, where he started as a technology analyst and ultimately took on the role of the firm’s president. Prior to that, Mr. Pytosh was a technology analyst at JPMorgan Investment Management and an analyst at Lehman Brothers.

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Distributor

Voya Investments Distributor, LLC (formerly, ING Investments Distributor, LLC) (“Distributor”) is the principal underwriter and distributor of each Fund. It is a Delaware limited liability company with its principal offices at 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, Arizona 85258.

The Distributor is a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). To obtain information about FINRA member firms and their associated persons, you may contact FINRA at www.finra.org or the Public Disclosure Hotline at 800-289-9999.

What are the key differences in the rights of shareholders of Large Cap Fund and Growth Fund?

Large Cap Fund is organized as a separate series of Voya Series Fund, Inc., an open-end management investment company organized as a Maryland corporation. Growth Fund is organized as a separate series of Voya Equity Trust, an open-end management investment company organized as a Massachusetts business trust. The Funds are governed by a Board of Trustees/Directors consisting of 11 members. For more information on the history of the Funds, please see Growth Fund’s Statements of Additional Information dated September 30, 2014 for Class A, Class C, Class I, Class R, and Class W shares and dated May 26, 2015 for Class R6 shares and Large Cap Fund’s Statement of Additional Information dated September 30, 2014.

Large Cap Fund	Growth Fund
At any meeting of shareholders duly called for the purpose, shareholders shall elect Directors by a majority vote.	Trustees shall be elected by the shareholders owning of record a plurality of the shares voting a meeting of shareholders duly called for the purpose.

At any meeting of shareholders duly called for the purpose, any Director may, by the vote of a majority of all of the shares entitled to vote be removed from office.	A Trustee may be removed at any meeting of shareholders by two-thirds vote of the outstanding shares.

In general, the Board may approve the liquidation of a series or class of the Corporation without the approval of shareholders. The Corporation may be dissolved upon a vote of a majority of the outstanding shares.	The Trust or any series of the Trust may be terminated by a majority of the Trustees, or by the affirmative vote of the holders of a majority of the shares of the trust or series outstanding and entitled to vote, at any meeting of shareholders.

In general, the transfer of all or substantially all of the assets of a Maryland corporation registered as an open-end investment company under the 1940 Act does not require shareholder approval.	Consolidation or merger shall require the approval of a majority shareholder vote of each series affected thereby. The terms “merge” or “merger” as used therein shall not include the purchase or acquisition of any assets of any other trust, partnership, association or corporation which is an investment company organized under the laws of the Commonwealth of Massachusetts or any other state of the United States.

In general, amendments to the Articles of Incorporation must be approved by the Board and by the affirmative vote of a majority of the outstanding shares, except that no action affecting the validity or assessibility of such shares shall be taken without the unanimous approval of the outstanding shares affected thereby.	The Declaration of Trust may be amended by a vote of the holders of a majority of the shares outstanding and entitled to vote at a meeting of shareholders called for the purpose. No amendment may be made which would change any rights with respect to any shares of the Trust or series by reducing the amount payable thereon upon liquidation of the Trust or series or by diminishing or eliminating any voting rights pertaining thereto, except with the vote or consent of the holders of two-thirds of the shares of the Trust or series outstanding and entitled to vote.

The Board has the power to amend the Bylaws.	Both shareholders and the Trustees have the power to amend the Bylaws.

Because Growth Fund is organized as a series of a Massachusetts business trust and Large Cap Fund is organized as a series of a Maryland corporation, there are some differences between the rights of shareholders of each Fund under state law. Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for the obligations of the business trust. However, Growth Fund’s Declaration of Trust disclaims shareholder liability in connection with Trust property or the acts, obligations or affairs of the Trust. It also provides for indemnification by the Trust of any shareholder (or former shareholder) from and against all claims and liabilities to which such shareholder may become subject by reason of being or having been a shareholder. Pursuant to Maryland law, shareholders of Large Cap Fund generally have no personal liability as such for the Fund’s acts, obligations or affairs.

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Additional Information about the Funds

Dividends and Other Distributions

The Funds generally distribute most or all of their net earnings in the form of dividends, consisting of ordinary income and capital gains distributions. Each Fund distributes capital gains, if any, annually. Each Fund also declares dividends and pays dividends consisting of ordinary income, if any, annually.

To comply with federal tax regulations, the Funds may also pay an additional capital gains distribution.

Capitalization

The following table shows on an unaudited basis the capitalization of each of the Funds as of November 30, 2014 and on a pro forma basis as of November 30, 2014, giving effect to the Reorganization.

	Large Cap Fund	Growth Fund		Adjustments	Growth Fund Pro Forma
Class A
Net Assets	$2,958,605	67,072,667		-	70,031,272
Net Asset Value Per Share	$15.07	35.80		-	35.80
Shares Outstanding	196,389	1,873,486		(113,746)[1]	1,956,129

Class C
Net Assets	$2,331,463	26,784,098		-	29,115,561
Net Asset Value Per Share	$14.81	32.37		-	32.37
Shares Outstanding	157,415	827,458		(85,390)[1]	899,483

Class I
Net Assets	$240,318,945	30,456,189		-	270,775,134
Net Asset Value Per Share	$15.17	38.47		-	38.47
Shares Outstanding	15,842,167	791,702		(9,595,249)[1]	7,038,620

Class R
Net Assets	$580,650	3,321		-	583,971
Net Asset Value Per Share	$15.04	38.42		-	38.42
Shares Outstanding	38,601	86		(23,488)[1]	15,199

Class R6
Net Assets	$33,064,766	N/A	[2]	-	33,064,766
Net Asset Value Per Share	$15.18	N/A	[2]	-	15.18
Shares Outstanding	2,178,682	N/A	[2]	-	2,178,682

Class W
Net Assets	$1,634,212	3,544,430		-	5,178,642
Net Asset Value Per Share	$15.15	37.76		-	37.76
Shares Outstanding	107,857	93,861		(64,578)[1]	137,140

1.	Reflects new shares issued, net of retired shares of Large Cap Fund. (Calculation: Net Assets ÷ NAV per share.)

2.	As of November 30, 2014, Class R6 had not commenced operations.

Additional Information about the Reorganization

The Reorganization Agreement

The terms and conditions under which the proposed transaction may be consummated are set forth in the Reorganization Agreement. Significant provisions of the Reorganization Agreement are summarized below; however, this summary is qualified in its entirety by reference to the Reorganization Agreement, a form of which is attached to this Proxy Statement/Prospectus as Appendix A.

The Reorganization Agreement provides for: (i) the transfer, as of the Closing Date, of all of the assets of Large Cap Fund in exchange for shares of beneficial interest of Growth Fund and the assumption by Growth Fund of all of Large Cap Fund’s liabilities; and (ii) the distribution of shares of Growth Fund to shareholders of Large Cap Fund, as provided for in the Reorganization Agreement. Large Cap Fund will then be liquidated.

Each shareholder of Class A, Class C, Class I, Class R, Class R6, and Class W shares of Large Cap Fund will hold, immediately after the Closing, the corresponding share class shares of Growth Fund having an aggregate value equal to the aggregate value of the shares of Large Cap Fund held by that shareholder as of the close of business on the Closing Date.

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The obligations of the Funds under the Reorganization Agreement are subject to various conditions, including approval of the shareholders of Large Cap Fund and that each Fund receives an opinion from the law firm of Ropes & Gray LLP to the effect that the Reorganization will qualify as a tax-free reorganization for federal income tax purposes. The Reorganization Agreement also requires that each of the Funds take, or cause to be taken, all actions, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by the Reorganization Agreement. The Reorganization Agreement may be terminated by mutual agreement of the parties or by one party on certain other grounds. Please refer to Appendix A to review the terms and conditions of the Reorganization Agreement.

Expenses of the Reorganization

The expenses of the Reorganization will be paid by the Adviser (or an affiliate). The expenses of the Reorganization are one-time, nonrecurring and include, but are not limited to, the costs associated with the preparation of necessary filings with the SEC, printing and distribution of the Proxy Statement/Prospectus and proxy materials, legal fees, accounting fees, securities registration fees, and expenses of holding the Special Meeting. The expenses of the Reorganization are estimated to be $179,000 and do not include the transition costs described in “Portfolio Transitioning” below.

Portfolio Transitioning

As discussed above, the Funds have substantially identical principal investment strategies. As a result, Voya IM does not anticipate that it will need to sell a significant portion of Large Cap Fund’s holdings if the Reorganization is approved by shareholders. If any of Large Cap Fund’s holdings are sold prior to the Closing Date, the proceeds of such sales are expected to be invested in securities that Voya IM wishes for Growth Fund to hold and in temporary investments, which will be delivered to Growth Fund at the Closing Date.

Costs of portfolio transitions are measured using implementation shortfall, which measures the change between the market value of a fund at the close of the market the day before any trading related to the portfolio transition occurs and the actual price at which the trades are executed during the portfolio transition. Implementation shortfall includes both explicit and implicit transition costs. The explicit costs include brokerage commissions, fees, and taxes. No explicit transition costs are expected to be incurred in connection with the Reorganization; however, to the extent such explicit costs are incurred they will be paid by the Adviser or its affiliates. All the other costs of transitioning the Funds are considered implicit costs. These include spread costs, market impact costs, and opportunity costs. Quantifying implicit costs is difficult and involves some degree of subjective determinations. These implicit costs will be borne by the Funds.

During the transition period, Large Cap Fund might not be pursuing its investment objective and strategies, and limitations on permissible investments and investment restrictions will not apply. After the Closing Date of the Reorganization, Voya IM, as the sub-adviser to Growth Fund, may also sell portfolio holdings that it acquired from Large Cap Fund, and Growth Fund may not be immediately fully invested in accordance with its stated investment strategies. In addition, each Fund may engage in a variety of transition management techniques to facilitate the portfolio transition process, including without limitation, the purchase and sale of baskets of securities and exchange-traded funds, and enter into and close futures contracts or other derivative transactions. Such sales and purchases by the Fund during the transition period may be made at a disadvantageous time and could result in potential losses to the Funds.

Tax Considerations

The Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization under Section 368 of the Code. Accordingly, pursuant to this treatment, neither Large Cap Fund nor its shareholders, nor Growth Fund nor its shareholders, are expected to recognize any gain or loss for federal income tax purposes from the transactions contemplated by the Reorganization Agreement. As a condition to the closing of the Reorganization, the Funds will receive an opinion from tax counsel to the effect that, on the basis of existing provisions of the Code, U.S. Treasury Regulations promulgated thereunder, current administrative rules, pronouncements and court decisions, and subject to certain qualifications, the Reorganization will qualify as a tax-free reorganization for federal income tax purposes.

Because the Reorganization will end the tax year of the Large Cap Fund, it will accelerate distributions to shareholders from Large Cap Fund for its short tax year ending on the date of the Reorganization. Those tax year-end distributions will be taxable and will include any capital gains resulting from portfolio transitions in connection with and prior to the Reorganization that were not previously distributed.

Prior to the Closing Date, Large Cap Fund will pay to shareholders a distribution consisting of any undistributed investment company taxable income, any net tax-exempt income, and/or any undistributed realized net capital gains, including any net gains realized from any sales of assets prior to the Closing Date, including portfolio transitions in connection with the Reorganization. This distribution would be taxable to shareholders that are subject to tax.

As of December 31, 2014, neither Large Cap Fund nor Growth Fund had any capital loss carry forwards. In general, after the Reorganization, any losses of Large Cap Fund and Growth may be available to the combined fund, to offset its capital gains, although the amount of Growth Fund’s pre-Reorganization losses that may offset the combined fund’s capital gains in any given year may be limited due to this Reorganization. In addition, one Fund’s pre-acquisition losses cannot be used to offset unrealized gains in the other Fund that are “built in” at the time of the Reorganization and that exceed certain thresholds for five tax years. The ability of Growth Fund to use its or Large Cap Fund’s losses in the future depends on a variety of factors that

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cannot be known in advance, including the existence of capital gains against which these losses may be offset. In addition, the benefits of any capital loss carryforwards and built in losses currently are available only to pre-Reorganization shareholders of each Fund. After the Reorganization, the benefit associated with any available capital losses will inure to the benefit of all post-Reorganization shareholders of Growth Fund. Furthermore, the shareholders of Large Cap Fund will receive a proportionate share of any unrealized gains in Growth Fund’s assets, as well as any taxable gains realized by Growth Fund, but not distributed to its shareholders prior to the Reorganization, when such gains are eventually distributed by Growth Fund.

This description of the federal income tax consequences of the Reorganization is made without regard to the particular facts and circumstances of any shareholder. Shareholders are urged to consult their own tax advisers as to the specific consequences to them of the Reorganization in light of their individual circumstances, and as to the applicability and effect of state, local, non-U.S., and other tax laws.

What is the Board’s recommendation?

Based upon its review, the Board, including a majority of the Trustees/Directors who are not “interested persons,” as defined by the 1940 Act (the “Independent Trustees/Directors”), determined that the Reorganization would be in the best interests of the Funds and their shareholders. In addition, the Board determined that the interests of the shareholders of the Funds would not be diluted as a result of the Reorganization.

Accordingly, after consideration of such factors and information it considered relevant, the Board, including a majority of the Independent Trustees/Directors approved the Reorganization Agreement and voted to recommend to shareholders that they approve the Reorganization Agreement. The Board is therefore recommending that Large Cap Fund’s shareholders vote “FOR” the Reorganization Agreement.

What factors did the Board consider?

The Board considered the Reorganization as part of its overall consideration of what would be in the best interest of Large Cap Fund and its shareholders. The Board determined that Large Cap Fund would benefit from being combined into Growth Fund under the day-to-day management of Voya IM.

The Board, in approving the Reorganization, considered a number of factors, including, but not limited to, the following: an analysis of Voya IM as sub-adviser of each Fund; a presentation from Voya Investments regarding the Reorganization, intending to, among other things, enhance the efficiency and reduce the complexity of the Voya family of funds; Voya Investments’ analysis of Growth Fund as the surviving Fund of the Reorganization, as opposed to Large Cap Fund as the surviving Fund; the performance of Large Cap Fund and Growth Fund since the inception of each Fund; the performance of Large Cap Fund as compared to the performance of Growth Fund in the one-year time period, as Growth Fund commenced using its current strategy in December 2013; the performance of Large Cap Fund as compared to its Morningstar, Inc. (“Morningstar”) peer group and the performance of Growth Fund as compared to its Morningstar peer group; the similarities in fee structures of each of the Funds; the benefits shareholders of Large Cap Fund would receive due to the existing advisory fee breakpoints for Growth Fund; proposed expense limits for Growth Fund to be implemented in connection with the Reorganization; the consideration of representations from the Funds’ Chief Investment Risk Officer regarding the reasonability of the merger; the similarities in the investment objectives of each Fund; the similarities in the investment strategies of each Fund; the similarity in each Fund’s investment process primarily driven by bottom-up fundamental analysis; the combined asset size of the two Funds, which would likely provide greater scale and superior potential to maintain long-term scale benefits for the shareholders of both Funds; the Board’s determination that the Reorganization is in the best interest of Large Cap Fund; Voya Investments’ representations that direct or indirect costs relating to the Reorganization will not be borne by either Fund or their shareholders; the expected tax consequences of the Reorganization to Large Cap Fund and its shareholders, including that the Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization; and the Board’s determination that the Reorganization will not dilute the interests of the shareholders of Large Cap Fund. Different Board members may have given different weight to different individual factors and related conclusions.

What is the required vote?

Approval of the Reorganization Agreement requires the affirmative vote of the lesser of: (i) 67% or more of the voting securities present at the meeting, provided that more than 50% of the voting securities are present in person or represented by proxy at the Special Meeting; or (ii) a majority of the shares entitled to vote.

What happens if shareholders do not approve the Reorganization?

If shareholders of Large Cap Fund do not approve the Reorganization, Large Cap Fund will continue to be managed by Voya Investments as described in the prospectus, and the Board will determine what additional action, if any, should be taken.

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General Information about the Proxy Statement/Prospectus

Who is asking for my vote?

The Board is soliciting your vote for a special meeting of Large Cap Fund’s shareholders.

How is my proxy being solicited?

Solicitation of proxies is being made primarily by the mailing of the Notice of Special Meeting, this Proxy Statement/Prospectus, and the Proxy Ballot on or about July 24, 2015. In addition to the solicitation of proxies by mail, employees of the Adviser and its affiliates, without additional compensation, may solicit proxies in person or by telephone, telegraph, facsimile, or oral communications.

What happens to my proxy once I submit it?

The Board has named Huey P. Falgout, Jr., Secretary, Theresa K. Kelety, Assistant Secretary, and Todd Modic, Assistant Secretary, or one or more substitutes designated by them, as proxies who are authorized to vote Fund shares as directed by shareholders.

Can I revoke my proxy after I submit it?

A shareholder may revoke the accompanying proxy at any time prior to its use by filing with the Fund a written revocation or a duly executed proxy bearing a later date. In addition, any shareholder who attends the Special Meeting in person may vote by ballot at the Special Meeting, thereby canceling any proxy previously given.

How will my shares be voted?

If you follow the voting instructions, your proxies will vote your shares as you have directed. If you submit your Proxy Ballot but do not vote on the proposals, your proxies will vote on the proposals as recommended by the Board. If any other matter is properly presented at the Special Meeting, your proxies will vote in their discretion in accordance with their best judgment, including on any proposal to adjourn the meeting. At the time this Proxy Statement/Prospectus was printed, the Board knew of no matter that needed to be acted upon at the Special Meeting other than the proposals discussed in this Proxy Statement/Prospectus.

Quorum and Tabulation

Each shareholder of Large Cap Fund is entitled to one vote for each share held as to any matter on which such shareholder is entitled to vote and for each fractional share that is owned, the shareholder shall be entitled to a proportionate fractional vote. A majority of the shares entitled to vote shall constitute a quorum at any meeting of shareholders.

Adjournments

If a quorum is not present at the Special Meeting, if there are insufficient votes to approve any proposal, or for any other reason deemed appropriate by your proxies, your proxies may propose one or more adjournments of the Special Meeting to permit additional time for the solicitation of proxies, in accordance with the organizational documents of Voya Series Fund, Inc. and applicable law. Solicitation of votes may continue to be made without any obligation to provide any additional notice of the adjournment. The persons named as proxies will vote in favor of such adjournments in their discretion.

Broker Non-Votes and Abstentions

If a shareholder abstains from voting as to any matter, or if a broker returns a “non-vote” proxy, indicating a lack of authority to vote on a matter, then the shares represented by such abstention or non-vote will be treated as shares that are present at the Special Meeting for purposes of determining the existence of a quorum. However, abstentions and broker non-votes will be disregarded in determining the “votes cast” on a proposal and will have the effect of a vote against the Reorganization.

How many shares are outstanding?

As of the Record Date, the following shares of beneficial interest of Large Cap Fund were outstanding and entitled to vote:

Class	Shares Outstanding

Total

Shares have no preemptive or subscription rights. [To the knowledge of the Adviser, as of the Record Date, no current Director owns 1% or more of the outstanding shares of any class of the Fund, and the officers and Directors own, as a group, less than 1% of the shares of any class of the Fund.]

Appendix C hereto lists the persons that, as of the Record Date owned beneficially or of record 5% or more of the outstanding shares of any class of Large Cap Fund or Growth Fund.

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Can shareholders submit proposals for a future shareholder meeting?

The Fund is not required to hold annual meetings and currently does not intend to hold such meetings unless shareholder action is required by law. A shareholder proposal to be considered for inclusion in a proxy statement at any subsequent meeting of shareholders must be submitted in a reasonable time before a proxy statement for that meeting is printed and mailed. Whether a proposal is included in a proxy statement will be determined in accordance with applicable federal and state laws.

Why did my household only receive one copy of this Proxy Statement/Prospectus?

Only one copy of this Proxy Statement/Prospectus may be mailed to each household, even if more than one person in the household is a Fund shareholder of record, unless the Fund has received contrary instructions from one or more of the household’s shareholders. If you need an additional copy of this Proxy Statement, please contact Shareholder Services at (800) 992-0180. If in the future, you do not wish to combine or wish to recombine the mailing of a proxy statement with household members, please inform the Fund in writing at 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, Arizona, 85258-2034 or via telephone at (800) 992-0180.

In order that the presence of a quorum at the Special Meeting may be assured, prompt execution and return of the enclosed Proxy Ballot is requested. A self-addressed postage paid envelope is enclosed for your convenience. You also may vote via telephone or via the Internet. Please follow the voting instructions as outlined on your Proxy Ballot.

Huey P. Falgout, Jr.
Secretary

July 24, 2015

7337 East Doubletree Ranch Road, Suite 100

Scottsdale, Arizona 85258-2034

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Appendix A: Form of Agreement and Plan of Reorganization

THIS AGREEMENT AND PLAN OF REORGANIZATION (the “Agreement”) is made as of this 12th day of March, 2015, by and between Voya Equity Trust (“VET”), a Massachusetts business trust with its principal place of business at 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, Arizona 85258 (the “Trust”), on behalf of its series, Voya Growth Opportunities Fund (the “Surviving Fund”), and Voya Series Fund, Inc. (“VSFI”), a Maryland corporation with its principal place of business at 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, Arizona 85258 (the “Company”), on behalf of its series, Voya Large Cap Growth Fund (the “Disappearing Fund”).

This Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a)(1) of the United States Internal Revenue Code of 1986, as amended (the “Code”). The reorganization (the “Reorganization”) will consist of the transfer of all of the assets of the Disappearing Fund to the Surviving Fund in exchange solely for Class A, Class C, Class I, Class R, Class R6 and Class W voting shares of beneficial interest of the Surviving Fund (the “Surviving Fund Shares”), the assumption by the Surviving Fund of the liabilities of the Disappearing Fund described in paragraph 1.3, and the distribution of the Surviving Fund Shares to the shareholders of the Disappearing Fund in complete liquidation of the Disappearing Fund as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement.

WHEREAS, the Disappearing Fund and the Surviving Fund are series of open-end, registered investment companies of the management type and the Disappearing Fund owns securities which generally are assets of the character in which the Surviving Fund is permitted to invest; and

WHEREAS, the Board of Trustees of the Surviving Fund has determined that the exchange of all of the assets of the Disappearing Fund for Surviving Fund Shares and the assumption of the liabilities of the Disappearing Fund, as described in paragraphs 1.2 and 1.3 herein, by the Surviving Fund are in the best interests of the Surviving Fund and its shareholders and that the interests of the existing shareholders of the Surviving Fund would not be diluted as a result of this transaction; and

WHEREAS, the Board of Directors of the Disappearing Fund has determined that the exchange of all of the assets of the Disappearing Fund for Surviving Fund Shares and the assumption of the liabilities of the Disappearing Fund by the Surviving Fund, as described in paragraphs 1.2 and 1.3 herein, is in the best interests of the Disappearing Fund and its shareholders and that the interests of the existing shareholders of the Disappearing Fund would not be diluted as a result of this transaction.

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1. TRANSFER OF ASSETS OF THE DISAPPEARING FUND TO THE SURVIVING FUND IN EXCHANGE FOR THE SURVIVING FUND SHARES, THE ASSUMPTION OF ALL DISAPPEARING FUND LIABILITIES AND THE LIQUIDATION OF THE DISAPPEARING FUND

1.1. Subject to the requisite approval of the Disappearing Fund shareholders and the other terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Disappearing Fund agrees to transfer all of the Disappearing Fund’s assets, as set forth in paragraph 1.2, to the Surviving Fund, and the Surviving Fund agrees in exchange therefor: (i) to deliver to the Disappearing Fund the number of full and fractional Class A, Class C, Class I, Class R, Class R6 and Class W Surviving Fund Shares determined by dividing the value of the Disappearing Fund’s net assets with respect to each class, computed in the manner and as of the time and date set forth in paragraph 2.1, by the net asset value of one Surviving Fund Share of the same class, computed in the manner and as of the time and date set forth in paragraph 2.2; and (ii) to assume the liabilities of the Disappearing Fund, as set forth in paragraph 1.3. Such transactions shall take place at the closing provided for in paragraph 3.1 (the “Closing”).

1.2. The assets of the Disappearing Fund to be acquired by the Surviving Fund shall consist of all assets and property, including, without limitation, all cash, securities, commodities and futures interests and dividends or interests receivable that are owned by the Disappearing Fund and any deferred or prepaid expenses shown as an asset on the books of the Disappearing Fund on the closing date provided for in paragraph 3.1 (the “Closing Date”) (collectively, “Assets”).

1.3. The Disappearing Fund will endeavor to discharge all of its liabilities and obligations prior to the Closing Date. The Surviving Fund shall assume all of the liabilities of the Disappearing Fund whether accrued or contingent, known or unknown, existing at the Valuation Date, as defined in paragraph 2.1. On or as soon as practicable prior to the Closing Date, the Disappearing Fund will declare and pay to its shareholders of record one or more dividends and/or other distributions so that it will have distributed substantially all of its investment company taxable income (computed without regard to any deduction for dividends paid), net tax-exempt income, if any, and realized net capital gain, if any, for the current taxable year through the Closing Date and any other amounts necessary to be distributed in order to eliminate any excise tax liability under Section 4982 of the Code.

1.4. Immediately after the transfer of assets provided for in paragraph 1.1, the Disappearing Fund will distribute to the Disappearing Fund’s shareholders of record with respect to its Class A, Class C, Class I, Class R, Class R6 and Class W shares, determined as of immediately after the close of business on the Closing Date, on a pro rata basis within each class, the Surviving Fund Shares of the same class received by the Disappearing Fund pursuant to paragraph 1.1. In addition, as soon as is reasonably practicable after the Closing, the Disappearing Fund will completely liquidate. Such distribution and liquidation will be accomplished, with respect to each class of the Disappearing Fund’s shares, by the transfer of the Surviving Fund

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Shares then credited to the account of the Disappearing Fund on the books of the Surviving Fund to open accounts on the share records of the Surviving Fund in the names of the shareholders of record of each class of the Disappearing Fund’s shares, determined as of immediately after the close of business on the Closing Date (the “Disappearing Fund Shareholders”). The aggregate net asset value of Class A, Class C, Class I, Class R, Class R6 and Class W Surviving Fund Shares to be so credited to shareholders of Class A, Class C, Class I, Class R, Class R6 and Class W shares of the Disappearing Fund shall, with respect to each class, be equal to the aggregate net asset value of the Disappearing Fund of that same class owned by such shareholders on the Closing Date. All issued and outstanding Class A, Class C, Class I, Class R, Class R6 and Class W Disappearing Fund shares will simultaneously be canceled on the books of the Disappearing Fund, although share certificates representing interests in Class A, Class C, Class I, Class R, Class R6 and Class W shares of the Disappearing Fund will represent a number of shares of the same class of Surviving Fund Shares after the Closing Date, as determined in accordance with Section 2.3. The Surviving Fund shall not issue certificates representing the Class A, Class C, Class I, Class R, Class R6 and Class W Surviving Fund Shares in connection with such exchange.

1.5. Ownership of Surviving Fund Shares will be shown on the books of the Surviving Fund’s transfer agent, as defined in paragraph 3.3.

1.6. Any reporting responsibility of the Disappearing Fund including, but not limited to, the responsibility for the filing of regulatory reports, tax returns, or other documents with the U.S. Securities and Exchange Commission (the “Commission”), any state securities commission, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Disappearing Fund until the Disappearing Fund completes its liquidation and dissolves. Thereafter, any such reporting responsibilities shall be the responsibility of the Surviving Fund’s adviser on behalf of the Disappearing Fund.

2. VALUATION

2.1. The value of the Assets shall be the value computed as of immediately after the close of business of the New York Stock Exchange and after the declaration of any dividends and deduction for any expenses of the reorganization contemplated hereby to be paid by the Disappearing Fund on the Closing Date (such time and date being hereinafter called the “Valuation Date”), using the valuation procedures in the then-current prospectus and statement of additional information with respect to the Surviving Fund, and valuation procedures established by the Surviving Fund’s Board of Trustees.

2.2. The net asset value of Class A, Class C, Class I, Class R, Class R6 and Class W Surviving Fund Shares shall be the net asset value per share computed with respect to that class as of the Valuation Date, using the valuation procedures set forth in the Surviving Fund’s then-current prospectus and statement of additional and valuation procedures established by the Surviving Fund’s Board of Trustees.

2.3. The number of the Class A, Class C, Class I, Class R, Class R6 and Class W Surviving Fund Shares to be issued (including fractional shares, if any) in exchange for the Disappearing Fund’s assets shall be determined with respect to each such class by dividing the value of the net assets with respect to the Class A, Class C, Class I, Class R, Class R6 and Class W shares of the Disappearing Fund, as the case may be, determined using the same valuation procedures referred to in paragraph 2.1, by the net asset value of the Surviving Fund Shares of the same class, determined in accordance with paragraph 2.2.

2.4. All computations of value shall be made by the Disappearing Fund’s designated record keeping agent and shall be subject to review by Surviving Fund’s record keeping agent and by each Fund’s respective independent registered public accounting firm.

3. CLOSING AND CLOSING DATE

3.1. The Closing Date shall be October 23, 2015 or such other date as the parties may agree. All acts taking place at the Closing shall be deemed to take place simultaneously as of immediately after the close of business on the Closing Date unless otherwise agreed to by the parties. The close of business on the Closing Date shall be as of 4:00 p.m., Eastern Time. The Closing shall be held at the offices of the Surviving Fund or at such other time and/or place as the parties may agree.

3.2. The Disappearing Fund shall direct the Bank of New York Mellon, as custodian for the Disappearing Fund (the “Custodian”), to deliver, at the Closing, a certificate of an authorized officer stating that (i) the Assets shall have been delivered in proper form to the Surviving Fund within two business days prior to or on the Closing Date; and (ii) all necessary taxes in connection with the delivery of the Assets, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made. The Disappearing Fund’s portfolio securities represented by a certificate or other written instrument shall be presented for examination by the Custodian to the custodian for the Surviving Fund no later than five business days preceding the Closing Date, and shall be transferred and delivered by the Disappearing Fund as of the Closing Date for the account of the Surviving Fund duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof. The Custodian shall deliver as of the Closing Date by book entry, in accordance with the customary practices of the Custodian and any securities depository (as defined in Rule 17f-4 under the Investment Company Act of 1940, as amended (the “1940 Act”)) in which the Disappearing Fund’s Assets are deposited, the Disappearing Fund’s portfolio securities and instruments deposited with such depositories. The cash to be transferred by the Disappearing Fund shall be delivered by wire transfer of federal funds on the Closing Date.

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3.3. The Disappearing Fund shall direct BNY Mellon Investment Servicing (U.S.) Inc. (the “Transfer Agent”), on behalf of the Disappearing Fund, to deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Disappearing Fund Shareholders and the number and percentage ownership of outstanding Class A, Class C, Class I, Class R, Class R6 and Class W shares owned by each such shareholder immediately prior to the Closing. The Surviving Fund shall issue and deliver a confirmation evidencing the Surviving Fund Shares to be credited on the Closing Date to the Secretary of the Surviving Fund, or provide evidence satisfactory to the Disappearing Fund that such Surviving Fund Shares have been credited to the Disappearing Fund’s account on the books of the Surviving Fund. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.

3.4. In the event that on the Valuation Date (a) the New York Stock Exchange or another primary trading market for portfolio securities of the Surviving Fund or the Disappearing Fund shall be closed to trading or trading thereupon shall be restricted, or (b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of the Board of Directors of the Disappearing Fund or the Board of Trustees of the Surviving Fund, accurate appraisal of the value of the net assets of the Surviving Fund or the Disappearing Fund is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

4. REPRESENTATIONS AND WARRANTIES

4.1. Except as has been disclosed to the Surviving Fund in a written instrument executed by an officer of VSFI, VSFI, on behalf of the Disappearing Fund, represents and warrants to VET as follows:

(a) The Disappearing Fund is duly organized as a series of VSFI, which is a corporation, validly existing and in good standing under the laws of the State of Maryland, with power under VSFI’s Articles of Incorporation to own all of its properties and assets and to carry on its business as it is now being conducted;

(b) VSFI is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act, and the registration of shares of the Disappearing Fund under the Securities Act of 1933, as amended (“1933 Act”), are in full force and effect;

(c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Disappearing Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the Securities Exchange Act of 1934, as amended (the “1934 Act”) and the 1940 Act and such as may be required by state securities laws;

(d) The current prospectus and statement of additional information of the Disappearing Fund and each prospectus and statement of additional information of the Disappearing Fund used during the three years previous to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not, or did not at the time of its use, include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

(e) On the Closing Date, the Disappearing Fund will have good and marketable title to the Assets and full right, power, and authority to sell, assign, transfer and deliver such Assets hereunder free of any liens or other encumbrances, and upon delivery and payment for such Assets, the Surviving Fund will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act, other than as disclosed to the Surviving Fund;

(f) The Disappearing Fund is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of VSFI’s Articles of Incorporation or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which VSFI, on behalf of the Disappearing Fund, is a party or by which it is bound; or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which VSFI, on behalf of the Disappearing Fund, is a party or by which it is bound;

(g) All material contracts or other commitments of the Disappearing Fund (other than this Agreement and certain investment contracts including options, futures and forward contracts) will terminate without liability to the Disappearing Fund at or prior to the Closing Date;

(h) Except as otherwise disclosed in writing to and accepted by VET, on behalf of the Surviving Fund, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against the Disappearing Fund or any of its properties or assets or any person whom the Disappearing Fund may be obligated to indemnify in connection with such litigation, proceeding or investigation that, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. VSFI, on behalf of the Disappearing Fund, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

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(i) The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets, and Portfolio of Investments of the Disappearing Fund as of and for the year ended May 31, 2014, have been audited by KPMG LLP, an independent registered public accounting firm, and are in accordance with consistently applied U.S. generally accepted accounting principles (“U.S. GAAP”), and such statements (copies of which have been furnished to the Surviving Fund) present fairly, in all material respects, the financial condition of the Disappearing Fund as of such date in accordance with U.S. GAAP, and there are no known contingent liabilities of the Disappearing Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with U.S. GAAP as of such date not disclosed therein;

(j) Since May 31, 2014, there has not been any material adverse change in the Disappearing Fund’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Disappearing Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Surviving Fund (for the purposes of this subparagraph (j), a decline in net asset value per share of the Disappearing Fund due to declines in market values of securities in the Disappearing Fund’s portfolio, the discharge of Disappearing Fund liabilities, or the redemption of Disappearing Fund shares by shareholders of the Disappearing Fund shall not constitute a material adverse change);

(k) On the Closing Date, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of the Disappearing Fund required by law to have been filed by such date (including any extensions) shall have been timely filed and are or will be correct and complete in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Disappearing Fund’s knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

(l) For each taxable year of its operation (including the taxable year ending on the Closing Date), the Disappearing Fund has met (or will meet) the requirements of Subchapter M of the Code for qualification as a regulated investment company, has been (or will be) eligible to compute and has computed (or will compute) its federal income tax under Section 852 of the Code, and will have distributed all of its investment company taxable income, net tax-exempt income and net capital gain (as defined in the Code) that has accrued through the Closing Date, and before the Closing Date will have declared dividends sufficient to distribute all of its investment company taxable income, net tax-exempt income and net capital gain for each of (i) any prior taxable year for which any such dividend and related distribution are still timely and (ii) the period ending on the Closing Date;

(m) All issued and outstanding shares of the Disappearing Fund are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable, and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration or qualification requirements of federal and state securities laws. All of the issued and outstanding shares of the Disappearing Fund will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the Transfer Agent, on behalf of the Disappearing Fund, as provided in paragraph 3.3. The Disappearing Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the shares of the Disappearing Fund, nor is there outstanding any security convertible into any of the Disappearing Fund shares;

(n) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the Board of Directors of VSFI, on behalf of the Disappearing Fund, and, subject to the approval of the shareholders of the Disappearing Fund, this Agreement will constitute a valid and binding obligation of the Disappearing Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;

(o) The information to be furnished by VSFI, on behalf of the Disappearing Fund, for use in registration statements, proxy materials and other documents filed or to be filed with any federal, state or local regulatory authority (including the Financial Industry Regulatory Authority) that may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations thereunder applicable thereto;

(p) The proxy statement of the Disappearing Fund (the “Proxy Statement”) to be included in the Registration Statement referred to in paragraph 5.6, insofar as it relates to the Disappearing Fund, will, on the effective date of the Registration Statement and on the Closing Date (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading, provided, however, that the representations and warranties in this subparagraph (p) shall not apply to statements in or omissions from the Proxy Statement and the Registration Statement made in reliance upon and in conformity with information that was furnished by the Surviving Fund for use therein; and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder; and

(q) On the Closing Date, the Disappearing Fund will have sold such of its assets, if any, as are necessary based on information provided by the Surviving Fund and contingent on the accuracy of such information to assure that, after giving effect to the acquisition of the assets of the Disappearing Fund pursuant to this Agreement, the Surviving Fund, if classified as a “diversified company” within the meaning of Section 5(b)(1) of the 1940 Act, will remain a “diversified company” and in

21

compliance in all material respects with such other investment restrictions as are set forth in the Surviving Fund Prospectus, as amended through the Closing Date.

4.2. Except as has been disclosed to the Disappearing Fund in a written instrument executed by an officer of VET, VET, on behalf of the Surviving Fund, represents and warrants to VSFI as follows:

(a) The Surviving Fund is duly organized as a series of VET, which is a business trust duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts, with power under VET’s Declaration of Trust to own all of its properties and assets and to carry on its business as it is now being conducted;

(b) VET is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act and the registration of the shares of the Surviving Fund under the 1933 Act, are in full force and effect;

(c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Surviving Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required by state securities laws;

(d) The current prospectus and statement of additional information of the Surviving Fund and each prospectus and statement of additional information of the Surviving Fund used during the three years previous to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not, or did not at the time of its use, include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

(e) On the Closing Date, the Surviving Fund will have good and marketable title to the Surviving Fund’s assets, free of any liens or other encumbrances, except those liens or encumbrances as to which the Disappearing Fund has received notice and necessary documentation at or prior to the Closing;

(f) The Surviving Fund is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of VET’s Declaration of Trust or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which VET, on behalf of the Surviving Fund, is a party or by which it is bound; or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which VET, on behalf of the Surviving Fund, is a party or by which it is bound;

(g) Except as otherwise disclosed in writing to and accepted by VSFI, on behalf of the Disappearing Fund, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against VET, on behalf of the Surviving Fund, or any of its properties or assets, or any person whom the Surviving Fund may be obligated to indemnify in connection with such litigation, proceeding or investigation, that, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. VET, on behalf of the Surviving Fund, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

(h) The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets and Portfolio of Investments of the Surviving Fund as of and for the year ended May 31, 2014, have been audited by KPMG LLP, an independent registered public accounting firm, and are in accordance with consistently applied U.S. GAAP, and such statements (copies of which have been furnished to the Disappearing Fund) present fairly, in all material respects, the financial condition of the Surviving Fund as of such date in accordance with U.S. GAAP, and there are no known contingent liabilities of the Surviving Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with U.S. GAAP as of such date not disclosed therein;

(i) Since May 31, 2014, there has not been any material adverse change in the Surviving Fund’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Surviving Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Disappearing Fund. (For purposes of this subparagraph (i), a decline in net asset value per share of the Surviving Fund due to declines in market values of securities in the Surviving Fund’s portfolio, the discharge of Surviving Fund liabilities, or the redemption of Surviving Fund Shares by shareholders of the Surviving Fund, shall not constitute a material adverse change);

(j) On the Closing Date, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of the Surviving Fund required by law to have been filed by such date (including any extensions) shall have been timely filed and are or will be correct and complete in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Surviving Fund’s knowledge no such return is currently under audit and no assessment has been asserted with respect to such returns;

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(k) For each taxable year of its operation (including the taxable year that includes the Closing Date), the Surviving Fund has met (or will meet) the requirements of Subchapter M of the Code for qualification as a regulated investment company, has been eligible to (or will be eligible to) compute and has computed (or will compute) its federal income tax under Section 852 of the Code, and has distributed all of its investment company taxable income, net tax-exempt income and net capital gain (as defined in the Code) for periods ending prior to the Closing Date;

(l) All issued and outstanding shares of the Surviving Fund are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws. All of the issued and outstanding shares of the Surviving Fund will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the Transfer Agent, on behalf of the Surviving Fund, as provided in paragraph 3.3. The Surviving Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any Surviving Fund Shares, nor is there outstanding any security convertible into any Surviving Fund Shares;

(m) The execution, delivery and performance of this Agreement will have been fully authorized prior to the Closing Date by all necessary action, if any, on the part of the Board of Trustees of VET, on behalf of the Surviving Fund, and this Agreement will constitute a valid and binding obligation of the Surviving Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;

(n) The Class A, Class C, Class I, Class R, Class R6 and Class W Surviving Fund Shares to be issued and delivered to the Disappearing Fund, for the account of the Disappearing Fund shareholders, pursuant to the terms of this Agreement, will on the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued Surviving Fund Shares, and will be fully paid and non-assessable;

(o) The information to be furnished by VET, on behalf of the Surviving Fund, for use in the registration statements, proxy materials and other documents filed or to be filed with any federal, state or local regulatory authority (including the Financial Industry Regulatory Authority), that may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations thereunder applicable thereto; and

(p) That insofar as it relates to the Surviving Fund, the Registration Statement relating to the Surviving Fund Shares issuable hereunder, and the proxy materials with respect to the Disappearing Fund to be included in the Registration Statement, and any amendment or supplement to the foregoing, will, as of the date of this Agreement: (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading, provided, however, that the representations and warranties in this subparagraph (p) shall not apply to statements in or omissions from the Registration Statement made in reliance upon and in conformity with information that was furnished by the Disappearing Fund for use therein; and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder. Additionally, and through the Closing Date, to the extent any statement included in the Registration Statement, as supplemented or amended, relating to the Surviving Fund Shares issuable hereunder that was not misleading becomes misleading based on events that occur after the date of this Agreement, the Surviving Fund will, within a commercially reasonable amount of time, inform the Disappearing Fund.

5. COVENANTS OF THE SURVIVING FUND AND THE DISAPPEARING FUND

5.1. The Surviving Fund and the Disappearing Fund each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include the declaration and payment of customary dividends and distributions, and any other distribution that may be advisable.

5.2. The Disappearing Fund will call a meeting of the shareholders of the Disappearing Fund to be held prior to the Closing Date to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.

5.3. The Disappearing Fund covenants that the Class A, Class C, Class I, Class R, Class R6 and Class W Surviving Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.

5.4. The Disappearing Fund will assist the Surviving Fund in obtaining such information as the Surviving Fund reasonably requests concerning the beneficial ownership of the Disappearing Fund’s shares.

5.5. Subject to the provisions of this Agreement, the Surviving Fund and the Disappearing Fund will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

5.6. The Disappearing Fund will provide the Surviving Fund with information reasonably necessary for the preparation of a prospectus (the “Prospectus”), which will include the Proxy Statement referred to in paragraph 4.1(p), all to be included in a Registration Statement on Form N-14 of the Surviving Fund (the “Registration Statement”), in compliance with the 1933 Act,

23

the 1934 Act and the 1940 Act, in connection with the meeting of the shareholders of the Disappearing Fund to consider approval of this Agreement and the transactions contemplated herein.

5.7. The Surviving Fund will advise the Disappearing Fund promptly if at any time prior to the Closing Date the assets of the Disappearing Fund include any securities that the Surviving Fund is not permitted to acquire.

5.8. As soon as is reasonably practicable after the Closing, the Disappearing Fund will make a liquidating distribution to its shareholders consisting of the Class A, Class C, Class I, Class R, Class R6 and Class W Surviving Fund Shares received at the Closing.

5.9. The Surviving Fund and the Disappearing Fund shall each use its reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement as promptly as practicable.

5.10. VSFI, on behalf of the Disappearing Fund, covenants that VSFI will, from time to time, as and when reasonably requested by the Surviving Fund, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action as VET, on behalf of the Surviving Fund, may reasonably deem necessary or desirable in order to vest in and confirm (a) VSFI’s, on behalf of the Disappearing Fund’s, title to and possession of the Surviving Fund Shares to be delivered hereunder, and (b) VET’s, on behalf of the Surviving Fund’s, title to and possession of all the assets and otherwise to carry out the intent and purpose of this Agreement.

5.11. The Surviving Fund will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state blue sky or securities laws as may be necessary in order to continue its operations after the Closing Date.

6. CONDITIONS PRECEDENT TO OBLIGATIONS OF THE DISAPPEARING FUND

The obligations of VSFI, on behalf of the Disappearing Fund, to consummate the transactions provided for herein shall be subject, at VSFI’s election, to the performance by VET, on behalf of the Surviving Fund, of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

6.1. All representations and warranties of VET, on behalf of the Surviving Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

6.2. VET, on behalf of the Surviving Fund shall have delivered to the VSFI a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to the VSFI and dated as of the Closing Date, to the effect that the representations and warranties of VET, on behalf of the Surviving Fund, made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement and as to such other matters as the VSFI shall reasonably request; and

6.3. VET, on behalf of the Surviving Fund, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by VET, on behalf of the Surviving Fund, on or before the Closing Date.

7. CONDITIONS PRECEDENT TO OBLIGATIONS OF THE SURVIVING FUND

The obligations of VET, on behalf of the Surviving Fund, to complete the transactions provided for herein shall be subject, at VET’s election, to the performance by VSFI, on behalf of the Disappearing Fund, of all of the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

7.1. All representations and warranties of VSFI, on behalf of the Disappearing Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

7.2. VSFI, on behalf of the Disappearing Fund shall have delivered to VET, on behalf of the Surviving Fund, (i) a statement of the Disappearing Fund’s assets and liabilities, as of the Closing Date, certified by the Treasurer of VSFI, (ii) a statement of the respective tax basis of each investment transferred by the Disappearing Fund to Surviving Fund, and (iii) copies of all relevant tax books and records;

7.3. VSFI, on behalf of the Disappearing Fund shall have delivered to VET, on behalf of the Surviving Fund on the Closing Date a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to VET and dated as of the Closing Date, to the effect that the representations and warranties of VSFI, on behalf of the Disappearing Fund, made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as VET shall reasonably request;

7.4. VSFI, on behalf of the Disappearing Fund, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by VSFI, on behalf of the Disappearing Fund, on or before the Closing Date; and

24

7.5. The Disappearing Fund shall have declared and paid a distribution or distributions prior to the Closing Date that, together with all previous distributions, shall have the effect of distributing to its shareholders (i) all of its investment company taxable income, all of its net tax-exempt income, if any, and all of its net realized capital gains, if any, for the period from the close of its last taxable year to 4:00 p.m. Eastern time on the Closing Date; and (ii) any undistributed investment company taxable income and net realized capital gains from any prior taxable year if still timely under Section 855 of the Code, to the extent not otherwise already distributed.

8. FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE SURVIVING FUND AND THE DISAPPEARING FUND

If any of the conditions set forth below have not been satisfied on or before the Closing Date with respect to VSFI, on behalf of the Disappearing Fund, or VET, on behalf of the Surviving Fund, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

8.1. The Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Disappearing Fund in accordance with the provisions of VSFI’s Articles of Incorporation, By-Laws, applicable Maryland law and the 1940 Act, and certified copies of the resolutions evidencing such approval shall have been delivered to VET. Notwithstanding anything herein to the contrary, neither VET, on behalf of the Surviving Fund, nor VSFI, on behalf of the Disappearing Fund, may waive the conditions set forth in this paragraph 8.1;

8.2. On the Closing Date no action, suit or other proceeding shall be pending or, to its knowledge, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein;

8.3. All consents of other parties and all other consents, orders and permits of Federal, state and local regulatory authorities deemed necessary by VET, on behalf of the Surviving Fund, or VSFI, on behalf of the Disappearing Fund to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Surviving Fund or the Disappearing Fund, provided that either party hereto may for itself waive any of such conditions;

8.4. The Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act; and

8.5. The parties shall have received the opinion of Tax Counsel (which opinion will be subject to certain qualifications) addressed to VET and VSFI substantially to the effect that, based upon certain facts, assumptions, representations and the existing provisions of the Code, Treasury regulations promulgated thereunder, current administrative rules, and court decisions, the transaction contemplated by this Agreement shall constitute a tax-free reorganization within the meaning of Section 368(a)(1) of the Code for Federal income tax purposes. The delivery of such opinion is conditioned upon receipt by Tax Counsel of representations it shall request of VET and VSFI. Notwithstanding anything herein to the contrary, VET and VSFI may not waive the condition set forth in this paragraph 8.5.

9. BROKERAGE FEES AND EXPENSES

9.1. VSFI, on behalf of the Disappearing Fund, and VET, on behalf of the Surviving Fund, each represent and warrant to each other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

9.2. The expenses relating to the proposed Reorganization will be borne by the investment adviser to the Disappearing Fund, on behalf of the Disappearing Fund, (or an affiliate of the investment adviser). The costs of the Reorganization shall include, but not be limited to, costs associated with obtaining any necessary order of exemption from the 1940 Act, preparation of the Registration Statement, printing and distributing the Surviving Fund’s prospectus and the Disappearing Fund’s proxy materials, legal fees, accounting fees, securities registration fees, and expenses of holding shareholders' meetings. Notwithstanding any of the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by another person of such expenses would result in the disqualification of such party as a “regulated investment company” within the meaning of Section 851 of the Code.

10. ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

10.1. The parties agree that neither party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.

10.2. The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated hereunder. The covenants to be performed after the Closing shall survive the Closing.

11. TERMINATION

This Agreement may be terminated and the transactions contemplated hereby may be abandoned by either party by mutual agreement of the parties. This Agreement may also be terminated and the transactions contemplated hereby may be

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abandoned by either party: (i) if the Closing shall not have occurred on or before January 31, 2016, unless such date is extended by mutual agreement of the parties; or (ii) if the other party shall have materially breached its obligations under this Agreement or made a material and intentional misrepresentation herein or in connection herewith. In the event of any such termination, this Agreement shall become void and there shall be no liability hereunder on the part of any party or their respective Directors/Trustees or officers, except for any such material breach or intentional misrepresentation, as to each of which all remedies at law or in equity of the party adversely affected shall survive.

12. AMENDMENTS

This Agreement may be amended, modified or supplemented in such manner as may be deemed necessary or advisable by the authorized officers of VET and VSFI; provided, however, that following the meeting of the shareholders of the Disappearing Fund called by VSFI pursuant to paragraph 5.2 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of the Class A, Class C, Class I, Class R, Class R6 and Class W Surviving Fund Shares to be issued to the Disappearing Fund Shareholders under this Agreement to the detriment of such shareholders without their further approval.

13. NOTICES

Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by facsimile, personal service or prepaid or certified mail addressed to:

Voya Equity Trust

7337 East Doubletree Ranch Road

Suite 100

Scottsdale, Arizona 85258-2034

Attn: Huey P. Falgout, Jr.

With a copy to:

Ropes & Gray LLP

Prudential Tower, 800 Boylston Street

Boston, MA 02199-3600

Attn: Elizabeth Reza

Voya Series Fund, Inc.

7337 East Doubletree Ranch Road

Suite 100

Scottsdale, Arizona 85258-2034

Attn: Huey P. Falgout, Jr.

With a copy to:

Ropes & Gray LLP

Prudential Tower, 800 Boylston Street

Boston, MA 02199-3600

Attn: Elizabeth Reza

14. HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT; LIMITATION OF LIABILITY

14.1. The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

14.2. This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

14.3. This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware without regard to its principles of conflicts of laws.

14.4. This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

It is expressly agreed that the obligations of the parties hereunder shall not be binding upon any of their respective Trustees, Directors, shareholders, nominees, officers, agents, or employees personally, but shall bind only the property of the Disappearing Fund or the corporate property of the Surviving Fund, as the case may be, as provided in the Articles of Incorporation of VSFI or the Declaration of Trust of VET, respectively. The execution and delivery by such officers shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the property of such party.

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Appendix B: Additional Information Regarding Voya Growth Opportunities Fund

Portfolio Holdings Information

A description of Growth Fund’s policies and procedures regarding the release of portfolio holdings information is available in Growth Fund’s Growth Fund’s Statements of Additional Information dated September 30, 2014 for Class A, Class C, Class I, Class R, and Class W shares and dated May 26, 2015 for Class R6. Portfolio holdings information can be reviewed online at www.voyainvestments.com.

Classes of Shares

Choosing a Share Class

When choosing between classes, you should carefully consider: (1) how long you plan to hold shares of Growth Fund; (2) the amount of your investment; (3) the expenses you’ll pay for each class, including ongoing annual expenses along with the initial sales charge or the contingent deferred sales charges (“CDSC”); and (4) whether you qualify for any sales charge discounts. Please review the disclosure about all of the available share classes carefully. Before investing, you should discuss with your financial intermediary which share class may be right for you.

The tables below summarize the features of the classes of shares available through this Proxy Statement/Prospectus. Class B shares are closed to new investors and additional investments from existing shareholders, except in connection with the reinvestment of any distributions and permitted exchanges. Specific Fund charges may vary so you should review each Fund’s fee table as well as the section entitled “Sales Charges” in this Prospectus.

Summary of primary differences among share classes:

Class A
Initial Sales Charge	Up to 5.75% (reduced for purchases of $50,000 or more and eliminated for purchases of $1 million or more)
Contingent Deferred Sales Charge	None (except that with respect to purchases of $1 million or more for which the initial sales charge was waived, a charge of 1.00% applies to redemptions made within 18 months)[1]
Distribution and/or Shareholder Services (12b-1) Fees	0.35% annually
Purchase Maximum	None
Minimum Initial Purchase/Minimum Account Size	$1,000 ($250 for IRAs)/$1,000 ($250 for IRAs)
Minimum Subsequent Purchases	None
Minimum Initial Account Balance for Systematic Exchange Privilege	$5,000
Conversion	None
Class C
Initial Sales Charge	None
Contingent Deferred Sales Charge	1.00% if the shares are sold within one year from the date of purchase
Distribution and/or Shareholder Services (12b-1) Fees	1.00% annually
Purchase Maximum	$1,000,000
Minimum Initial Purchase/Minimum Account Size	$1,000 ($250 for IRAs)/$1,000 ($250 for IRAs)
Minimum Subsequent Purchases	None
Minimum Initial Account Balance for Systematic Exchange Privilege	$5,000
Conversion	None
Class I
Initial Sales Charge	None
Contingent Deferred Sales Charge	None
Distribution and/or Shareholder Services (12b-1) Fees	None
Purchase Maximum	None
Minimum Initial Purchase2,3/Minimum Account Size	$250,000/$250,000
Minimum Subsequent Purchases	None
Minimum Initial Account Balance for Systematic Exchange Privilege	None
Conversion	None

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Class R
Initial Sales Charge	None
Contingent Deferred Sales Charge	None
Distribution and/or Shareholder Services (12b-1) Fees	0.50% annually
Purchase Maximum	None
Minimum Initial Purchase/Minimum Account Size	None/None
Minimum Subsequent Purchases	None
Minimum Initial Account Balance for Systematic Exchange Privilege
Conversion
Class R6
Initial Sales Charge	None
Contingent Deferred Sales Charge	None
Distribution and/or Shareholder Services (12b-1) Fees	None
Purchase Maximum	None
Minimum Initial Purchase/Minimum Account Size[4]	$1,000,000/$1,000,000
Minimum Subsequent Purchases	None
Minimum Initial Account Balance for Systematic Exchange Privilege	None
Conversion	None
Class W
Initial Sales Charge	None
Contingent Deferred Sales Charge	None
Distribution and/or Shareholder Services (12b-1) Fees	None
Purchase Maximum	None
Minimum Initial Purchase2/Minimum Account Size	$1,000/$1,000
Minimum Subsequent Purchases	None
Minimum Initial Account Balance for Systematic Exchange Privilege	None
Conversion	None

1.	There is no front-end sales charge if you purchase Class A shares in an amount of $1 million or more. However, these shares will be subject to a 1.00% CDSC if they are redeemed within 18 months of purchase.

2.	Minimum investment amounts may not be waived for individual accounts that are managed by an investment adviser representative, as defined in Rule 203A-3(a) under the Investment Advisers Act of 1940.

3.	There is no minimum initial investment requirement for qualified retirement plans or other defined contribution plans and defined benefit plans that invest in the Voya funds through omnibus arrangements.

4.	The minimum initial investment requirement for Class R6 shares is $1 million for certain institutional accounts. There is no minimum initial investment requirement for certain retirement plans and non-qualified deferred compensation plans. Please refer to the section of this Proxy Statement/Prospectus entitled “How to Buy Shares” for further details.

Please refer to the minimum investments table for additional information.

The relative impact of the initial sales charge, if applicable, and ongoing annual expenses will depend on the length of time a share is held. Higher distribution fees mean a higher expense ratio, so Class C shares and Class R shares pay correspondingly lower dividends and may have a lower net asset value (“NAV”) than Class A shares.

Because Growth Fund may not be able to identify an individual investor’s trading activities when investing through omnibus account arrangements, you and/or your financial intermediary are responsible for ensuring that your investment in Class C shares does not exceed $1,000,000. Growth Fund cannot ensure that they will identify purchase orders that would cause your investment in Class C shares to exceed the maximum allowed amount. When investing through such arrangements, you and/or your financial intermediary should be diligent in determining that you have selected the appropriate share class for you.

You and/or your financial intermediary should also take care to assure that you are receiving any sales charge reductions or other benefits to which you may be entitled. As an example, as is discussed below, you may be able to reduce a Class A sales charge payable by aggregating purchases to achieve breakpoint discounts. Growth Fund uses the net amount invested when determining whether a shareholder has reached the required investment amount in order to be eligible for a breakpoint discount. In order to ensure that you are receiving any applicable sales charge reduction, it may be necessary for you to inform Growth Fund or your financial intermediary of the existence of other accounts that may be eligible to be aggregated. Growth Fund’s Statements of Additional Information dated September 30, 2014 for Class A, Class C, Class I, Class R, and Class W shares and dated May 26, 2015 for Class R6 shares discusses specific classes of investors who may be eligible for a reduced sales charge. Before investing you should discuss which share class may be right for you with your financial intermediary.

Distribution and Service (12b-1) Fees

Growth Fund pay fees to the Distributor on an ongoing basis as compensation for the services the Distributor provides and the expenses it bears in connection with the sale and distribution of Fund shares (“distribution fees”) and/or in connection with

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personal services rendered to Fund shareholders and the maintenance of shareholder accounts (“service fees”). These payments are made pursuant to distribution and/or shareholder servicing plans adopted by Growth Fund pursuant to Rule 12b-1 of the 1940 Act (“12b-1 Plan”). Because these distribution and service fees are paid on an ongoing basis, over time these fees will increase the cost of your investment and cost you more than paying other types of sales charges.

Growth Fund has adopted a 12b-1 Plan for Class A, Class C, and Class R shares. The following table lists the maximum annual rates at which the distribution and/or servicing fees may be paid under each 12b-1 Plan (calculated as a percentage of each Fund’s average daily net assets attributable to the particular class of shares):

Fund	Class A	Class C	Class R
Growth Fund	0.35%	1.00%	0.50%

Sales Charges

Growth Fund makes available in a clear and prominent format, free of charge, on their website, (www.voyainvestments.com), information regarding applicable sales loads, reduced sales charges (i.e., breakpoint discounts), sales load waivers, eligibility minimums and purchases of the Fund’s shares. The website includes hyperlinks that facilitate access to the information.

Class A Shares

This section includes important information about sales charges and sales charge reduction programs available to investors in Growth Fund’s Class A shares and describes the information or records you may need to provide to the Distributor or your financial intermediary in order to be eligible for sales charge reduction programs.

Unless you are eligible for a waiver, the public offering price you pay when you buy Class A shares of Growth Fund is the NAV of the shares at the time of purchase, plus an initial sales charge. The initial sales charge varies depending on the size of your purchase, as set forth in the following tables. No sales charge is imposed when Class A shares are issued to you pursuant to the automatic reinvestment of income dividends or capital gains distributions. For investors investing in Class A shares of Growth Fund through a financial intermediary, it is the responsibility of the financial intermediary to ensure that the investor obtains the proper breakpoint discount, if any.

Because the offering price is calculated to two decimal places, the dollar amount of the sales charge as a percentage of the offering price and your net amount invested for any particular purchase of Fund shares may be higher or lower depending on whether downward or upward rounding was required during the calculation process.

Class A shares of Growth Fund are sold subject to the following sales charge:

Your Investment	As a % of the offering price	As a % of net asset value
Less than $50,000	5.75	6.10
$50,000 - $99,999	4.50	4.71
$100,000 - $249,999	3.50	3.63
$250,000 - $499,999	2.50	2.56
$500,000 - $999,999	2.00	2.04
$1,000,000 and over[1]	N/A	N/A

1.	See “Contingent Deferred Sales Charges (“CDSCs”) – Class A Shares” below.

Shareholders that purchased funds that were a part of the Lexington family of funds or the Aetna family of funds prior to February 2, 1998, at the time of purchase, are not subject to sales charges for the life of their account on purchases made directly with Growth Fund.

Contingent Deferred Sales Charges (“CDSCs”) - Class A Shares

Investments of $1 Million or More. There is no front-end sales charge if you purchase Class A shares in an amount of $1 million or more. However, these shares will be subject to a 1.00% CDSC if they are redeemed within 18 months of purchase.

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CDSC - Class C Shares

Unless you are eligible for a waiver, if you sell your Class C shares within the time periods specified below, you will pay a CDSC according to the following schedules. It is the responsibility of your financial intermediary to ensure that you are credited with the proper holding period for the shares redeemed. Class C shares are offered at their NAV per share without any initial sales charge. However, you may be charged a CDSC on shares that you sell within a certain period of time after you bought them. The amount of the CDSC is based on the lesser of the NAV of the shares at the time of purchase or redemption. The CDSCs are as follows:

Class C CDSC
Years after purchase	CDSC on shares being sold
1st year	1.00%
After 1st year	None

To keep your CDSC as low as possible, each time you place a request to redeem shares, Growth Fund will first redeem shares in your account that are not subject to a CDSC and then will sell shares that have the lowest CDSC.

There is no CDSC on shares acquired through the reinvestment of dividends and capital gains distributions.

CDSC on Exchange into Voya Senior Income Fund

You are not required to pay an applicable CDSC upon an exchange from Growth Fund into Voya Senior Income Fund. However, if you exchange into Voya Senior Income Fund and subsequently offer your common shares for repurchase by Voya Senior Income Fund, Growth Fund’s CDSC will apply. After an exchange into Voya Senior Income Fund, the time period for application of the CDSC will be calculated based on the first date you acquired your shares in Growth Fund.

Reduced or Waived Front-End Sales Charges

Investors in Growth Fund could reduce or eliminate sales charges applicable to the purchase of Class A shares through utilization of the Letter of Intent, Rights of Accumulation, or Combination Privilege. These programs are summarized below and are described in greater detail in Growth Fund’s Statements of Additional Information dated September 30, 2014 for Class A, Class C, Class I, Class R, and Class W shares and dated May 26, 2015 for Class R6.

You may reduce the initial sales charge on a purchase of Class A shares of a Fund by combining multiple purchases to take advantage of the breakpoints in the sales charge schedules. You may do this by:

•	Letter of Intent — lets you purchase shares over a 13-month period and pay the same sales charge as if the shares had all been purchased at once;

•	Rights of Accumulation — lets you add the value of shares of any open-end Voya mutual fund (excluding Voya Money Market Fund) you already own to the amount of your next purchase for purposes of calculating the sales charge; or

•	Combination Privilege — shares held by investors in the Voya mutual funds which impose a CDSC may be combined with Class A shares for a reduced sales charge.

In addition, certain investors may be eligible for special purchases of Class A shares at NAV. This may be done by:

•	Reinstatement Privilege — If you sell Class A shares of a Fund (or shares of other Voya mutual funds managed by the Adviser) and reinvest any of the proceeds in Class A shares of another Voya mutual fund within 90 days. For additional information regarding the reinstatement privilege, contact a Shareholder Services Representative or see Growth Fund’s Statements of Additional Information dated September 30, 2014 for Class A, Class C, Class I, Class R, and Class W shares and dated [May 26, 2015] for Class R6; or

•	Purchases by Certain Accounts—Class A shares may be purchased at NAV by certain fee-based programs offered through selected registered investment advisers, broker-dealers, and other financial intermediaries. Class A shares may also be purchased at NAV by shareholders that purchase a Fund through a financial intermediary that offers our Class A shares uniformly on a “no load” (or reduced load) basis to you and all similarly situated customers of the intermediary in accordance with the intermediary’s prescribed fee schedule for purchases of fund shares, including by shareholders that purchase shares through a financial intermediary that has entered into an agreement with the Distributor to offer shares to self-directed investment brokerage accounts that may or may not charge a transaction fee to its customers.

See the Account Application or Growth Fund’s Statements of Additional Information dated September 30, 2014 for Class A, Class C, Class I, Class R, and Class W shares and dated [May 26, 2015] for Class R6 for additional information regarding the reduction of Class A shares’ charges, or contact your financial intermediary or a Shareholder Services Representative for more information.

Required Shareholder Information and Records. In order for investors in Class A shares of Growth Fund to take advantage of sales charge reductions, an investor or his/her financial intermediary must notify the Distributor that the investor qualifies for such reduction. If the Distributor is not notified that the investor is eligible for these reductions, the Distributor will be

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unable to ensure that the reduction is applied to the investor’s account. An investor may have to provide certain information or records, including account statements, to his/her financial intermediary or to the Distributor to verify the investor’s eligibility for breakpoint privileges or other sales charge waivers.

CDSC Waivers. If you notify Growth Fund’s transfer agent, BNY Mellon Investment Servicing (U.S.) Inc. (“Transfer Agent”), at the time of redemption, the CDSC for Class A and Class C shares will be waived in the following cases:

•	Redemptions following the death or permanent disability of a shareholder if made within one year of death or the initial determination of permanent disability. The waiver is available only for shares held at the time of death or initial determination of permanent disability.

•	Redemptions for Class C shares, pursuant to a Systematic Withdrawal Plan, up to a maximum of 12% per year of a shareholder’s account value based on the value of the account at the time the plan is established and annually thereafter.

•	Mandatory distributions from “employee benefit plans” or an Individual Retirement Account (“IRA”).

•	Reinvestment of dividends and capital gains distributions.

If you think you may be eligible for a CDSC waiver, contact your financial intermediary or a Shareholder Services Representative.

Reinstatement Privilege. If you sell Class A or Class C shares of Growth Fund you may be eligible for a full or prorated credit of the CDSC paid on the sale when you make an investment up to the amount redeemed in the same share class within 90 days of the eligible sale. Reinstated Class C shares will retain their original cost and purchase date for purposes of the CDSC. This privilege can be used only once per calendar year. If you want to use the Reinstatement Privilege, contact your financial intermediary or a Shareholder Services Representative, or see Growth Fund’s Statements of Additional Information dated September 30, 2014 for Class A, Class C, Class I, Class R, and Class W shares and dated [May 26, 2015] for Class R6 for more information. An investor may be asked to provide information or records, including account statements, regarding shares of Growth Fund held in all of the investor’s accounts held directly with the Trust or through a financial intermediary; any account of the investor at another financial intermediary; and accounts of related parties of the investor; such as members of the same family or household, at any financial intermediary.

How Shares Are Priced

When you buy shares, you pay the NAV plus any applicable sales charge. When you sell shares, you receive the NAV minus any applicable CDSC. Exchange orders are effected at NAV.

The NAV per share for each class of Growth Fund is determined each business day as of the close of regular trading (“Market Close”) on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern time unless otherwise designated by the NYSE) each day on which the NYSE is open for trading. Growth Fund is open for business every day the NYSE is open. Fund shares will not be priced on days when the NYSE is closed. The NAV per share of each class of Growth Fund is calculated by taking the value of the Fund’s assets attributable to that class, subtracting the Fund’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. To the extent Growth Fund invests in other open-end funds (other than exchange-traded Funds “ETFs”), the Fund will calculate its NAV using the NAV of the funds in which it invests as described in the Fund’s prospectus.

Assets for which market quotations are readily available are valued at market value. A security listed or traded on an exchange is valued at its last sales price or official closing price as of the close of the normal trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the mean of the closing bid and ask price on that day. Bank loans are valued at the average of the bid and ask prices provided to an independent pricing service by brokers. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

When a market quotation is not readily available or is deemed unreliable, Growth Fund will determine a fair value for the relevant asset in accordance with procedures adopted by the Board. Such procedures provide, for example, that:

•	Debt obligations are valued using an evaluated price provided by an independent pricing service. Evaluated prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect factors such as institution-size trading in similar groups of securities, developments related to specific securities, benchmark yield, quality, type of issue, coupon rate, maturity individual trading characteristics and other market data.

•	Securities traded in the over-the-counter market are valued based on prices provided by independent pricing services or market makers.

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•	Options not listed on an exchange are valued by an independent source using an industry accepted model, such as Black-Scholes.

•	Centrally cleared swap agreements are valued using a price provided by the central counterparty clearinghouse.

•	Over-the-counter swap agreements are valued using a price provided by an independent pricing service.

•	Forward foreign currency contracts are valued utilizing current and forward rates obtained from an independent pricing service. Such prices from the third party pricing service are for specific settlement periods and Growth Fund’s forward foreign currency contracts are valued at an interpolated rate between the closest preceding and subsequent period reported by the independent pricing service.

•	Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by brokers.

The prospectuses of the open-end registered investment companies in which Growth Fund may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and believed to be reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. An independent pricing service determines the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be valued by the independent pricing service using pricing models designed to estimate likely changes in the values of those securities between the times in which the trading in those securities is substantially completed and the close of the NYSE. Multiple factors may be considered by the independent pricing service in determining the value of such securities and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures.

All other assets for which market quotations are not readily available or became unreliable (or if the above fair valuation methods are unavailable or determined to be unreliable) are valued at fair value as determined in good faith by or under the supervision of the Board following procedures approved by the Board. Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value. Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of fair valuation, the values used to determine Growth Fund’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in Growth Fund.

How to Buy and Sell Shares

Customer Identification

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person that opens an account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations.

What this means for you: Growth Fund, the Distributor, or a third-party selling you the Fund, must obtain the following information for each person that opens an account:

•	Name;

•	Date of birth (for individuals);

•	Physical residential address (although post office boxes are still permitted for mailing); and

•	Social Security number, taxpayer identification number, or other identifying number.

You may also be asked to show your driver’s license, passport, or other identifying documents in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other non-natural persons.

Federal law prohibits Growth Fund, the Distributor, and other financial institutions from opening accounts unless they receive the minimum identifying information listed above. They also may be required to close your account if they are unable to verify your identity within a reasonable time.

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If you are a participant in a qualified retirement plan, you should make purchases through your plan administrator or sponsor, who is responsible for transmitting orders.

Growth Fund or the Distributor, reserve the right to reject any purchase order. Please note that cash, traveler’s checks, third-party checks, money orders, and checks drawn on non-U.S. banks (even if payment may be effected through a U.S. bank) generally will not be accepted. Growth Fund and the Distributor reserve the right to waive minimum investment amounts. Waiver of the minimum investment amount can increase operating expenses of Growth Fund. Minimum investment amounts may not be waived for individual accounts that are managed by an investment adviser representative, as defined in Rule 203A-3(a) under the Investment Advisers Act of 1940. Growth Fund and the Distributor reserve the right to liquidate sufficient shares to recover annual transfer agent fees or to close your account and redeem your shares should you fail to maintain your account value minimum.

Growth Fund reserves the right to suspend the offering of shares or to reject any specific purchase order. Growth Fund may suspend redemptions or postpone payments when the NYSE is closed or when trading is restricted for any reason or under emergency circumstances as determined by the SEC.

Class A and Class C Shares

Class A and Class C shares may be purchased and sold by contacting any financial intermediary (who may impose transaction charges in addition to those described in this Proxy Statement/Prospectus) authorized to sell Fund shares. You may purchase additional shares in various ways, including through your financial adviser and by mail, telephone, on-line, and bank wire.

Class I Shares

Class I shares may be purchased without a sales charge by: (1) qualified retirement plans such as 401(a), 401(k), or other defined contribution plans and defined benefit plans; (2) 529 college savings plans; (3) insurance companies and foundations investing for their own account; (4) wrap programs offered by broker-dealers and financial institutions; (5) accounts of, or managed by, trust departments; (6) individuals whose accounts are managed by an investment adviser representative, as stated above; (7) retirement plans affiliated with ING Groep; (8) ING Groep affiliates for purposes of corporate cash management; and (9) other registered investment companies.

Class R Shares

Class R shares may be purchased without a sales charge. Class R shares of Growth Fund are continuously offered to qualified retirement plans (“Retirement Plans”) including, but not limited to, 401(k) plans, 457 plans, employer sponsored 403(b) plans, IRAs, Simplified Employee Pension Plans (“SEPs”), and other accounts or plans whereby Class R shares are held on the books of Growth Fund through omnibus accounts (either at the plan level or the level of the plan administrator). Purchases and redemptions of shares may be made only by eligible Retirement Plans for the purpose of funding qualified retirement plans. Please refer to the plan document for information on how to direct investments in, or redemptions from, an investment option corresponding to Growth Fund and any fees that may apply.

The administrator of a Retirement Plan or employee benefits office can provide participants with detailed information on how to participate in the plan and how to elect Growth Fund as an investment option, alter the amounts contributed to the plan, or reallocate contributions. Eligible Retirement Plans generally may open an account and purchase Class R shares by contacting any broker-dealer or other financial intermediary (“Financial Service Firm”) authorized to sell Class R shares of Growth Fund. Additional shares may be purchased through a Retirement Plan’s administrator or recordkeeper. Financial Service Firms may provide or arrange for the provision of some or all of the shareholder servicing and account maintenance services required by Retirement Plan accounts and their plan participants including, without limitation, transfers of registration and dividend payee changes. Financial Service Firms may also perform other functions, including generating confirmation statements, and may arrange with plan administrators for other investment or administrative services.

Financial Service Firms may independently establish and charge Retirement Plans and plan participants transaction fees and/or other additional amounts for such services, which may change over time. Similarly, Retirement Plans may charge plan participants for certain expenses. These fees and additional amounts could reduce the investment return in Class R shares of Growth Fund.

Class R6 Shares

Class R6 shares may be purchased without a sales charge. Class R6 shares are offered to the following investors, provided that these investors do not require Growth Fund or an affiliate of the Fund (including the Fund’s Adviser and any affiliate of the Adviser) to make, and the Fund or affiliate does not pay, any type of servicing, administrative, or revenue sharing payments with respect to Class R6 shares: (1) qualified retirement plans, including, but not limited to 401(k) plans, 457 plans, employer sponsored 403(b) plans, defined benefit plans and other accounts or plans whereby Class R6 shares are held on the books of the Fund through omnibus accounts (either at the plan level or the level of the plan administrator); (2) non-qualified deferred compensation plans; (3) other Funds in the Voya family of funds; and (4) other institutional investors (including, for example, endowment funds and foundations) that: (a) meet a $1 million minimum initial investment requirement; and (b) hold interests

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in the Fund through a single plan level account held directly through the Fund and not traded through an intermediary. Such availability will be subject to management’s determination of the appropriateness of investment in Class R6 shares.

Class R6 shares are not available to retail non-retirement accounts, traditional and Roth individual retirement accounts (“IRAs”), Coverdell Education Savings Accounts, SEPs, SARSEPs, SIMPLE IRAs and 529 college savings plans. Class R6 shares also are not available to retail, advisory fee-based wrap programs or to adviser-sold donor-advised funds.

In addition to the above investors, certain existing Class I shareholders of Growth Fund may exchange all of its Class I shares for Class R6 shares of Growth Fund within one year after the commencement of operations of Class R6 shares of the Fund provided: (1) the shareholder meets the requirements for investment in Class R6 shares as stated above; and (2) the shareholder does not require the Fund or an affiliate of the Fund to make, and the Fund or affiliate (including the Fund’s adviser and any affiliate of the adviser) does not pay, any type of servicing, administrative, or revenue sharing payments with respect to Class R6 shares. All exchanges within the same Fund are subject to the discretion of the Distributor to permit or reject such exchanges.

Class W Shares

Class W shares may be purchased without a sales charge by: (1) qualified retirement plans such as 401(a), 401(k), or other defined contribution plans and defined benefit plans; (2) insurance companies and foundations investing for their own account; (3) wrap programs offered by broker-dealers and financial institutions; (4) accounts of, or managed by, trust departments; (5) individuals whose accounts are managed by an investment adviser representative, as stated above; (6) retirement plans affiliated with ING Groep; (7) ING Groep affiliates for purposes of corporate cash management; and (8) by other Voya mutual funds in the Voya family of funds.

In addition, Class W shares are available to the following persons through direct investment (not through broker-dealers that are not approved by Voya) into a Voya mutual fund or through a Voya approved broker-dealer (currently, Voya Financial Advisors, Inc. (formerly, ING Financial Partners, Inc.)): (1) current and retired officers and directors/trustees of the Voya mutual funds; (2) current and retired officers, directors, and full-time employees of Voya Investments, LLC, Directed Services LLC; any Voya mutual fund’s sub-adviser; Voya Investments Distributor, LLC; and any of their affiliates; (3) family members of the foregoing persons (defined as current spouse, children, parents, grandparents, grandchildren, uncles, aunts, siblings, nephews, nieces, step-relations, relations at-law, and cousins); (4) any trust, pension, profit-sharing, or other benefit plan for such persons (including family members); (5) discretionary advisory accounts of Voya Investments, LLC, Directed Services LLC, any Voya mutual fund’s sub-adviser, or Voya Investments Distributor, LLC; and (6) qualifying investments made through Voya promotional programs as determined by Voya Investments Distributor, LLC.

Retirement Plans

Growth Fund has available prototype qualified retirement plans for corporations and self-employed individuals. They also have available prototype IRA, Roth IRA and Simple IRA plans (for both individuals and employers), Simplified Employee Pension Plans and Pension and Profit Sharing Plans. BNY Mellon Investment Servicing Trust Company acts as the custodian under these plans. For further information, contact a Shareholder Services Representative at 1-800-992-0180. BNY Mellon Investment Servicing Trust Company currently receives a $12 custodial fee annually for the maintenance of each such account.

Make your investment using the purchase minimum guidelines in the following table.

Minimum Investments	Class	Initial Purchase	Subsequent Purchases
Non-retirement accounts	A/C/W1 I1,2 R	$1,000 $250,000 No minimum	No minimum
Retirement accounts	A/C I1,2 R W1	$250 $250,000 No minimum $1,000	No minimum
Pre-Authorized Investment Plan	A/C	$1,000	At least $100/month
Certain institutional accounts	R6	$1,000,000	No minimum
Certain retirement plans	R6	None	No minimum
Non-qualified deferred compensation plan	R6	None	No minimum
Certain omnibus accounts	A/C	$250	No minimum

1.	Minimum investment amounts may not be waived for individual accounts that are managed by an investment adviser representative, as defined in Rule 203A-3(a) under the Investment Advisers Act of 1940.

2.	There is no minimum initial investment requirement for qualified retirement plans or other defined contribution plans and defined benefit plans that invest in the Voya funds through omnibus arrangements.

The minimum initial investment requirement for Class R6 shares is $1 million for certain institutional accounts. There is no minimum initial investment requirement for certain retirement plans and non-qualified deferred compensation plans.

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Make your investment using the methods outlined in the following table. Investors wishing to purchase Class R shares or Class R6 shares should contact their plan administrator. Please refer to the plan document for information regarding buying and selling shares.

Buying Shares	Opening an Account	Adding to an Account
By Contacting Your Financial Intermediary	A financial intermediary with an authorized firm can help you establish and maintain your account	Contact your financial intermediary.

By Mail	Make your check payable to Voya Investment Management and mail in with a completed Account Application. Please indicate your financial intermediary on the New Account Application.	Fill out the Account Additions form at the bottom of your account statement and mail it along with your check payable to Voya Investment Management to the address on the account statement. Please write your account number on the check.

By Wire

Call Shareholder Services at 1-800-992-0180 to obtain an account number and indicate your financial intermediary on the account.

Instruct your bank to wire funds to the Fund in the care of:

Bank of New York Mellon

ABA # 011001234

credit to: BNY Mellon Investment Servicing

(U.S.) Inc. as Agent for Voya mutual funds

A/C #0000733938; for further credit to

Shareholder A/C #

(A/C # you received over the telephone)

Shareholder Name:

(Your Name Here)

After wiring funds you must complete the Account Application and send it to:

Voya Investment Management

P.O. Box 9772

Providence, RI

02940-9772

Wire the funds in the same manner described under “Opening an Account.”

How to Sell Shares

You may sell shares by using the methods outlined in the following table. Under unusual circumstances, Growth Fund may suspend the right of redemption as allowed by the SEC or federal securities laws.

If you are a participant in a qualified retirement plan, you should make redemptions through your plan administrator or sponsor, who is responsible for transmitting orders.

Selling Shares	To Sell Some or All of Your Shares
By Contacting Your Financial Intermediary	You may sell shares by contacting your financial intermediary. Financial intermediaries may charge for their services in connection with your redemption request but neither the Fund nor the Distributor imposes any such charge.

By Mail

Send a written request specifying the Fund name and share class, your account number, the name(s) in which the account is registered, and the dollar value or number of shares you wish to redeem to:

Voya Investment Management

P.O. Box 9772

Providence, RI 02940-9772

If certificated shares have been issued, the certificate must accompany the written request. Corporate investors and other associations must have an appropriate certification on file authorizing redemptions. A suggested form of such certification is provided on the Account Application. A signature guarantee may be required.

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Selling Shares	To Sell Some or All of Your Shares
By Telephone – Expedited Redemption

You may sell shares by telephone on all accounts, other than retirement accounts, unless you check the box on the Account Application which signifies that you do not wish to use telephone redemptions. To redeem by telephone, call a Shareholder Services Representative at 1-800-992-0180.

Receiving Proceeds By Check:

You may have redemption proceeds (up to a maximum of $100,000) mailed to an address which has been on record with Voya Investment Management for at least 30 days.

Receiving Proceeds By Wire:

You may have redemption proceeds (subject to a minimum of $5,000) wired to your pre-designated bank account. You will not be able to receive redemption proceeds by wire unless you check the box on the Account Application which signifies that you wish to receive redemption proceeds by wire and attach a voided check. Under normal circumstances, proceeds will be transmitted to your bank on the business day following receipt of your instructions, provided redemptions may be made. In the event that share certificates have been issued, you may not request a wire redemption by telephone.

Systematic Withdrawal Plan (available only for those share classes referenced below)

You may elect to make periodic withdrawals from your account on a regular basis.

Class A and Class C

•	Your account must have a current value of at least $10,000.

•	Minimum withdrawal amount is $100.

•	You may choose from monthly, quarterly, semi-annual or annual payments.

Class I and Class W

•	Your account must have a current value of at least $250,000 or $1,000 for Class I and Class W shares, respectively.

•	Minimum withdrawal amount is $1,000.

•	You may choose from monthly, quarterly, semi-annual or annual payments.

For additional information, contact a Shareholder Services Representative or refer to the Account Application or Growth Fund’s Statements of Additional Information dated September 30, 2014 for Class A, Class C, Class I, Class R, and Class W shares and dated May 26, 2015 for Class R6.

Execution of Requests

Purchase and sale requests are executed at the next NAV determined after the order is received in proper form by the Transfer Agent or the Distributor. A purchase order will be deemed to be in proper form when all of the required steps set forth under “How to Buy Shares” have been completed. If you purchase by wire, however, the order will be deemed to be in proper form after the telephone notification and the federal funds wire have been received. If you purchase by wire, you must submit an application form in a timely fashion. If an order or payment by wire is received after Market Close, the shares will not be credited until the next business day. For your transaction to be counted on the day you place your order with your broker-dealer or other financial institution, they must receive your order before Market Close and promptly transmit the order to the Transfer Agent or the Distributor.

You will receive a confirmation of each new transaction in your account, which also will show you the number of shares you own including the number of shares being held in safekeeping by the Transfer Agent for your account. You may rely on these confirmations in lieu of certificates as evidence of your ownership.

Payments

Normally, payment for shares redeemed will be made within three days after receipt by the Transfer Agent of a request in good order. Growth Fund can delay payment of the redemption proceeds for up to seven days and may suspend redemptions and/or further postpone payment proceeds when the NYSE is closed (other than weekends or holidays) or trading thereon is restricted or during emergency or other circumstances, including as determined by the SEC. When you place a request to redeem shares for which the purchase money has not yet been collected, the request will be executed at the next determined NAV, but a Fund will not release the proceeds until your purchase payment clears. This may take up to 15 days or more. A redemption request made within 30 calendar days after submission of a change of address is permitted only if the request is in

36

writing and is accompanied by a medallion signature guarantee. Redemption requests of an amount of $10 million or more must be submitted in writing by an authorized person.

A medallion signature guarantee may be required in certain circumstances. A request to change the bank designated to receive wire redemption proceeds must be received in writing, signed by an authorized person, and accompanied by a medallion signature guarantee from any eligible guarantor institution. In addition, if you wish to have your redemption proceeds transferred by wire to an account other than your designated bank account, paid to someone other than the shareholder of record, or sent somewhere other than the shareholder’s address of record, you must provide a medallion signature guarantee with your written redemption instructions. Please see Growth Fund’s Statements of Additional Information dated September 30, 2014 for Class A, Class C, Class I, Class R, and Class W shares and dated May 26, 2015 for Class R6 for more details on the medallion signature guarantee program.

Growth Fund normally intends to pay in cash for all shares redeemed but under abnormal conditions that make payment in cash unwise, a Fund may make payment wholly or partly in securities at their then current market value equal to the redemption price. In such a case, a Fund could elect to make payment in securities for redemptions in excess of $250,000 or 1% of its net assets during any 90-day period for any one shareholder. An investor may incur brokerage costs in converting such securities to cash.

Telephone Orders

Growth Fund and its Transfer Agent will not be responsible for the authenticity of phone instructions or losses, if any, resulting from unauthorized shareholder transactions if they reasonably believe that such instructions were genuine. Growth Fund and its Transfer Agent have established reasonable procedures to confirm that instructions communicated by telephone are genuine. These procedures include recording telephone instructions for exchanges and expedited redemptions, requiring the caller to give certain specific identifying information, and providing written confirmation to shareholders of record not later than five days following any such telephone transactions. If Growth Fund and its Transfer Agent do not employ these procedures, they may be liable for any losses due to unauthorized or fraudulent telephone instructions.

Small Accounts

Due to the relatively high cost of handling small investments, Growth Fund reserves the right, upon 30 days’ prior written notice, to redeem at NAV (less any applicable deferred sales charge), the shares of any shareholder whose account (except for IRAs) has a total value that is less than a Fund’s minimum. Before Growth Fund redeems such shares and sends the proceeds to the shareholder, it will notify the shareholder that the value of the shares in the account is less than the minimum amount allowed and will allow the shareholder 30 days to make an additional investment in an amount that will increase the value of the account to the minimum before the redemption is processed. Your account will not be closed if its drop in value is due to Fund performance.

How to Exchange Shares

Exchanges Between Shares of Voya Mutual Funds

You may exchange shares of Growth Fund for shares of the same class of any other Voya mutual fund, except for Voya Corporate Leaders Trust Fund, without paying any additional sales charge, if you otherwise meet the eligibility requirements of the class of shares of the Voya mutual fund to be received in the exchange. If you purchase Class A shares of Voya Money Market Fund and did not pay a sales charge, you must pay the applicable sales charge on an exchange into Class A shares of another Voya mutual fund. Additionally, Class L shares of Voya Money Market Fund may be exchanged for Class C shares of any other Voya mutual fund.

If you exchange shares of Growth Fund that are subject to a CDSC into shares of another Voya mutual fund that are subject to a CDSC, the CDSC will continue to apply to your new shares at the same CDSC rate that was applicable to your original shares. Your new shares will continue to age for CDSC purposes from the date that the original shares were purchased.

If you acquired Class L shares of Voya Money Market Fund through an exchange from Class C shares of a Voya mutual fund that were subject to a CDSC and then exchange your Class L shares of Voya Money Market Fund for Class C shares of another Voya mutual fund you will continue to be subject to the CDSC that applied to your original shares. The time you held the Class L shares of Voya Money Market Fund will not count toward the CDSC holding period.

If you acquired Class L shares of Voya Money Market Fund through a purchase (not through an exchange) and then exchange your Class L shares of Voya Money Market Fund into Class C shares of another Voya mutual fund, you will become subject to any CDSC that applies to the Voya mutual fund into which you exchange. The time you held your Class L shares of Voya Money Market Fund will not count toward the CDSC holding period of the Voya mutual fund into which you exchanged.

Exchanges Between Classes of Shares of the Same Fund

You may exchange Class B, Class C, and Class W shares of a Fund for Class I shares of the same Fund, or you may exchange Class A shares and Class I shares of a Fund for any other class of the same Fund, if you otherwise meet the eligibility requirements of the class of shares to be received in the exchange, except that: (1) you may not exchange shares that are

37

subject to a CDSC until the CDSC period has expired; and (2) you may not exchange Class A shares for Class W shares unless you acquired the Class A shares through a Voya approved broker-dealer (currently, Voya Financial Advisors, Inc.)

In addition, certain existing Class I shareholders of Growth Fund may exchange their Class I shares for Class R6 shares of the Fund within one year after the commencement of operations of Class R6 shares of the Fund provided: (1) the shareholder meets the requirements for investment in Class R6 shares as stated in the section of this Proxy Statement/Prospectus entitled “How to Buy Shares”; and (2) the shareholder does not require the Fund or an affiliate (including the Fund’s Adviser and any affiliate of the Adviser) to the Fund to make, and the Fund or affiliate does not pay, any type of servicing, administrative, or revenue sharing payments with respect to Class R6 shares.

All exchanges within the same Fund are subject to the discretion of the Distributor to permit or reject such exchanges.

Shareholders generally should not recognize gain or loss for U.S. federal income tax purposes for an exchange between classes of shares of the same Fund provided that the transaction is undertaken and processed, with respect to any shareholder, as a direct exchange transaction. Shareholders should consult their tax advisors as to the federal, state, local and non-U.S. tax consequences of an exchange between classes of shares of the same Fund.

Exchanges between classes of shares of the same Fund are not subject to the frequent trading and market timing policies of Voya mutual funds.

Additional Information About Exchanges

Fees and expenses differ among Voya mutual funds and among share classes of the same fund. Please read the prospectus for the Voya mutual fund and share class you are interested in prior to exchanging into that Voya mutual fund or share class. Contact your financial intermediary or consult your plan documents for additional information.

An exchange of shares of a Fund for shares of another Voya mutual fund is treated as a sale and purchase of shares and may result in the recognition of a gain or loss for federal and state income tax purposes. For exchanges between Voya mutual funds, you should consult your own tax advisor for advice about the particular federal, state, and local tax consequences to you of the exchange. The total value of shares being exchanged must at least equal the minimum investment requirement of the Voya mutual fund into which they are being exchanged.

If you exchange into Voya Senior Income Fund, your ability to sell or liquidate your investment will be limited. Voya Senior Income Fund is a closed-end interval fund and does not redeem its shares on a daily basis. It is not expected that a secondary market for Voya Senior Income Fund’s shares will develop, so you will not be able to sell them through a broker or other investment professional. To provide a measure of liquidity, Voya Senior Income Fund will normally make monthly repurchase offers for not less than 5% of its outstanding common shares. If more than 5% of Voya Senior Income Fund’s common shares are tendered, you may not be able to completely liquidate your holdings in any one month. You also would not have liquidity between these monthly repurchase dates. Investors exercising the exchange privilege into Voya Senior Income Fund should carefully review the prospectus of that fund. Investors may obtain a copy of the Voya Senior Income Fund prospectus or any other Voya mutual fund prospectus by calling 1-800-992-0180 or by going to www.voyainvestments.com.

In addition to each Fund available in this Prospectus, the Distributor offers many other funds. Shareholders exercising the exchange privilege with any other Voya mutual fund should carefully review the prospectus of that fund before exchanging their shares. Investors may obtain a copy of a prospectus of any Voya mutual fund not discussed in this Prospectus by calling 1-800-992-0180 or by going to www.voyainvestments.com.

You will automatically have the ability to request an exchange between Voya mutual funds by calling a Shareholder Services Representative unless you mark the box on the Account Application that indicates that you do not wish to have the telephone exchange privilege. A Fund may change or cancel its exchange policies at any time, upon 60 days’ prior notice to shareholders.

Systematic Exchange Privilege

Subject to the information and limitations outlined above, you may elect to have a specified dollar amount of shares systematically exchanged, monthly, quarterly, semi-annually, or annually from your account to an identically registered account in the same class of any other open-end Voya mutual fund, except for Voya Corporate Leaders Trust Fund. This exchange privilege may be modified at any time or terminated upon 60 days’ prior written notice to shareholders.

Frequent Trading - Market Timing

Growth Fund is intended for long-term investment and not as a short-term trading vehicle. Accordingly, organizations or individuals that use market timing investment strategies should not purchase shares of Growth Fund. Growth Fund reserves the right, in its sole discretion and without prior notice, to reject, restrict, or refuse purchase orders whether directly or by exchange, including purchase orders that have been accepted by a shareholder’s or retirement plan participant’s intermediary that the Fund determines not to be in the best interest of the Fund. Such action may include, but not be limited to: rejecting additional purchase orders, whether directly or by exchange; extending settlement of a redemption up to seven days; rejecting all purchase orders from broker-dealers or their registered representatives suspected of violating the Fund’s frequent trading policy; or termination of the selling group agreement or other agreement with broker-dealers or other financial intermediaries

38

associated with frequent trading. Growth Fund will not be liable for any loss resulting from rejected orders or other actions as described above.

Growth Fund believes that market timing or frequent, short-term trading in any account, including a retirement plan account, is not in the best interest of the Fund or its shareholders. Due to the disruptive nature of this activity, it can adversely affect the ability of the Adviser or Sub-Adviser (if applicable) to invest assets in an orderly, efficient manner. Frequent trading can raise Fund expenses through: increased trading and transaction costs; increased administrative costs; and lost opportunity costs. This in turn can have an adverse effect on Fund performance. Funds that invest in foreign securities may present greater opportunities for market timers and thus be at a greater risk for excessive trading. If an event occurring after the close of a foreign market, but before the time Growth Fund computes its current NAV, causes a change in the price of the foreign security and such price is not reflected in the Fund’s current NAV, investors may attempt to take advantage of anticipated price movements in securities held by the Fund based on such pricing discrepancies. This is often referred to as “price arbitrage.” Such price arbitrage opportunities may also occur in Funds which do not invest in foreign securities. For example, if trading in a security held by Growth Fund is halted and does not resume prior to the time the Fund calculates its NAV such “stale pricing” presents an opportunity for investors to take advantage of the pricing discrepancy. Similarly, funds that hold thinly-traded securities, such as certain small-capitalization securities, may be exposed to varying levels of pricing arbitrage. Growth Fund has adopted fair valuation policies and procedures intended to reduce the Fund’s exposure to price arbitrage, stale pricing and other potential pricing discrepancies. Currently, Interactive Data Pricing provides such services to Growth Fund. However, to the extent that Growth Fund does not immediately reflect these changes in market conditions, short-term trading may dilute the value of the Fund’s shares which negatively affects long-term shareholders.

The Board has adopted policies and procedures designed to deter frequent, short-term trading in shares of Growth Fund. In general, shareholders may make exchanges among their accounts with Voya mutual funds once every thirty (30) days. However, Growth Fund prohibits frequent trading. Growth Fund has defined frequent trading as follows:

•	Any shareholder or financial adviser who initiated exchanges among all their accounts with Growth Fund within thirty (30) calendar days of a previous exchange. All exchanges occurring on the same day for all accounts (individual, IRA, 401(k), etc.) beneficially owned by the same shareholder will be treated as a single transaction for purposes of this policy;

•	Trading deemed harmful or excessive by Growth Fund (including but not limited to patterns of purchases and redemptions), in their sole discretion; and

•	Trades initiated by financial advisers, among multiple shareholder accounts, that in the aggregate are deemed harmful or excessive.

The following transactions are excluded when determining whether trading activity is excessive:

•	Purchases and sales of Fund shares in the amount of $5,000 or less;

•	Transfers associated with systematic purchases or redemptions;

•	Purchases and sales of funds that affirmatively permit short-term trading;

•	Rebalancing to facilitate fund-of-fund arrangements or Growth Fund’s systematic exchange privileges;

•	Purchases or sales initiated by Voya mutual funds; and

•	Transactions subject to the trading policy of an intermediary that Growth Fund deems materially similar to the Fund’s policy.

Please note that while money market funds permit short-term trading, an exchange between a money market fund and another fund that does not permit short-term trading will count as an exchange for purposes of this policy.

If a violation of the policy is identified, the following action will be taken:

•	Upon the first violation of this policy in a calendar year, purchase and exchange privileges shall be suspended for ninety (90) days. For example, if an exchange is initiated on February 1st, and a second exchange is initiated on February 15th, trading privileges shall be suspended for ninety (90) days from February 1st.

•	Upon a second violation in a calendar year, purchase and exchange privileges shall be suspended for one hundred and eighty (180) days.

•	No purchases or exchanges will be permitted in the account and all related accounts bearing the same Tax ID or equivalent identifier.

On the next business day following the end of the ninety (90) or one hundred and eighty (180) day suspension, any trading restrictions placed on the account(s) shall be removed.

Growth Fund reserves the right to modify this policy at any time without prior notice.

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Although the restrictions described above are designed to discourage frequent, short-term trading, none of them alone, nor all of them taken together, can eliminate the possibility that frequent, short-term trading activity in Growth Fund will occur. Moreover, in enforcing such restrictions, Growth Fund is often required to make decisions that are inherently subjective. Growth Fund strives to make these decisions to the best of their abilities in a manner that it believes is in the best interest of shareholders.

Shareholders may invest in Growth Fund through omnibus account arrangements with financial intermediaries. Omnibus accounts permit intermediaries to aggregate their clients’ transactions and in these circumstances, the identity of the shareholder is often unknown. Such intermediaries include broker-dealers, banks, investment advisers, record keepers, retirement plans, and fee-based accounts such as wrap fee programs. Omnibus accounts generally do not identify customers’ trading activity on an individual basis. The Adviser and its affiliates have agreements in place with intermediaries which require such intermediaries to provide detailed account information, including trading history, upon request of Growth Fund. There is no assurance that the Adviser will request such information with sufficient frequency to detect or deter excessive trading or that review of such information will be sufficient to detect or deter excessive trading in omnibus accounts effectively.

In some cases, Growth Fund will rely on the intermediaries’ excessive trading policies and such policies shall define the trading activity in which the shareholder may engage. This shall be the case where Growth Fund is used in certain retirement plans offered by affiliates. With trading information received as a result of the agreements, Growth Fund may make a determination that certain trading activity is harmful to the Fund and its shareholders even if such activity is not strictly prohibited by the intermediaries’ excessive trading policy. As a result, a shareholder investing directly or indirectly in Growth Fund may have their trading privileges suspended without violating the stated excessive trading policy of the intermediary.

Payments to Financial Intermediaries

Voya mutual funds are distributed by the Distributor. The Distributor is a broker-dealer that is licensed to sell securities. The Distributor generally does not sell directly to the public but sells and markets its products through intermediaries such as other broker-dealers. Each Voya mutual fund also has an investment adviser which is responsible for managing the money invested in each of the mutual funds. Both of these entities (collectively, “Voya”) may compensate an intermediary for selling Voya mutual funds. Only persons licensed with FINRA as a registered representative (often referred to as a broker or financial adviser) and associated with a specific broker-dealer may sell a Voya mutual fund to you. The Distributor has agreements in place with each broker-dealer selling a Fund defining specifically what those broker-dealers will be paid for the sale of a particular Voya mutual fund. Those broker-dealers then pay the registered representative who sold you the mutual fund some or all of what they receive from Voya. They may receive a payment when the sale is made and can, in some cases, continue to receive payments while you are invested in the mutual fund.

The Adviser or the Distributor, out of its own resources and without additional cost to a Fund or its shareholders, may provide additional cash or non-cash compensation to intermediaries selling shares of a Fund, including affiliates of the Adviser and the Distributor. These amounts would be in addition to the distribution payments made by a Fund under the distribution agreements. The payments made under these arrangements are paid by the Adviser or the Distributor. Additionally, if a fund is not sub-advised or is sub-advised by a Voya entity, Voya may retain more revenue than on those funds it must pay to have sub-advised by non-affiliated entities. Management personnel of Voya may receive additional compensation if the overall amount of investments in funds advised by Voya meets certain target levels or increases over time.

The Distributor may pay, from its own resources, additional fees to these broker-dealers or other financial institutions including affiliated entities. These additional fees paid to intermediaries may take the following forms: (1) a percentage of that entity’s customer assets invested in Voya mutual funds; (2) a percentage of that entity’s gross sales; or (3) some combination of these payments. These payments may, depending on the broker-dealer’s satisfaction of the required conditions, be periodic and may be up to: (1) 0.30% per annum of the value of a Fund’s shares held by the broker-dealer’s customers; or (2) 0.30% of the value of a Fund’s shares sold by the broker-dealer during a particular period. In accordance with these practices, if that initial investment averages a value of $10,000 over the year, the Distributor could pay a maximum of $30 on those assets. If you invested $10,000, the Distributor could pay a maximum of $30 for that sale.

The Adviser or the Distributor may provide additional cash or non-cash compensation to third parties selling our mutual funds including affiliated companies. This may take the form of cash incentives and non-cash compensation and may include, but is not limited to: cash; merchandise; trips; occasional entertainment; meals or tickets to a sporting event; client appreciation events; payment for travel expenses (including meals and lodging) to pre-approved training and education seminars; and payment for advertising and sales campaigns. The Distributor may also pay concessions in addition to those described above to broker-dealers so that Voya mutual funds are made available by those broker-dealers for their customers. The Sub-Adviser of a Fund may contribute to non-cash compensation arrangements.

Not all mutual funds pay the same amount to the broker-dealers who sell their mutual funds. Broker-dealers can receive different payments based on the mutual funds they offer, the companies with whom they are doing business and how much they sell. What these broker-dealers are paid also varies depending on the class of mutual fund you purchase.

The top firms we paid to sell our mutual funds as of the last calendar year are:

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Ameriprise Financial Services, Inc.; AXA Advisors, LLC; Capital One ShareBuilder, Inc.; Charles Schwab & Co., Inc.; Commonwealth Financial Network; Directed Services LLC; Edward D. Jones & Co., L.P.; Fifth Third Securities, Inc.; Janney Montgomery Scott LLC; JPMorgan Clearing Corporation; LPL Financial LLC; Merrill Lynch, Pierce, Fenner & Smith Inc.; Morgan Stanley Smith Barney LLC; MSCS Financial Services, LLC; National Financial Services LLC; Oppenheimer & Co., Inc.; Pershing, LLC; Raymond James & Associates, Inc.; RBC Capital Markets, LLC; ReliaStar Life Insurance Company of New York; Stifel Nicolaus & Co., Inc.; TD Ameritrade, Inc.; UBS Financial Services, Inc.; Voya Financial Advisors, Inc.; Voya Retirement Insurance and Annuity Company (formerly, ING Life Insurance and Annuity Company); and Wells Fargo Advisors, LLC.

Your registered representative or broker-dealer could have a financial interest in selling you a particular mutual fund, or the mutual funds of a particular company, to increase the compensation they receive. Please make sure you read fully each mutual fund prospectus and discuss any questions you have with your registered representative.

No dealer compensation is paid from the sale of Class R6 shares of Growth Fund. Class R6 shares do not have sales commissions, pay 12b-1 fees, or make payments to financial intermediaries/broker-dealers for assisting the Distributor in promoting the sales of Growth Fund’s shares. In addition, neither Growth Fund nor its affiliates make any type of administrative, service, or revenue sharing payments in connection with Class R6 shares.

Dividends, Distributions, and Taxes

Dividends and Distributions

Growth Fund generally distributes most or all of its net earnings in the form of dividends, consisting of ordinary income and capital gains distributions. Growth Fund distributes capital gains, if any, annually. Growth Fund also declares dividends and pays dividends consisting of ordinary income, if any, annually.

To comply with federal tax regulations, the Fund may also pay an additional capital gains distribution.

Dividend Reinvestment

Unless you instruct Growth Fund to pay you dividends in cash, dividends and distributions paid by the Fund will be reinvested in additional shares of the Fund. You may, upon written request or by completing the appropriate section of the Account Application, elect to have all dividends and other distributions paid on shares of Growth Fund invested in another Voya mutual fund that offers the same class of shares. If you are a shareholder of Voya Prime Rate Trust, whose shares are not held in a broker or nominee account, you may, upon written request, elect to have all dividends invested into a pre-existing Class A shares account of any open-end Voya mutual fund.

Tax Matters

The tax discussion in this Proxy Statement/Prospectus is only a summary of certain U.S. federal income tax issues generally affecting Growth Fund and its shareholders. The following assumes that Growth Fund’s shares will be capital assets in the hands of a shareholder. Circumstances among investors may vary, so you are encouraged to discuss investment in Growth Fund with your tax advisor.

Growth Fund will distribute all, or substantially all, of its net investment income and net capital gains to its shareholders each year. Although Growth Fund will not be taxed on amounts it distributes, most shareholders will be taxed on amounts they receive.

Distributions, whether received as cash or reinvested in additional shares, may be subject to federal income taxes and may also be subject to state or local taxes. For mutual funds generally, dividends from net investment income (other than qualified dividend income and capital gain dividends) and distributions of net short-term capital gains are taxable to you as ordinary income under federal income tax laws whether paid in cash or in additional shares. Distributions from net long-term gains are taxable as long term taxable gains regardless of the length of time you have held the shares and whether you were paid in cash or additional shares.

Distributions made to a non-corporate shareholder out of “qualified dividend income,” if any, received by Growth Fund will be subject to tax at the lower rates applicable to net capital gains, provided that the shareholder meets certain holding period and other requirements with respect to its shares.

Selling or exchanging your Fund shares is a taxable event and may result in capital gain or loss. A capital gain or capital loss may be realized from an ordinary redemption of shares or an exchange of shares between two mutual funds. Any capital loss incurred on the sale or exchange of Fund shares held for six months or less will be treated as a long-term loss to the extent of long-term capital gain dividends received with respect to such shares. Additionally, any loss realized on a sale, redemption or exchange of shares of Growth Fund may be disallowed under “wash sale” rules to the extent the shares disposed of are replaced with other shares of that same Fund within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to a dividend reinvestment in shares of the Fund. If disallowed, the loss will be reflected in an adjustment to the tax basis of the shares acquired. You are responsible for any tax liabilities generated by your transactions.

You will be notified after each calendar year of the amount of income, dividends and net capital gains distributed. If you purchase shares of Growth Fund through a financial intermediary, that entity will provide this information to you. Growth Fund

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intends to qualify and be eligible for treatment each year as a regulated investment company. A regulated investment company generally is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, Growth Fund’s failure to qualify and be eligible for treatment as a regulated investment company would result in fund level taxation and therefore, a reduction in income available for distribution.

An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from Growth Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds certain threshold amounts.

Growth Fund is required to withhold a portion, currently 28%, of all taxable dividends, distributions, and redemption proceeds payable to any noncorporate shareholder that does not provide the Fund with a shareholder’s correct taxpayer identification number or certification that the shareholder is not subject to backup withholding. This is not an additional tax but can be credited against your tax liability.

Shareholders that invest in Growth Fund through a tax-deferred account, such as a qualified retirement plan, generally will not have to pay tax on dividends until they are distributed from the account. These accounts are subject to complex tax rules, and you should consult your tax advisor about investing through such an account.

Foreign shareholders invested in Growth Fund should consult with their tax advisors as to if and how the U.S. federal income tax law and its withholding requirements apply to them. Generally, Growth Fund will withhold 30% (or lower applicable treaty rate) on distributions to foreign shareholders.

Foreign Income Taxes. Investment income received by Growth Fund from sources within foreign countries may be subject to foreign income taxes withheld at the source. The United States has entered into tax treaties with many foreign countries which may entitle Growth Fund to a reduced rate of such taxes or exemption from taxes on such income. It is impossible to determine the effective rate of foreign tax for Growth Fund in advance since the amount of the assets to be invested within various countries is not known.

Cost Basis Reporting. The Internal Revenue Service requires mutual fund companies and brokers to report on Form 1099-B the cost basis on the sale or exchange of Fund shares acquired on or after January 1, 2012 (“covered shares”). If you acquire and hold shares directly through Growth Fund and not through a financial intermediary, the Fund will use an average cost single category methodology for tracking and reporting your cost basis on covered shares, unless you request, in writing, another cost basis reporting methodology. Information regarding the methods available for cost basis reporting are included in Growth Fund’s Statements of Additional Information dated September 30, 2014 for Class A, Class C, Class I, Class R, and Class W shares and dated May 26, 2015 for Class R6.

Please see Growth Fund’s Statements of Additional Information dated September 30, 2014 for Class A, Class C, Class I, Class R, and Class W shares and dated May 26, 2015 for Class R6 for further information regarding tax matters.

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FINANCIAL HIGHLIGHTS

The following financial highlights are intended to help you understand the financial performance of each applicable share class of Growth Fund for the past five years or, if shorter, the period of the operations. Certain information reflects financial results for a single share. The total returns represent the rate that an investor would have earned (or lost) on an investment in a share of Growth Fund (assuming reinvestment of all dividends and distributions). This information (except for the period ended November 30, 2014) has been derived from Growth Fund’s financial statements that were audited by KPMG LLP, an independent registered public accounting firm. The report of KPMG LLP, along with the financial statements included in the annual shareholder report dated May 31, 2014, are incorporated herein by reference. The information for the period ended November 30, 2014 is derived from Growth Fund’s unaudited financial statements which are included in the Fund’s semi-annual shareholder report dated November 30, 2014 and is incorporated herein by reference.

Because Class R6 shares of Growth Fund had not commenced operations as of the semi-annual period ended November 30, 2014, no financial highlights are presented.

		Income (loss) from investment operations						Less distributions								Ratio to average net assets						Supplemental data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)		Total from investment operations		From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)		Expenses before reductions /additions (2)(3)	Expenses net of fee waivers and/or recoupments, if any(2)(3)		Expenses net of all reductions /additions (2)(3)		Net investment income (loss) (2)(3)	Net assets, end of year or period		Portfolio turnover rate
Year or period ended	($)	($)		($)		($)		($)	($)	($)	($)	($)	($)	($)		(%)	(%)		(%)		(%)	($000’s)		(%)
Class A
11-30-14	32.60	(0.02	)•	3.22		3.20		—	—	—	—	—	35.80	9.82		1.49	1.30		1.30		(0.11)	67,073		32
05-31-14	29.04	(0.05)		5.40		5.35		—	1.80	—	1.80	0.01	32.60	18.95	(a)	1.51	1.33		1.33		(0.14)	70,295		133
05-31-13	23.92	(0.02)		5.14		5.12		—	—	—	—	—	29.04	21.40		1.51	1.35		1.35		(0.09)	64,837		123
05-31-12	23.21	0.00	*	0.73		0.73		0.02	—	—	0.02	—	23.92	3.15		1.67	1.35		1.35		0.02	48,045		151
05-31-11	17.47	0.07		5.67		5.74		—	—	—	—	—	23.21	32.86		1.68	1.35	†	1.35	†	0.35 †	44,528		90
05-31-10	14.08	(0.05)		3.44		3.39		—	—	—	—	—	17.47	24.08		1.68	1.35	†	1.35	†	(0.26)†	37,356		143
Class C
11-30-14	29.58	(0.12	)•	2.91		2.79		—	—	—	—	—	32.37	9.43		2.14	1.95		1.95		(0.77)	26,784		32
05-31-14	26.66	(0.21)		4.92		4.71		—	1.80	—	1.80	0.01	29.58	18.22	(a)	2.16	1.98		1.98		(0.79)	25,390		133
05-31-13	22.10	(0.17)		4.73		4.56		—	—	—	—	—	26.66	20.63		2.16	2.00		2.00		(0.73)	20,721		123
05-31-12	21.57	(0.13)		0.66		0.53		—	—	—	—	—	22.10	2.46		2.32	2.00		2.00		(0.63)	16,049		151
05-31-11	16.34	(0.06)		5.29		5.23		—	—	—	—	—	21.57	32.01		2.33	2.00	†	2.00	†	(0.30)†	16,850		90
05-31-10	13.26	(0.14	)•	3.22		3.08		—	—	—	—	—	16.34	23.23		2.33	2.00	†	2.00	†	(0.91)†	14,777		143
Class I
11-30-14	34.97	0.05	•	3.45		3.50		—	—	—	—	—	38.47	10.01		0.92	0.92		0.92		0.26	30,456		32
05-31-14	30.91	0.08		5.77		5.85		—	1.80	—	1.80	0.01	34.97	19.43	(a)	0.94	0.94		0.94		0.25	25,934		133
05-31-13	25.37	0.07		5.47		5.54		—	—	—	—	—	30.91	21.84		1.01	1.00		1.00		0.29	27,896		123
05-31-12	24.57	0.11	•	0.75		0.86		0.06	—	—	0.06	—	25.37	3.51		1.05	1.00		1.00		0.48	9,975		151
05-31-11	18.44	0.15		5.98		6.13		—	—	—	—	—	24.57	33.24		1.07	1.00	†	1.00	†	0.69 †	6,711		90
05-31-10	14.82	0.02		3.60		3.62		—	—	—	—	—	18.44	24.43		1.09	1.00	†	1.00	†	0.08 †	5,422		143
Class R
11-30-14	35.05	(0.05	)•	3.42		3.37		—	—	—	—	—	38.42	9.61		1.64	1.45		1.45		(0.26)	3		32
05-30-14(4) – 05-31-14	35.05	(0.00	)•*	0.00	*	0.00	*	—	—	—	—	—	35.05	0.00		1.66	1.45		1.45		(1.66)	—	**	133
Class W
11-30-14	34.33	0.04	•	3.39		3.43		—	—	—	—	—	37.76	9.99		1.14	0.95		0.95		0.22	3,544		32
05-31-14	30.39	0.06		5.67		5.73		—	1.80	—	1.80	0.01	34.33	19.37	(a)	1.16	0.98		0.98		0.20	2,187		133
05-31-13	24.94	0.06		5.39		5.45		—	—	—	—	—	30.39	21.85		1.16	1.00		1.00		0.29	2,613		123
05-31-12	24.15	0.07		0.77		0.84		0.05	—	—	0.05	—	24.94	3.49		1.32	1.00		1.00		0.30	1,188		151
05-31-11	18.19	0.11		5.85		5.96		—	—	—	—	—	24.15	32.77		1.33	1.00	†	1.00	†	0.65 †	1,109		90
11-23-09(4) - 05-31-10	14.57	0.08		3.54		3.62		—	—	—	—	—	18.19	24.85		1.29	0.69	†	0.69	†	0.40 †	269		143

43

1.	Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and excluding the deduction of sales charges or contingent deferred sales charges, if applicable. Total return for periods less than one year is not annualized.

2.	Annualized for periods less than a year.

3.	Expense ratios reflect operating expenses of a Fund, Expenses before reductions/additions do not reflect amounts reimbursed by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arangements and do not represent the amount paid by a Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by an Investment Adviser and/or Distributor but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Fund. Net investment income (loss) is net of all such additions or reductions.

4.	Commencement of operations.

(a)	Excluding a distribution payment from settlement of a regulatory matter during the year ended May 31, 2014, total return for Growth Opportunities would have been 18.91%, 18.18%, 19.39%, and 19.33% on Classes A, C, I and W, respectively.

•	Calculated using average number of shares outstanding throughout the period.

*	Amount less than $0.005 or 0.005% or more than $(0.005) or (0.005)%

**	Amount less than $500.

†	Impact of waiving the advisory fee for the ING Institutional Prime Money Market Fund holding has less than 0.005% impact on the expense ratio and net investment income or loss ratio.

44

Appendix C: Security ownership of certain beneficial and record owners

The following tables provide information about the persons or entities who, to the knowledge of each Fund, owned beneficially or of record 5% or more of any class of that Fund’s outstanding shares as of June 24, 2015:

Voya Large Cap Growth Fund

Name and Address of Shareholder	Percent of Class of Shares and Type of Ownership	Percentage of Fund	Percentage of Combined Fund After the Reorganization*

Voya Growth Opportunities Fund

Name and Address of Shareholder	Percent of Class of Shares and Type of Ownership	Percentage of Fund	Percentage of Combined Fund After the Reorganization*

*	On a pro forma basis, assuming that the value of the shareholder’s interest in the Fund on the date of consummation of the Reorganization is the same as on June 24, 2015.

45

7337 EAST DOUBLETREE RANCH ROAD SUITE 100 SCOTTSDALE, ARIZONA 85258-2034

3 EASY WAYS TO VOTE YOUR PROXY

VOTE BY PHONE: Call toll-free 1-877-907-7646 and follow the recorded instructions.

VOTE ON THE INTERNET: Log on to Proxyvote.com and follow the on-line directions.

VOTE BY MAIL: Check the appropriate box on the Proxy Ballot below, sign and date the Proxy Ballot and return in the envelope provided.

If you vote via phone or the Internet, you do not need to return your Proxy Ballot. PROXY FOR A SPECIAL MEETING OF SHAREHOLDERS TO BE HELD ON SEPTEMBER 22, 2015.

TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK AS FOLLOWS:
M94400-S33696	KEEP THIS PORTION FOR YOUR RECORDS
DETACH AND RETURN THIS PORTION ONLY

VOYA LARGE CAP GROWTH FUND

THE BOARD OF DIRECTORS RECOMMENDS A VOTE "FOR" THE FOLLOWING PROPOSAL:		For	Against	Abstain

1.	To approve an Agreement and Plan of Reorganization (the "Reorganization Agreement") by and between Voya Large Cap Growth Fund("Large Cap Fund") and Voya Growth Opportunities Fund ("Growth Fund"), providing for the reorganization of Large Cap Fund with and into Growth Fund; and	☐	☐	☐

2.	To transact such other business, not currently contemplated, that may properly come before the Special Meeting, or any adjournments or postponements thereof, in the discretion of the proxies or their substitutes.

To avoid the additional expense of further solicitation, we strongly urge you to review, complete and return your Proxy Ballot as soon as possible. Your vote is important regardless of the number of shares owned. If you vote via phone or the Internet, you do not need to return your Proxy Ballot.

Please vote, date and sign this proxy and return it promptly in the enclosed envelope.

This Proxy Ballot must be signed exactly as your name(s) appear(s) hereon. If as an attorney, executor, guardian or in some representative capacity or as an officer of a corporation, please add title(s) as such. Joint owners must each sign.

Signature [PLEASE SIGN WITHIN BOX]	Date	Signature [Joint Owners]	Date

Important Notice Regarding the Availability of Proxy Materials for the Special Meeting to Be Held on September 22, 2015.

The Proxy Statement/Prospectus for the Special Meeting and the Notice of the Meeting are available at WWW.PROXYVOTE.COM/VOYA.

M94401-S33696

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF DIRECTORS

The undersigned hereby appoint(s) Huey P. Falgout, Jr., Theresa K. Kelety and Todd Modic, or any one or all of them, proxies, with full power of substitution, to vote all shares of the reverse-referenced Fund, which the undersigned is entitled to vote at the Special Meeting of Shareholders of the Fund to be held at the offices of the Fund at 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258-2034, on September 22, 2015, at 1:00 PM, local time, and at any adjournment(s) or postponement(s) thereof.

This proxy will be voted as instructed. If no specification is made, the proxy will be voted "FOR" the proposal.

PLEASE SIGN AND DATE ON THE REVERSE SIDE.

PART B

Voya Equity Trust

Statement of Additional Information

July 24, 2015

Acquisition of the Assets and Liabilities of: Voya Large Cap Growth Fund (A Series of Voya Series Fund, Inc.) 7337 East Doubletree Ranch Road, Suite 100 Scottsdale, Arizona 85258-2034	By and in Exchange for Shares of: Voya Growth Opportunities Fund (A Series of Voya Equity Trust) 7337 East Doubletree Ranch Road, Suite 100 Scottsdale, Arizona 85258-2034

This Statement of Additional Information of Voya Growth Opportunities Fund (“SAI”) is available to the shareholders of Voya Large Cap Growth Fund (“Large Cap Fund”), a series of Voya Series Fund, Inc., in connection with a proposed transaction whereby all of the assets and liabilities of Large Cap Fund will be transferred to Voya Growth Opportunities Fund (“Growth Fund,” together with Large Cap Fund, the “Funds”, each a “Fund”), a series of Voya Equity Trust, in exchange for shares of Growth Fund.

 This SAI consists of: (i) this cover page; (ii) the Portfolio Managers’ Report for Growth Fund; (iii) the accompanying pro forma financial statements; and (iv) the following documents, each of which was filed electronically with the U.S. Securities and Exchange Commission and is incorporated by reference herein:

1.	The Statements of Additional Information for Large Cap Fund, dated September 30, 2014, as filed on September 26, 2015 (File No: 033-41694); the Statement of Additional Information for Class A, Class C, Class I, Class R, and Class W shares of Growth Fund dated September 30, 2014, as filed on September 26, 2014 (File No: 333-56881); and the Statement of Additional Information for Class R6 shares dated May 26, 2015, as filed on May 22, 2015 (File No. 333-56881).

2.	The Financial Statements of Large Cap Fund included in the Annual Report dated May 31, 2014, as filed on August 6, 2014 and the Semi-Annual Report dated November 30, 2014, as filed on February 4, 2015 (File No: 811—06352) and the Financial Statements of Growth Fund included in the Annual Report dated May 31, 2014, as filed on August 6, 2014 and the Semi-Annual Report dated November 30, 2014, as filed on February 4, 2015 (File No. 811-08817).

This SAI is not a prospectus. A Proxy Statement/Prospectus dated July 24, 2015, relating to the Reorganization of Large Cap Fund may be obtained, without charge, by writing to the Voya Investment Management at 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, Arizona 85258-2034 or calling 1-800-366-0066. This SAI should be read in conjunction with the Proxy Statement/Prospectus. All capitalized terms not otherwise defined herein shall have the meaning ascribed to them in the Proxy Statement/Prospectus.

1

Voya Growth Opportunities Fund

Set forth below is an excerpt from Growth Fund’s semi-annual report dated November 30, 2014.

* * * *

Market Perspective: Six Months Ended November 30, 2014

As our fiscal year commenced, global equities, represented by the MSCI World IndexSM (the “Index”) measured in local currencies, including net reinvested dividends, had advanced by just over 4% in 2014, recovering early losses as the depressing effects of a cold and snowy winter in the U.S. on economic activity and sentiment steadily lifted. In the next six months the Index gained a further 6.37%, surviving turmoil late in the period as described below. (The Index returned 2.25% for the six-months ended November 30, 2014, measured in U.S. dollars.)

With the improvement in the season had come a pick-up in U.S. economic data and this continued into the new fiscal year. Employment reports were looking better and the unemployment rate fell below 6%. The November bulletin marked the seventh consecutive month in which more than 200,000 jobs were created. National purchasing managers’ activity indices signaled healthy expansion. While the housing market was cooling, prices continued to rise on an annual basis and the annualized rate of existing home sales exceeded 5 million for five straight months. Consumer confidence touched seven-year high levels. Growth in gross domestic product (“GDP”) was -2.1% (annualized) in the first quarter but bounced back to 4.6% in the second.

Yet concerns remained about the sustainability of the recovery in the U.S. and worldwide. The improving U.S. employment situation was accompanied by labor force participation rates at or near the lowest since 1978. Wage growth was sluggish at about 2% annually. Quantitative easing, the U.S. Federal Reserve Board’s $85 billion of monthly Treasury and mortgage-backed securities purchases, had been progressively tapered from the beginning of the year and was due to end completely in October.

Outside of the U.S., growth in China was decelerating, which also weighed on global commodity supplying countries. Japan’s GDP fell 7.1% (annualized) in the second quarter after a rise in the consumption tax rate. But it was the euro zone that was the most problematic. Growth almost ground to a halt in the second quarter. Unemployment seemed stuck at 11.5%, while deflation was perilously close. Markets became increasingly skeptical that the European Central Bank (“ECB”) could attempt U.S., UK and Japan-style quantitative easing: there was no political consensus and Germany was unequivocally opposed.

The Index actually reached a new peak on September 19, but by October 16 fell 8.2%, roiled by a 4% monthly fall in German industrial production. As in February, the rebound was even faster: the Index recovered the 8.2% in the next two weeks, boosted when the ECB started to buy euro zone covered bonds, a pale shadow of quantitative easing, but a program which might evolve into it. Favorable corporate earnings in the U.S. and even Europe also supported equities as did the news on October 30 that U.S. GDP had grown 3.5% annualized in the third quarter, later revised up to 3.9%. Sentiment received another lift in late October when the Bank of Japan substantially raised its quantitative easing target and Japan’s $1 trillion Government Pension Investment Fund (“GPIF”) announced an increased allocation to global equities. November was the best month of the six for the Index, which closed just off another all-time high.

In U.S. fixed income markets, short-term Treasury yields increased while longer-term yields fell over the six months through November. The Barclays U.S. Treasury Bond Index as a whole returned 1.99% for the period, close to the Barclays U.S. Aggregate Bond Index (“Barclays Aggregate”), which added 1.91%. Both outperformed the Barclays U.S. Corporate Investment Grade Bond sub-index, which gained 1.66%. The Barclays High Yield Bond — 2% Issuer Constrained Composite Index (not a part of the Barclays Aggregate), actually lost 0.59%, perhaps reflecting growing disillusionment with the risk/reward profile of high yield bonds, after their strong returns in recent years.

U.S. equities, represented by the S&P 500® Index including dividends, climbed 8.58% in the fiscal half-year, closing within 1% of another all-time high. Health care was the top-performing sector, returning 17.36%; the only loser was energy, which dropped 14.68% as oil prices slumped in the face of increasing supply and faltering demand. Record operating earnings per share for S&P 500® companies in the second and probably third quarters of 2014 were supported by low interest rates, slow wage growth and historically high share buy-back volumes. Operating margins breached 10% for the first time.

In currencies, the dollar gained against other major currencies over the six months. The dollar jumped 9.50% against the euro, on the U.S.’s much better growth and interest rate increase prospects and 7.09% on the pound, which drifted from a multi-year high in July as the likelihood of an early UK rate increase receded. The dollar surged 16.57% against the yen, on the prospect of further monetary easing in Japan and a partial re-allocation into non-yen securities for the GPIF.

In international markets, the MSCI Japan® Index soared 18.72% for the fiscal half-year, boosted in the case of Japan’s large exporting companies by the falling yen and in general by the GPIF’s announcement described above. The MSCI Europe ex UK® Index edged up 1.44%. The poor economic data referred to above and the lingering conflict in Ukraine depressed markets, which however, were spasmodically supported by the possibility of quantitative easing. Without the contribution of the strong health care sector, this sub-index would have barely broken even. Despite considerably better economic results and prospects, the MSCI UK® Index was much weaker, falling 0.35%. However, UK stock indices are not particularly representative of the UK economy: the largest 15 names account for half of the index and include ten global banks, energy and materials companies. As a group, the ten contributed an estimated –1.83%.

2

Past performance does not guarantee future results. The performance quoted represents past performance.

Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Each Fund’s performance is subject to change since the period’s end and may be lower or higher than the performance data shown. Please call (800) 992-0180 or log on to www.voyainvestments.com to obtain performance data current to the most recent month end.

Market Perspective reflects the views of Voya Investment Management’s Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

Benchmark Descriptions

Index	Description
Barclays High Yield Bond — 2% Issuer Constrained Composite Index	An unmanaged index that includes all fixed income securities having a maximum quality rating of Ba1, a minimum amount outstanding of $150 million, and at least one year to maturity.

Barclays U.S. Aggregate Bond Index	An unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.

Barclays U.S. Corporate Investment Grade Bond Index	The corporate component of the Barclays Capital U.S. Credit Index. The U.S. Credit Index includes publicly-issued U.S. corporate and specified foreign debentures and secured notes that meet the specified maturity, liquidity, and quality requirements. The index includes both corporate and non-corporate sectors. The corporate sectors are industrial, utility and finance, which includes both U.S. and non-U.S. corporations.

Barclays U.S. Treasury Bond Index	A market capitalization-weighted index that measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of one year or more.

MSCI Europe ex UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.

MSCI Japan® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.

MSCI U.S. REIT® Index	A free float-adjusted market capitalization weighted index that is comprised of equity real estate investment trusts that are included in the MSCI U.S. Investable Market 2500 Index (with the exception of specialty REITs that do not generate a majority of their revenue and income from real estate rental and leasing obligations). The index represents approximately 85% of the U.S. REIT market.

MSCI UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.

MSCI World IndexSM	An unmanaged index that measures the performance of over 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.

Russell 1000® Growth Index	An unmanaged index that measures the performance of those companies in the Russell 1000® Index with higher than average price-to-book ratio and forecasted growth. The index returns reflect no deductions for fees, expenses or taxes.

Russell 1000® Value Index	An unmanaged index that measures the performance of those Russell 1000® securities with lower price-to-book ratios and lower forecasted growth values.

Russell 2000® Growth Index	An unmanaged index that measures the performance of securities of smaller U.S. companies with greater than average growth orientation.

Russell 2000® Index	An unmanaged index that measures the performance of securities of small U.S. companies.

Russell Midcap® Index	An unmanaged index that measures the performance of the 800 smallest companies in the Russell 1000® Index, which represents approximately 26% of the total market capitalization of the Russell 1000® Index.

Russell Midcap® Growth Index	An unmanaged index that measures the performance of those companies included in the Russell Midcap® Index with relatively higher price-to-book ratios and higher forecasted growth values.

Russell Midcap® Value Index	An unmanaged index that measures the performance of the mid-cap value segment of the U.S. equity universe. It includes those Russell Midcap® Index companies with lower

3

Index	Description
price-to-book ratios and lower forecasted growth values

S&P 500® Index	An unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

Portfolio Managers’ Report

Voya Growth Opportunities Fund (the “Fund” or “ Growth Opportunities”) seeks long-term capital appreciation. The Fund is managed by Jeff Bianchi, Christopher F. Corapi, and Michael Pytosh, Portfolio Managers, of Voya Investment Management Co. LLC (“Voya IM”) — the Sub-Adviser.

Performance: For the six-month period ended November 30, 2014, the Fund’s Class A shares, excluding sales charges, provided a total return of 9.82% compared to the Russell 1000® Growth Index (the “Index”), which returned 9.56% for the same period.

Portfolio Specifics: The Fund outperformed the Index for the period. Generally, Fund outperformance was driven by both sector allocation and stock selection, particularly in the consumer staples and health care sectors. In contrast, stock selection in energy and industrials detracted from performance. The Fund’s cash position also detracted from results.

Ulta Salon, Cosmetics & Fragrance, Inc. (“Ulta”), Schlumberger NV (“Schlumberger”) and International Business Machines Corporation (“IBM”) were the biggest contributors to performance during the six-month period. Our overweight position in Ulta, a seller of cosmetics, fragrances, skin and hair care products, appliances and accessories, contributed to performance. The company reported solid second quarter earnings, exceeding estimates. Additionally, the company guided higher on its full-year estimated earnings, while also providing the framework for 20% earnings growth over the next five years. Not owning diversified energy services company Schlumberger contributed to performance. The stock’s underperformance was mainly due to weakness in oil prices, which fell significantly during the period. In addition, uncertainty in regards to exploration and production (“E&P”) spending next year intensified the underperformance. Our underweight position in computer solutions provider IBM contributed to relative performance. We believe investors are not convinced that the company is positioned for growth, and are looking for a transformational shift in IBM’s business model amid concerns that the hardware business is becoming commoditized, the outsourcing business is struggling and the company is not adding enough value in its services business. What’s more, IBM reported lackluster third quarter (“Q3”) earnings, experiencing declines in almost all business units because of softening demand trends.

Anadarko Petroleum Corporation (“Anadarko”), Cameron International Corporation (“Cameron International”) and Amazon.com, Inc. (“Amazon”) were among the most significant detractors for the period. Our overweight position in Anadarko, an oil and gas exploration and production company, detracted from performance. The company reported Q3 earnings below consensus due to production timing issues. The general weakness of oil prices further weighed on the shares. Our overweight position in Cameron International, an energy capital equipment provider, detracted from performance. Underperformance was mainly due to weakness in oil prices. The company reported strong Q3 earnings, but uncertainty with regard to E&P spending next year led to the underperformance. Our overweight position in online retailer Amazon detracted from performance. The company handily exceeded our above-consensus expectations for gross profit growth. Yet, the stock underperformed because management provided Q3 guidance for meaningful operating losses driven by stepped up investment spending, which prompted investor concerns regarding the potential long-term return and profitability of Amazon’s business model.

Current Strategy and Outlook: We believe that the U.S. economy has moved into a phase of self-sustaining, if slow, economic recovery. In accordance with modestly improving economic conditions, the U.S. Federal Reserve Board (the “Fed”) has ended its asset purchase program, but has committed to maintain the federal funds rate target near zero for a considerable time after the asset purchase program ends. The Fed will consider labor market conditions and inflation in its decision to move toward a normalized interest rate environment. We believe the strength of U.S. corporations remains intact, as evidenced by significant amounts of free cash flow and record high incremental margins. U.S. corporations are also actively returning capital to shareholders via dividend increases and share buybacks.

—————

Portfolio holdings and characteristics are subject to change and may not be representative of current holdings and characteristics. The outlook for this Fund is based only on the outlook of its portfolio managers through the end of this period, and may differ from that presented for other Voya mutual funds. Performance for the different classes of shares will vary based on differences in fees associated with each class.

4

PRO FORMA FINANCIAL STATEMENTS

 In connection with a proposed transaction whereby all of the assets and liabilities of Large Cap Fund will be transferred to Growth Fund, in exchange for shares of Growth Fund, shown below are financial statements for each Fund and Pro Forma Financial Statements for the combined Fund, assuming the Reorganization is consummated, as of November 30, 2014. The first table presents Statements of Assets and Liabilities for each Portfolio and estimated pro forma figures for the combined Fund. The second table presents Statements of Operations for each Fund and estimated pro forma figures for the combined Fund. The third table presents Portfolio of Investments for each Fund and estimated pro forma figures for the combined Fund. The tables are followed by the Notes to the Pro Forma Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES as of November 30, 2014 (Unaudited)
	Large Cap Fund	Growth Fund	Pro Forma Adjustments		Voya Large-Cap Growth Fund(A) Pro Forma Combined
ASSETS:
Investments in securities at fair value*	$276,314,910	$127,454,837	$-		$403,769,747
Short-term investments at fair value**	4,507,000	1,493,505	-		6,000,505
Total Investments at fair value	$280,821,910	$128,948,342	$-		$409,770,252
Cash	766	672	28,282	(B)	29,720
Receivables:
Fund shares sold	166,882	178,013	-		344,895
Dividends	180,359	79,076	-		259,435
Prepaid expenses	33,462	33,148	-		66,610
Reimbursement due from manager	28,282	14,776	150,718	(B)(C)	193,776
Other assets	534	3,634	-		4,168
Total assets	281,232,195	129,257,661	179,000		410,668,856

LIABILITIES:
Payable for fund shares redeemed	91,945	133,322	-		225,267
Payable for investment management fees	167,827	73,137	34,423	(D)	275,387
Payable for administrative fees	23,975	10,448	(34,423	)(D)	-
Payable for distribution and shareholder service fees	2,581	41,509	-		44,090
Payable to trustees under the deferred compensation plan	-	3,634	534	(B)	4,168
Payable to directors under the deferred compensation plan	534	-	(534	)(B)	-
Payable for directors fees	945	-	(945	)(B)	-
Payable for trustee fees	-	621	945	(B)	1,566
Other accrued expenses and liabilities	55,747	64,021	179,000	(C)	298,768
Total liabilities	343,554	326,692	179,000		849,246
NET ASSETS	$280,888,641	$128,930,969	$-		$409,819,610

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$234,450,813	$83,933,940	$-		$318,384,753
Undistributed net investment income/Accumulated net investment loss	399,058	(146,579)	-		252,479
Accumulated net realized gain	3,086,323	13,750,607	-		16,836,930
Net unrealized appreciation	42,952,447	31,393,001	-		74,345,448
NET ASSETS	$280,888,641	$128,930,969	$-		$409,819,610

* Cost of investments in securities	$233,362,463	$96,061,836	$-		$329,424,299
** Cost of short-term investments	$4,507,000	$1,493,505	$-		$6,000,505

5

STATEMENTS OF ASSETS AND LIABILITIES as of November 30, 2014 (Unaudited)
	Large Cap Fund	Growth Fund	Pro Forma Adjustments		Voya Large-Cap Growth Fund(A) Pro Forma Combined
Class A:
Net Assets	$2,958,605	$67,072,667	$-		$70,031,272
Shares authorized	100,000,000	unlimited			unlimited
Par value	$0.001	$0.010	-		$0.010
Shares outstanding	196,389	1,873,486	(113,746	)(E)	1,956,129
Net asset value and redemption price per share†	$15.07	$35.80	-		$35.80
Maximum offering price per share (5.75%)(1)	$15.99	$37.98	-		$37.98

Class B:
Net Assets	n/a	$1,070,264	$-		$1,070,264
Shares authorized	n/a	unlimited			unlimited
Par value	n/a	$0.010	-		$0.010
Shares outstanding	n/a	32,964	-		32,964
Net asset value and redemption price per share†	n/a	$32.47	-		$32.47

Class C:
Net Assets	$2,331,463	$26,784,098	$-		$29,115,561
Shares authorized	100,000,000	unlimited			unlimited
Par value	$0.001	$0.010	-		$0.010
Shares outstanding	157,415	827,458	(85,390	)(E)	899,483
Net asset value and redemption price per share†	$14.81	$32.37	-		$32.37

Class I:
Net Assets	$240,318,945	$30,456,189	$-		$270,775,134
Shares authorized	100,000,000	unlimited			unlimited
Par value	$0.001	$0.010	-		$0.010
Shares outstanding	15,842,167	791,702	(9,595,249	)(E)	7,038,620
Net asset value and redemption price per share	$15.17	$38.47	-		$38.47

Class R:
Net assets	$580,650	$3,321	$-		$583,971
Shares authorized	100,000,000	unlimited			unlimited
Par value	$0.001	$0.010	-		$0.010
Shares outstanding	38,601	86	(23,488	)(E)	15,199
Net asset value and redemption price per share	$15.04	$38.42	-		$38.42

Class R6:
Net assets	$33,064,766	n/a(F)	$-		$33,064,766
Shares authorized	100,000,000	n/a(F)			unlimited
Par value	$0.001	n/a(F)	-		$0.010
Shares outstanding	2,178,682	n/a(F)	-		2,178,682
Net asset value and redemption price per share	$15.18	n/a(F)	-		$15.18

6

STATEMENTS OF ASSETS AND LIABILITIES as of November 30, 2014 (Unaudited)
	Large Cap Fund	Growth Fund	Pro Forma Adjustments		Voya Large-Cap Growth Fund(A) Pro Forma Combined
Class W:
Net assets	$1,634,212	$3,544,430	$-		$5,178,642
Shares authorized	100,000,000	unlimited			unlimited
Par value	$0.001	$0.010	-		$0.010
Shares outstanding	107,857	93,861	(64,578	)(E)	137,140
Net asset value and redemption price per share	$15.15	$37.76	-		$37.76

(A)	Voya Growth Opportunities Fund will be renamed to Voya Large-Cap Growth Fund upon merger.
(B)	Reflects adjustments related to portfolio consolidation.
(C)	Reflects adjustment for estimated one time merger expenses (See Note 4 in the Notes to Unaudited Pro Forma Financial Statements).
(D)	Effective May 1, 2015, the Board approved a new Management Agreement that combines the former Management Agreement and Administrative Agreement under one combined Management Agreement with a single management fee. This single management fee does not exceed the former combined investment management and administrative services fee rates for the Fund and there is no change to the investment management or administrative services provided to the Fund.
(E)	Reflects new shares issued, net of retired shares of Voya Large Cap Growth Fund. (Calculation: Net Assets ÷ NAV per share).
(F)	As of November 30, 2014 Class R6 has not commenced operations.
(1)	Maximum offering price is computed at 100/94.25 of net asset value. On purchases of $100,000 or more, the offering price is reduced.
†	Redemption price per share may be reduced for any applicable contingent deferred sales charges.

See accompanying Notes to Pro Forma Financial Statements (Unaudited)

7

STATEMENTS OF OPERATIONS for the twelve months ended November 30, 2014 (Unaudited)
	Large Cap Fund	Growth Fund		Pro Forma Adjustments		Voya Large-Cap Growth Fund(A) Pro Forma Combined
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$1,716,276	$1,504,010		$-		3,220,286
Interest	-	245		-		245
Total investment income	1,716,276	1,504,255		-		3,220,531

EXPENSES:
Investment management fees	1,062,377	875,387		274,878	(B)	2,212,642
Distribution and service fees:
Class A	5,264	240,285		2,122	(C)	247,671
Class B	–	12,831		-		12,831
Class C	16,610	250,519		28	(C)	267,157
Class R	2,425	7		11	(C)	2,443
Transfer agent fees
Class A	1,388	154,506		(17,922	)(C)	137,972
Class B	–	2,887		(388	)(C)	2,499
Class C	1,112	56,378		(5,379	)(C)	52,111
Class I	54,416	2,802		(5,835	)(C)	51,383
Class R	320	4		629	(C)	953
Class R6	224	–	(D)	-		224
Class W	824	5,315		793	(C)	6,932
Administrative service fees	151,766	124,321		(276,087	)(B)	-
Shareholder reporting expense	8,895	28,150		4,719	(C)	41,764
Registration fees	76,525	61,325		(22,239	)(C)	115,611
Professional fees	30,555	18,214		(11,707	)(C)	37,062
Custody and accounting expense	23,497	11,828		(12,369	)(C)	22,956
Director fees	4,549	–		(4,549	)(C)	-
Trustee fees	–	3,730		4,549	(C)	8,279
Miscellaneous expense	7,889	9,133		(3,746	)(C)	13,276
Interest expense	917	359		(477	)(C)	799
Total expenses	1,449,553	1,857,981		(72,969)		3,234,565
Net waived and reimbursed fees	(169,735)	(175,597)		(145,851)		(491,183)
Net expenses	1,279,818	1,682,384		(218,820)		2,743,382
Net investment income (loss)	436,458	(178,129)		218,820		477,149

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	4,059,383	12,302,469		-		16,361,852
Net realized gain	4,059,383	12,302,469		-		16,361,852
Net change in unrealized appreciation (depreciation) on:
Investments	23,685,953	7,678,460		-		31,364,413
Net change in unrealized appreciation	23,685,953	7,678,460		-		31,364,413
Net realized and unrealized gain	27,745,336	19,980,929		-		47,726,265
Increase in net assets resulting from operations	$28,181,794	$19,802,800		$218,820		48,203,414

8

(A)	Voya Growth Opportunities Fund will be renamed to Voya Large-Cap Growth Fund upon merger.
(B)	Effective May 1, 2015, the Board approved a new Management Agreement that combines the former Management Agreement and Administrative Agreement under one combined Management Agreement with a single management fee. This single management fee does not exceed the former combined investment management and administrative services fee rates for the Fund and there is no change to the investment management or administrative services provided to the Fund.
(C)	Reflects adjustments related to portfolio consolidation.
(D)	As of November 30, 2014 Class R6 has not commenced operations.

See accompanying Notes to Pro Forma Financial Statements (Unaudited)

9

PORTFOLIO OF INVESTMENTS

as of November 30, 2014 (Unaudited)

Large Cap Fund	Growth Fund	Voya Large- Cap Growth Fund(A) Pro Forma Combined					Large Cap Fund	Growth Fund`	Pro Forma adjustments	Voya Large- Cap Growth Fund(A) Pro Forma Combined
Shares	Shares	Shares					Value	Value	Value	Value

		COMMON STOCK:			98.5%
				Consumer Discretionary:		20.7%
21,519	9,898	31,417	@	Amazon.com, Inc.			$7,287,194	$3,351,859	$-	$10,639,053
5,099	2,335	7,434		Chipotle Mexican Grill, Inc.			3,383,798	1,549,553	-	4,933,351
118,572	55,419	173,991		Comcast Corp. – Class A			6,763,347	3,161,100	-	9,924,447
40,946	18,810	59,756	@	Dish Network Corp. - Class A			3,251,522	1,493,702	-	4,745,224
137,441	63,383	200,824		Hilton Worldwide Holdings, Inc.			3,603,703	1,661,902	-	5,265,605
85,396	39,019	124,415		Home Depot, Inc.			8,488,363	3,878,489	-	12,366,852
43,781	20,196	63,977		Macy's, Inc.			2,841,825	1,310,922	-	4,152,747
42,907	19,798	62,705		Nike, Inc.			4,260,236	1,965,744	-	6,225,980
3,805	1,749	5,554	@	Priceline.com, Inc.			4,414,523	2,029,172	-	6,443,695
47,916	22,039	69,955		Starbucks Corp.			3,891,258	1,789,787	-	5,681,045
30,591	14,117	44,708	@	Ulta Salon Cosmetics & Fragrance, Inc.			3,869,456	1,785,659	-	5,655,115
66,422	30,630	97,052		Walt Disney Co.			6,144,699	2,833,581	-	8,978,280
							58,199,924	26,811,470	-	85,011,394

				Consumer Staples:		9.0%
40,595	18,670	59,265		Costco Wholesale Corp.			5,769,361	2,653,381	-	8,422,742
55,945	25,675	81,620		CVS Caremark Corp.			5,111,135	2,345,668	-	7,456,803
24,393	11,244	35,637		Kimberly-Clark Corp.			2,843,980	1,310,938	-	4,154,918
28,775	13,260	42,035	@	Monster Beverage Corp.			3,227,116	1,487,109	-	4,714,225
83,168	38,314	121,482		PepsiCo, Inc.			8,325,117	3,835,231	-	12,160,348
							25,276,709	11,632,327	-	36,909,036

				Energy:		3.3%
50,530	23,227	73,757		Anadarko Petroleum Corp.			3,999,450	1,838,417	-	5,837,867
55,648	25,508	81,156	@	Cameron International Corp.			2,853,629	1,308,050	-	4,161,679
27,897	12,800	40,697		EOG Resources, Inc.			2,419,228	1,110,016	-	3,529,244
							9,272,307	4,256,483	-	13,528,790

10

PORTFOLIO OF INVESTMENTS

as of November 30, 2014 (Unaudited)

Large Cap Fund	Growth Fund	Voya Large- Cap Growth Fund(A) Pro Forma Combined				Large Cap Fund	Growth Fund`	Pro Forma adjustments	Voya Large- Cap Growth Fund(A) Pro Forma Combined
Shares	Shares	Shares				Value	Value	Value	Value
				Financials:	5.3%
33,049	15,293	48,342		Ameriprise Financial, Inc.		4,354,867	2,015,159	-	6,370,026
13,600	6,295	19,895		Blackrock, Inc.		4,883,488	2,260,408	-	7,143,896
9,586	4,411	13,997		Intercontinental Exchange, Inc.		2,166,340	996,842	-	3,163,182
40,193	18,515	58,708		Prudential Financial, Inc.		3,415,601	1,573,405	-	4,989,006
						14,820,296	6,845,814	-	21,666,110

				Health Care:	16.7%
93,270	42,891	136,161		AbbVie, Inc.		6,454,284	2,968,057	-	9,422,341
18,240	8,484	26,724	@	Actavis PLC		4,935,927	2,295,855	-	7,231,782
20,100	9,248	29,348	@	Alexion Pharmaceuticals, Inc.		3,917,490	1,802,435	-	5,719,925
25,706	11,780	37,486		Allergan, Inc.		5,498,256	2,519,624	-	8,017,880
21,598	9,955	31,553		Amgen, Inc.		3,570,365	1,645,661	-	5,216,026
61,129	28,018	89,147		Bristol-Myers Squibb Co.		3,609,668	1,654,463	-	5,264,131
36,054	16,524	52,578		Celgene Corp.		4,098,979	1,878,614	-	5,977,593
53,500	24,590	78,090	@	Gilead Sciences, Inc.		5,367,120	2,466,869	-	7,833,989
29,275	13,593	42,868		McKesson Corp.		6,169,999	2,864,861	-	9,034,860
48,196	22,094	70,290		St. Jude Medical, Inc.		3,275,400	1,501,508	-	4,776,908
						46,897,488	21,597,947	-	68,495,435

				Industrials:	11.3%
62,806	29,162	91,968		Ametek, Inc.		3,200,594	1,486,096	-	4,686,690
43,870	20,241	64,111		Danaher Corp.		3,665,777	1,691,338	-	5,357,115
85,246	39,487	124,733		Delta Airlines, Inc.		3,978,431	1,842,858	-	5,821,289
54,160	25,144	79,304		Ingersoll-Rand PLC - Class A		3,415,330	1,585,581	-	5,000,911
23,942	11,107	35,049		Roper Industries, Inc.		3,778,526	1,752,907	-	5,531,433
65,586	30,170	95,756		Textron, Inc.		2,841,186	1,306,964	-	4,148,150
79,546	36,710	116,256		Tyco International Plc		3,412,523	1,574,859	-	4,987,382
49,762	23,024	72,786		Union Pacific Corp.		5,810,709	2,688,512	-	8,499,221
16,939	7,790	24,729		Wesco International, Inc.		1,395,604	641,818	-	2,037,422
						31,498,680	14,570,933	-	46,069,613

11

PORTFOLIO OF INVESTMENTS

as of November 30, 2014 (Unaudited)

Large Cap Fund	Growth Fund	Voya Large- Cap Growth Fund(A) Pro Forma Combined				Large Cap Fund	Growth Fund`	Pro Forma adjustments	Voya Large- Cap Growth Fund(A) Pro Forma Combined
Shares	Shares	Shares				Value	Value	Value	Value
				Information Technology:	28.5%
149,208	70,019	219,227		Apple, Inc.		17,745,308	8,327,360	-	26,072,668
37,552	16,989	54,541	@	Check Point Software Technologies		2,903,145	1,313,420	-	4,216,565
92,327	42,471	134,798		Cognizant Technology Solutions Corp.		4,984,735	2,293,009	-	7,277,744
80,548	37,077	117,625	@	Electronic Arts, Inc.		3,538,474	1,628,793	-	5,167,267
64,759	29,914	94,673		Facebook, Inc.		5,031,774	2,324,318	-	7,356,092
7,732	3,561	11,293		Google, Inc.		4,189,430	1,929,457	-	6,118,887
11,762	5,411	17,173		Google, Inc. – Class A		6,458,279	2,971,072	-	9,429,351
54,654	25,234	79,888		Intuit, Inc.		5,130,371	2,368,715	-	7,499,086
62,894	29,235	92,129		Mastercard, Inc.		5,490,017	2,551,923	-	8,041,940
215,130	99,049	314,179		Microsoft Corp.		10,285,365	4,735,533	-	15,020,898
99,293	45,676	144,969		Oracle Corp.		4,211,016	1,937,119	-	6,148,135
26,649	12,230	38,879	@	Red Hat, Inc.		1,656,235	760,094	-	2,416,329
19,817	9,082	28,899		Visa, Inc.		5,116,551	2,344,881	-	7,461,432
36,123	16,618	52,741		VMware, Inc.		3,177,379	1,461,719	-	4,639,098
						79,918,079	36,947,413	-	116,865,492

				Materials:	3.7%
43,028	19,803	62,831	@	Crown Holdings, Inc.		2,129,886	980,249	-	3,110,135
40,326	18,500	58,826		Eastman Chemical Co.		3,343,832	1,534,020	-	4,877,852
25,293	11,664	36,957		LyondellBasell Industries NV - Class A		1,994,606	919,823	-	2,914,429
39,891	18,287	58,178		Packaging Corp. of America		2,963,103	1,358,358	-	4,321,461
						10,431,427	4,792,450	-	15,223,877

				Total Long-Term Investments
				(Cost $233,362,463, $96,061,836 and $329,424,299 Pro Forma Combined)		276,314,910	127,454,837	-	403,769,747

12

PORTFOLIO OF INVESTMENTS

as of November 30, 2014 (Unaudited)

Large Cap Fund	Growth Fund	Voya Large- Cap Growth Fund(A) Pro Forma Combined					Large Cap Fund	Growth Fund`	Pro Forma adjustments	Voya Large- Cap Growth Fund(A) Pro Forma Combined
Shares	Shares	Shares					Value	Value	Value	Value
		SHORT-TERM INVESTMENTS:			1.5%

				Mutual Funds:		1.5%

4,507,000	1,493,505	6,000,505		BlackRock Liquidity Funds, TempFund, Institutional Class, 0.030%††			4,507,000	1,493,505	-	6,000,505

				Total Short-Term Investments
				(Cost $4,507,000, $1,493,505 and $6,000,505 Pro Forma Combined)			4,507,000	1,493,505	-	6,000,505

				Total Investments in Securities
				(Cost $237,869,463, $97,555,341, and $335,424,804 Pro Forma Combined)*	100.0%		$280,821,910	$128,948,342	$-	$409,770,252
				Other Assets and Liabilities - Net	-		66,731	(17,373)	-	49,358
				Net Assets	100.0%		$280,888,641	$128,930,969	$-	$409,819,610

			††	Rate shown is the 7-day yield as of November 30, 2014.
			@	Non-income producing security
			(A)	Voya Growth Opportunities Fund will be renamed to Voya Large-Cap Growth Fund upon merger.

			*	Cost for federal income tax purposes is:			$238,877,852	$97,695,070	$-	$336,572,922
				Net unrealized appreciation consists of:
				Gross Unrealized Appreciation			$45,186,676	$32,307,092	$-	$77,493,768
				Gross Unrealized Depreciation			(3,242,618)	(1,053,820)	-	(4,296,438)
				Net Unrealized Appreciation			$41,944,058	$31,253,272	$-	$73,197,330

13

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of November 30,2014 in valuing the assets and liabilities:

	Large Cap Fund	Growth Fund	Pro Forma adjustments	Voya Large-Cap Growth Fund(A) Pro Forma Combined
Asset Table
Investments, at value
Level 1 - Quoted Prices	$280,821,910	$128,948,342	$-	$409,770,252
Level 2 - Other Significant Observable Inputs	-	-	-	-
Level 3 - Significant Unobservable Inputs	-	-	-	-
Total Investments, at value	$280,821,910	$128,948,342	$-	$409,770,252

^ See Note 2, “Security Valuation” in the Notes to Unaudited Pro Forma Financial Statements for additional information.

(A) Voya Growth Opportunities Fund will be renamed to Voya Large-Cap Growth Fund upon merger.

14

NOTES TO PRO FORMA FINANCIAL STATEMENTS (UNAUDITED)

Note 1 – Basis of Combination:

The Board of Trustees (the “Board”) of Voya Large Cap Growth Fund (“Large Cap Fund”) and Voya Growth Opportunities Fund (“Growth Fund”) (each a “Fund” and collectively, the “Funds”), approved an Agreement and Plan of Reorganization dated March 12, 2015 (the “Plan”) whereby, subject to approval by the shareholders of Large Cap Fund, Growth Fund will acquire all of the assets of Large Cap Fund, subject to the liabilities of such Fund, in exchange for Growth Fund issuing shares of such fund to shareholders of Large Cap Fund in a number equal in value to net assets of Large Cap Fund (the “Merger”).

The Merger will be accounted for as a tax-free merger of investment companies with Growth Fund remaining as both the tax and accounting survivor. The unaudited pro forma combined financial statements are presented for the information of the reader and may not necessarily be representative of what the actual combined financial statements would have been had the reorganization occurred at November 30, 2014. The unaudited pro forma Portfolio of Investments and Statement of Assets and Liabilities reflect the financial position of Large Cap Fund and Growth Fund at November 30, 2014. The unaudited pro forma Statement of Operations reflects the results of operations of Large Cap Fund and Growth Fund for the six-months ended November 30, 2014. These statements have been derived from the Funds’ respective books and records utilized in calculating daily net asset value at the date indicated above for Large Cap Fund and Growth Fund under U.S. generally accepted accounting principles for investment companies. The unaudited pro forma Portfolio of Investments reflects the pro forma combined Fund holdings of Large Cap Fund and Growth Fund as of November 30, 2014.

The unaudited pro forma Portfolio of Investments, and Statement of Assets and Liabilities and Statement of Operations should be read in conjunction with the historical financial statements of each Fund, which are incorporated by reference in the Statement of Additional Information.

Note 2 – Security Valuation:

The net asset value (“NAV”) per share of the Fund is determined each business day as of the close of regular trading (“Market Close”) on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern time unless otherwise designated by the NYSE) each day on which the NYSE is open for trading. The Fund is open for business every day the NYSE is open. Fund shares will not be priced on days when the NYSE is closed. The NAV per share of the Fund is calculated by taking the value of the Fund’s assets attributable to that class, subtracting the Fund’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding.

Assets for which market quotations are readily available are valued at market value. A security listed or traded on an exchange is valued at its last sales price or official closing price as of the close of the normal trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the mean of the closing bid and ask price on that day. Bank loans are valued at the average of the averages between the bid and ask prices provided to an independent pricing service by brokers. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

When a market quotation is not readily available or is deemed unreliable, the Fund will determine a fair value for the relevant asset in accordance with procedures adopted by the Board of Trustees (“Board”). Such procedures provide, for example, that: (a) Debt obligations are valued using an evaluated price provided by an independent pricing service. Evaluated prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect factors such as institution-size trading in similar groups of securities, developments related to specific securities, benchmark yield, quality, type of issue, coupon rate, maturity individual trading characteristics and other market data; (b) Securities traded in the over-the-counter market are valued based on prices provided by independent pricing services or market makers; (c) Options not listed on an exchange are valued by an independent source using an industry accepted model, such as Black-Scholes; (d) Centrally cleared swap agreements are valued using a price provided by the central counterparty clearinghouse; (e) Over-the-counter swap agreements are valued using a price provided by an independent pricing service; (f) Forward foreign currency contracts are valued utilizing current and forward rates obtained from an independent pricing service. Such prices from the third party pricing service are for specific settlement periods and each Fund’s forward foreign currency contracts are valued at an interpolated rate between the closest preceding and subsequent period reported by the independent pricing service and (g)

15

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by brokers.

The prospectuses of the open-end registered investment companies in which the Fund may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and believed to be reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. An independent pricing service determines the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be valued by the independent pricing service using pricing models designed to estimate likely changes in the values of those securities between the times in which the trading in those securities is substantially completed and the close of the NYSE. Multiple factors may be considered by the independent pricing service in determining the value of such securities and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures.

All other assets for which market quotations are not readily available or became unreliable (or if the above fair valuation methods are unavailable or determined to be unreliable) are valued at fair value as determined in good faith by or under the supervision of the Board following procedures approved by the Board. Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value. Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of fair valuation, the values used to determine the Fund’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in the Fund.

Note 3 – Capital Shares:

The unaudited pro forma net asset value per share assumes additional shares of common Growth Fund issued in connection with the proposed acquisition of Large Cap Fund by Growth Fund as of November 30, 2014. The number of additional shares issued was calculated by dividing the net assets of each class of Large Cap Fund by the respective class net asset value per share of Growth Fund.

Note 4 – Merger Costs:

The Adviser (or an affiliate) will reimburse the costs associated with obtaining shareholder approval, including, but not limited to, vote solicitation and SEC filings. Merger costs to be incurred by the Adviser (or an affiliate) are estimated at approximately $179,000. These costs represent the estimated expenses of the Fund carrying out its obligations under the Plan and consist of management’s estimate of legal fees, accounting fees, printing costs and mailing charges related to the proposed merger. Actual results could differ from these estimates.

Note 5 – Use of Estimates in Preparation of Pro Forma Financial Statements:

Management of the Funds has made certain estimates and assumptions relating to the reporting of assets, liabilities, income, and expenses to prepare these financial statements in conformity with U.S. generally accepted accounting principles for investment companies.

Note 6 – Federal Income Taxes:

It is the policy of the Funds to comply with subchapter M of the Internal Revenue Code and related excise tax provisions applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized capital gains to their shareholders. Therefore, no federal income tax provision is required. No capital gain distributions shall be made until any capital loss carryforwards have been fully utilized or expired. A portion of the amount of these capital loss carryforwards may be limited in the future.

16

Voya Equity Trust

(“Registrant”)

PART C:

OTHER INFORMATION

ITEM 15. IDEMNIFICATION

Section 4.3 of Registrant’s Declaration of Trust provides the following:
(a)	Subject to the exceptions and limitations contained in paragraph (b) below:
(i)

every person who is, or has been, a Trustee or Officer of the Trust shall be indemnified by the Trust to the fullest extent permitted by law against all liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or Officer and against amounts paid or incurred by him in the settlement thereof; and

(ii)

the word “claim”, “action”, “suit” or “proceeding” shall apply to all claims, actions or suits or proceedings (civil, criminal, administrative or other including appeals), actual or threatened; and the words “liability” and “expenses” shall include without limitation, attorneys’ fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

(b)	No indemnification shall be provided hereunder to a Trustee or Officer:
(i)

against any liability to the Trust, a Series thereof, or the Shareholders by reason of a final adjudication by a court or other body before which a proceeding was brought or that he engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

	(ii)	with respect to any matter as to which he shall have been finally adjudicated not to have acted in good faith in reasonable belief that his action was in the best interest of his Trust; or
(iii)

in the event of a settlement or other disposition not involving a final adjudication as provided in paragraph (b) (i) or (b) (ii) resulting in a payment by a Trustee or officer, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office:

		(A)	by the court or other body approving the settlement or other disposition; or
(B)

based upon the review of readily available facts (as opposed to full trial-type inquiry) by (x) vote of a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter) or (y) written opinion of independent legal counsel.

(c)	The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Trustee or officer may now or hereafter be entitled, shall continue as to a person who has ceased to be such Trustee or officer and shall inure to the benefit of the heirs, executors, administrators and assigns of such a person. Nothing contained herein shall affect any rights to indemnification to which personnel of the Trust other than Trustees and officers may be entitled by contract or otherwise under law.

1

(d)

Expenses of preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in paragraph (a) of this Section 4.3 may be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this Section 4.3, provided that either:

	(i)	such undertaking is secured by a surety bond or some other appropriate security provided by the recipient, or the Trust shall be insured against losses arising out of any such advances; or
(ii)

a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees act on the matter) or an independent legal counsel in a written opinion shall determine, based upon a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the recipient ultimately will be found entitled to indemnification.

As used in this Section 4.3, a “Disinterested Trustee” is one who is not (i) an Interested Person of the Trust (including anyone who has been exempted from being an Interested Person by any rule, regulation or order of the Commission), or (ii) involved in the claim, action, suit or proceeding.

Section 8 of Registrant’s Administration Agreement provides for the indemnification of Registrant’s Administrator against all liabilities incurred by it in performing its obligations under the agreement, except with respect to matters involving its disabling conduct.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (“1933 Act”) may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other  than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in connection with the successful defense of any action suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy, as expressed in the Act and be governed by final adjudication of such issue.

ITEM 16. EXHIBITS

1.	(a)

Amended and Restated Declaration of Trust for Voya Equity Trust dated February 25, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 43 to the Registrant’s Registration Statement on Form N-1A filed on September 30, 2003 and incorporated herein by reference.

(b)

Establishment and Designation of Series and Classes of Shares of Beneficial Interest, Par Value $0.01 Per Share, dated April 21, 2003 (ING Principal Protection Fund VIII) – Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement on Form N-1A filed on January 9, 2004 and incorporated herein by reference.

	(c)	Certificate of Amendment of Declaration of Trust and Redesignation of Series effective June 2, 2003 (Name change for ING Research Enhanced Index Fund) – Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant’s Registration

2

Statement filed on Form N-1A on January 9, 2004 and incorporated herein by reference.

(d)

Establishment and Designation of Series and Classes of Shares of Beneficial Interest, Par Value $0.01 Per Share, dated November 1, 2003 (ING Principal Protection Fund IX) – Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement filed on Form N-1A on January 9, 2004 and incorporated herein by reference.

(e)

Certificate of Establishment and Designation of Series and Classes of Shares of Beneficial Interest, Par Value $0.01 Per Share, dated January 20, 2004 (ING Principal Protection Fund X) – Filed as an Exhibit to Post-Effective Amendment No. 52 to the Registrant’s Registration Statement filed on Form N-1A on April 5, 2004 and incorporated herein by reference.

(f)

Establishment and Designation of Series and Classes of Shares of Beneficial Interest, Par Value $0.01 Per Share, effective November 11, 2003 (ING LargeCap Value Fund) – Filed as an Exhibit to Post-Effective Amendment No. 49 to the Registrant’s Registration Statement on Form N-1A filed on January 27, 2004 and incorporated herein by reference.

(g)

Amended Establishment and Designation of Series and Classes of Shares of Beneficial Interest, Par Value $0.01 Per Share, effective November 11, 2003 (ING Principal Protection Fund VIII and ING Disciplined LargeCap Fund) – Filed as an Exhibit to Post-Effective Amendment No. 52 to the Registrant’s Registration Statement on Form N-1A filed on April 5, 2004 and incorporated herein by reference.

(h)

Certificate of Establishment and Designation of Series and Classes of Shares of Beneficial Interest, Par Value $0.01 Per Share, dated February 25, 2004 (ING Principal Protection Fund XI) – Filed as an Exhibit to Post-Effective Amendment No. 52 to the Registrant’s Registration Statement on Form N-1A filed on May 7, 2004 and incorporated herein by reference.

(i)

Amended Establishment and Designation of Series and Classes of Shares of Beneficial Interest, Par Value $0.01 Per Share, effective June 15, 2004 (Class O shares of ING Financial Services Fund and ING Real Estate Fund) – Filed as an Exhibit to Post-Effective Amendment No. 54 to the Registrant’s Registration Statement on Form N-1A filed on June 14, 2004 and incorporated herein by reference.

(j)

Amended Establishment and Designation of Series and Classes of Shares of Beneficial Interest, Par Value $0.01 Per Share, effective August 25, 2003 (ING Principal Protection Fund VII – abolition of Class Q shares) – Filed as an Exhibit to Post-Effective Amendment No. 58 to the Registrant’s Registration Statement on Form N-1A filed on September 27, 2004 and incorporated herein by reference.

(k)

Amended Establishment and Designation of Series and Classes of Shares of Beneficial Interest, Par Value $0.01 Per Share, effective September 2, 2003 (ING Principal Protection Fund V – abolition of Class Q shares) – Filed as an Exhibit to Post-Effective Amendment No. 58 to the Registrant’s Registration Statement filed on Form N-1A on September 27, 2004 and incorporated herein by reference.

(l)	Abolition of Series of Shares of Beneficial Interest dated October 16, 2003 (abolishment of ING Large Company Value Fund) – Filed as an Exhibit to Post-Effective Amendment No. 58 to the Registrant’s Registration Statement on Form N-1A filed on September 27, 2004 and incorporated herein by reference.

3

(m)

Abolition of Series of Shares of Beneficial Interest dated April 17, 2004 (abolishment of ING Growth Opportunities Fund) – Filed as an Exhibit to Post-Effective Amendment No. 58 to the Registrant’s Registration Statement on Form N-1A filed on September 27, 2004 and incorporated herein by reference.

(n)

Certificate of Establishment and Designation of Series and Classes of Shares of Beneficial Interest, Par Value $0.01 Per Share, dated September 2, 2004 (ING Principal Protection Fund XII) – Filed as an Exhibit to Post-Effective Amendment No. 58 to the Registrant’s Registration Statement on Form N-1A filed on September 27, 2004 and incorporated herein by reference.

(o)

Plan of Liquidation and Dissolution of Series (ING Tax Efficient Equity Fund) dated September 3, 2004 – Filed as an exhibit to Post-Effective Amendment No. 61 to the Registrant’s Registration Statement on Form N-1A filed on November 12, 2004 and incorporated herein by reference.

(p)

Establishment and Designation of Series and Classes of Shares of Beneficial Interest, Par Value $0.01 Per Share, effective January 31, 2005 (ING MidCap Value Choice Fund and ING SmallCap Value Choice Fund) – Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant’s Registration Statement on Form N-1A filed on January 25, 2005 and incorporated herein by reference.

(q)

Certificate of Establishment and Designation of Series and Classes of Shares of Beneficial Interest, Par Value $0.01 Per Share, dated January 17, 2005 (ING Principal Protection Fund XIII) – Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant’s Registration Statement on Form N-1A filed on January 25, 2005 and incorporated herein by reference.

(r)

Certificate of Establishment and Designation of Series and Classes of Shares of Beneficial Interest, Par Value $0.01 Per Share, dated February 1, 2005 (ING Principal Protection Fund XIV) – Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant’s Registration Statement on Form N-1A filed on January 25, 2005 and incorporated herein by reference.

(s)

Amended Establishment and Designation of Series and Classes of Shares of Beneficial Interest, Par Value $0.01 Per Share, effective April 29, 2005 (Class I shares of ING MidCap Value Choice and ING SmallCap Value Choice Funds) – Filed as an Exhibit to Post-Effective Amendment No. 65 to the Registrant’s Registration Statement on Form N-1A filed on April 28, 2005 and incorporated herein by reference.

(t)

Establishment and Designation of Series and Classes of Shares of Beneficial Interest, Par Value $0.01 Per Share, effective December 12, 2005 (ING Fundamental Research Fund and ING Opportunistic LargeCap Fund) – Filed as an Exhibit to Post-Effective Amendment No. 70 to the Registrant’s Registration Statement on Form N-1A filed on December 23, 2005 and incorporated herein by reference.

(u)	Abolition of Series of Shares of Beneficial Interest (ING Equity and Bond Fund) dated March 30, 2006 – Filed as an Exhibit to Post-Effective Amendment No. 73 to the Registrant’s Registration Statement on Form N-1A filed on September 22, 2006 and incorporated herein by reference.

4

(v)

Amended Establishment and Designation of Series and Classes of Shares of Beneficial Interest, Par Value $0.01 Per Share, effective June 6, 2006 (abolition of Class Q shares of ING Principal Protection Fund II, III and VI) – Filed as an Exhibit to Post-Effective Amendment No. 73 to the Registrant’s Registration Statement on Form N-1A filed on September 22, 2006 and incorporated herein by reference.

(w)

Certificate of Amendment of Declaration of Trust and Redesignation of Series, effective October 12, 2006 (redesignation of ING Principal Protection Fund to ING Index Plus LargeCap Equity Fund) – Filed as an Exhibit to Post-Effective Amendment No. 74 to the Registrant’s Registration Statement on Form N-1A filed on October 10, 2006 and incorporated herein by reference.

(x)

Abolition of Series of Shares of Beneficial Interest dated October 24, 2006 (ING Convertible Fund) – Filed as an Exhibit to Post-Effective Amendment No. 79 to the Registrant’s Registration Statement on Form N-1A filed on July 26, 2007 and incorporated herein by reference.

(y)

Certificate of Amendment of Declaration of Trust and Redesignation of Series, effective December 15, 2006 (redesignation of ING MidCap Value Choice Fund to ING Value Choice Fund) – Filed as an Exhibit to Post-Effective Amendment No. 79 to the Registrant’s Registration Statement on Form N-1A filed on July 26, 2007 and incorporated herein by reference.

(z)

Certificate of Amendment of Declaration of Trust and Redesignation of Series, effective February 1, 2007 (ING Principal Protection Fund II into ING Index Plus LargeCap Equity Fund II) – Filed as an Exhibit to Post-Effective Amendment No. 79 to the Registrant’s Registration Statement on Form N-1A filed on July 26, 2007 and incorporated herein by reference.

(aa)

Abolition of Series of Shares of Beneficial Interest dated March 12, 2007 (ING Disciplined LargeCap Fund) – Filed as an Exhibit to Post-Effective Amendment No. 79 to the Registrant’s Registration Statement on Form N-1A filed on July 26, 2007 and incorporated herein by reference.

(bb)

Abolition of Series of Shares of Beneficial Interest dated May 30, 2007 (ING MidCap Value Fund and ING SmallCap Value Fund) – Filed as an Exhibit to Post-Effective Amendment No. 79 to the Registrant’s Registration Statement on Form N-1A filed on July 26, 2007 and incorporated herein by reference.

(cc)

Certificate of Amendment of Declaration of Trust and Redesignation of Series, effective June 6, 2007 (ING Principal Protection Fund III into ING Index Plus LargeCap Equity Fund III) – Filed as an Exhibit to Post-Effective Amendment No. 79 to the Registrant’s Registration Statement on Form N-1A filed on July 26, 2007 and incorporated herein by reference.

(dd)

Abolition of Series of Shares of Beneficial Interest dated October 19, 2004 (ING Tax Efficient Equity Fund) – Filed as an exhibit to Post-Effective Amendment No. 82 to the Registrant’s Registration Statement on Form N-1A filed on September 27, 2007 and incorporated herein by reference.

(ee)

Certificate of Amendment of Declaration of Trust and Redesignation of Series, effective October 9, 2007 (Redesignation of ING Principal Protection Fund IV to ING Index Plus LargeCap Equity Fund IV) – Filed as an exhibit to Post-Effective Amendment No. 83 on October 4, 2007 and incorporated herein by reference.

5

(ff)

Establishment and Designation of Series and Classes of Shares of Beneficial Interest, Par Value $0.01 Per Share, effective November 19, 2007 (ING Equity Dividend Fund) – Filed as an Exhibit to Post-Effective Amendment No. 86 to the Registrant’s Registration Statement on Form N-1A filed on December 3, 2007 and incorporated herein by reference.

(gg)

Amended Establishment and Designation of Series and Classes of Shares of Beneficial Interest, Par Value $0.01 Per Share (Class W Shares), effective November 19, 2007 – Filed as an Exhibit to Post-Effective Amendment No. 87 to the Registrant’s Registration Statement on Form N-1A filed on December 14, 2007 and incorporated herein by reference.

(hh)

Certificate of Amendment of Declaration of Trust and Redesignation of Series, effective January 23, 2008 (Redesignation of ING Principal Protection Fund V to ING Index Plus LargeCap Equity Fund V) – Filed as an Exhibit to Post-Effective Amendment No. 88 to the Registrant’s Registration Statement on Form N-1A filed on January 22, 2008 and incorporated herein by reference.

(ii)

Certificate of Amendment of Declaration of Trust and Redesignation of Series, effective April 23, 2008 (Redesignation of ING Principal Protection Fund VI to ING Index Plus LargeCap Equity Fund VI) – Filed as an Exhibit to Post-Effective Amendment No. 90 to the Registrant’s Registration Statement to Form N-1A filed on April 23, 2008 and incorporated herein by reference.

(jj)

Amendment Establishment and Designation of Series and Classes of Beneficial Interest , Par Value $0.01 Per Share, effective May 30, 2008 (Class O Shares for ING MidCap Opportunities Fund and ING Value Choice) – Filed as an Exhibit to Post-Effective Amendment No. 92 to the Registrant’s Registration Statement to Form N-1A filed on June 4, 2008 and incorporated herein by reference.

(kk)

Certificate of Amendment of Declaration of Trust and Redesignation of Series, effective June 27, 2008 (Redesignation of ING Principal Protection Fund VII to ING Index Plus LargeCap Equity Fund VII) – Filed as an Exhibit to Post-Effective Amendment No. 93 to the Registrant’s Registration Statement to Form N-1A filed on June 23, 2008 and incorporated herein by reference.

(ll)

Certificate of Amendment of Declaration of Trust and Redesignation of Series, effective December 23, 2008 (Redesignation of ING Principal Protection Fund VIII to ING Index Plus LargeCap Equity Fund VIII) – Filed as an Exhibit to Post-Effective Amendment No. 97 to the Registrant’s Registration Statement to Form N-1A filed on December 18, 2008 and incorporated herein by reference.

(mm)

Certificate of Amendment of Declaration of Trust and Redesignation of Series, effective April 22, 2009 (Redesignation of ING Principal Protection Fund IX to ING Index Plus LargeCap Equity Fund IX) – Filed as an Exhibit to Post-Effective Amendment No. 99 to the Registrant’s Registration Statement to Form N-1A filed on April 15, 2009 and incorporated herein by reference.

(nn)

Amended Establishment and Designation of Series and Classes of Shares of Beneficial Interest, Par Value $0.01 Per Share, effective June 1, 2009 (Class W for ING Equity Dividend Fund and ING MidCap Opportunities Fund) - Filed as an Exhibit to Post-Effective Amendment No. 100 to the Registrant’s Registration Statement on Form N-1A filed on May 29, 2009 and incorporated herein by reference.

6

(oo)

Plan of Liquidation and Dissolution of Series for ING Index Plus LargeCap Equity Fund VIII, effective July 13, 2009 – Filed as an Exhibit to Post-Effective Amendment No. 103 to the Registrant’s Registration Statement on Form N-1A filed on August 14, 2009 and incorporated herein by reference.

(pp)

Plan of Liquidation and Dissolution of Series for ING Index Plus LargeCap Equity Fund IX, effective July 13, 2009 – Filed as an Exhibit to Post-Effective Amendment No. 103 to the Registrant’s Registration Statement on Form N-1A filed on August 14, 2009 and incorporated herein by reference.

(qq)

Certificate of Amendment of Declaration of Trust and Redesignation of Series, effective August 17, 2009 (Redesignation of ING Principal Protection Fund X to ING Index Plus LargeCap Equity Fund X) – Filed as an Exhibit to Post-Effective Amendment No. 106 to the Registrant’s Registration Statement on Form N-1A filed on September 24, 2010 and incorporated herein by reference.

(rr)

Abolition of Series of Shares of Beneficial Interest dated September 14, 2009 (ING Index Plus LargeCap Equity Fund VIII and ING Index Plus LargeCap Equity Fund IX) – Filed as an Exhibit to Post-Effective Amendment No. 106 to the Registrant’s Registration Statement on Form N-1A filed on September 24, 2010 and incorporated herein by reference.

(ss)

Amended Certificate of Declaration of Trust and Redesignation of Series, effective September 30, 2009 (Class W shares for ING Growth Opportunities Fund ) – Filed as an Exhibit to Post-Effective Amendment No. 104 to the Registrant’s Registration Statement on Form N-1A filed on September 25, 2009 and incorporated herein by reference.

(tt)

Certificate of Amendment of Declaration of Trust, effective November 20, 2009 – Filed as an Exhibit to Post-Effective Amendment No. 106 to the Registrant’s Registration Statement on Form N-1A filed on September 24, 2010 and incorporated herein by reference.

(uu)

Amended Establishment and Designation of Series and Classes of Shares of Beneficial Interest, Par Value $0.01 Per Share, effective December 7, 2009 (abolishment of Class Q shares of ING Growth Opportunities Fund, ING MidCap Opportunities Fund, ING Real Estate Fund and ING SmallCap Opportunities Fund) – Filed as an Exhibit to Post-Effective Amendment No. 106 to the Registrant’s Registration Statement on Form N-1A filed on September 24, 2010 and incorporated herein by reference.

(vv)

Abolition of Series of shares of Beneficial Interest dated February 8, 2010 (ING SmallCap Value Multi-Manager Fund) – Filed as an Exhibit to Post-Effective Amendment No. 106 to the Registrant’s Registration Statement on Form N-1A filed on September 24, 2010 and incorporated herein by reference.

(ww)

Abolition of Series of Shares of Beneficial Interest dated March 25, 2010 (ING Principal Protection Fund XIII and ING Principal Protection Fund XIV) – Filed as an Exhibit to Post-Effective Amendment No. 106 to the Registrant’s Registration Statement on Form N-1A filed on September 24, 2010 and incorporated herein by reference.

(xx)	Plan of Liquidation and Dissolution of Series for ING Index Plus LargeCap Equity Fund X, effective September 14, 2009 – Filed as an Exhibit to Post-Effective Amendment No. 106 to the Registrant’s Registration Statement on Form N-1A filed on September 24, 2010 and incorporated herein by reference.

7

(yy)

Plan of Liquidation and Dissolution of Series for ING Principal Protection Fund XI, effective September 14, 2009 – Filed as an Exhibit to Post-Effective Amendment No. 106 to the Registrant’s Registration Statement on Form N-1A filed on September 24, 2010 and incorporated herein by reference.

(zz)

Plan of Liquidation and Dissolution of Series for ING Principal Protection Fund XII, effective September 10, 2009 – Filed as an Exhibit to Post-Effective Amendment No. 106 to the Registrant’s Registration Statement on Form N-1A filed on September 24, 2010 and incorporated herein by reference.

(aaa)

Plan of Recapitalization of Class Q shares as Class W shares for ING Growth Opportunities Fund, ING MidCap Opportunities Fund, ING Real Estate Fund, and ING SmallCap Opportunities Fund, effective September 10, 2009 – Filed as an Exhibit to Post-Effective Amendment No. 106 to the Registrant’s Registration Statement on Form N-1A filed on September 24, 2010 and incorporated herein by reference.

(bbb)

Abolition of Series of Shares of Beneficial Interest dated June 28, 2010 (ING Index Plus LargeCap Equity Fund X and ING Principal Protection Fund XI) – Filed as an Exhibit to Post-Effective Amendment No. 106 to the Registrant’s Registration Statement on Form N-1A filed on September 24, 2010 and incorporated herein by reference.

(ccc)

Abolition of Series of Shares of Beneficial Interest dated August 23, 2010 (ING Opportunistic LargeCap Fund) – Filed as an Exhibit to Post-Effective Amendment No. 106 to the Registrant’s Registration Statement on Form N-1A filed on September 24, 2010 and incorporated herein by reference.

(ddd)

Abolition of Series of Shares of Beneficial Interest dated January 2, 2011 (ING Index Plus LargeCap Equity Fund X and ING Principal Protection Fund XI) – Filed as an Exhibit to Post-Effective Amendment No. 109 to the Registrant’s Registration Statement on Form N-1A filed on August 04, 2011 and incorporated herein by reference.

(eee)

Amended Establishment and Designation of Series and Classes of Shares of Beneficial Interest, Par Value $0.01 Per Share, effective July 1, 2011 (Class R Shares for ING Equity Divided Fund, ING MidCap Opportunities Fund, ING Real Estate Fund, and ING Value Choice Fund) – Filed as an Exhibit to Post-Effective Amendment No. 109 to the Registrant’s Registration Statement on Form N-1A filed on August 04, 2011 and incorporated herein by reference.

(fff)

Amended Certificate of Establishment and Designation of Series and Classes of Shares of Beneficial Interest, Par Value $0.01 Per Share, effective July 1, 2011 (Class R Shares of ING Growth Opportunities Fund and ING SmallCap Opportunities Fund) – Filed as an Exhibit to Post-Effective Amendment No. 109 to the Registrant’s Registration Statement on Form N-1A filed on August 04, 2011 and incorporated herein by reference.

(ggg)	Establishment and Designation of Series and Classes of Shares of Beneficial Interest, Par Value $0.01 Per Share, effective July 15, 2011 (Class I Shares of ING Mid Cap Value Fund) – Filed as an Exhibit to Post-Effective Amendment No. 111 to the Registrant’s Registration Statement on Form N-1A filed on September 27, 2011 and incorporated herein by reference.

8

(hhh)

Certificate of Amendment of Declaration of Trust and Redesignation of Series, effective May 18, 2012 (ING Equity Dividend Fund into ING Large Cap Value Fund) – Filed as an exhibit to Post-Effective Amendment No. 113 to the Registrant’s Registration Statement Form on N-1A filed on July 27, 2012 and incorporated herein by reference.

(iii)

Amended Establishment and Designation of Series and Classes of Beneficial Interest, Par Value $0.01 Per Share, effective January 9, 2013 (Class O shares of ING Large Cap Value Fund)– Filed as an exhibit to Post-Effective Amendment No. 120 to the Registrant’s Registration Statement Form on N-1A filed on January 25, 2013 and incorporated herein by reference.

(jjj)

Amended Certificate of Establishment and Designation of Series and Classes of Beneficial Interest, Par Value $0.01 Per Share, effective May 22, 2013 (Class R6 shares of ING SmallCap Opportunities Fund)– Filed as an exhibit to Post-Effective Amendment No. 126 to the Registrant’s Registration Statement Form on N-1A filed on May 31, 2013 and incorporated herein by reference.

(kkk)

Amended Establishment and Designation of Series and Classes of Beneficial Interest, Par Value $0.01 Per Share, effective May 22, 2013 (Class R6 shares of ING Large Cap Value Fund and ING MidCap Opportunities Fund)– Filed as an exhibit to Post-Effective Amendment No. 126 to the Registrant’s Registration Statement Form on N-1A filed on May 31, 2013 and incorporated herein by reference.

(lll)

Certificate of Amendment of Declaration of Trust and Redesignation of Series, effective December 17, 2007 (Redesignation of ING SmallCap Value Choice Fund to ING SmallCap Value Multi-Manager Fund) – Filed as an Exhibit to Post-Effective Amendment No. 129 to the Registrant’s Registration Statement on Form N-1A filed on September 25, 2013 and incorporated herein by reference.

(mmm)

Abolition of Series of Shares of Beneficial Interest dated September 29, 2008 (ING LargeCap Value Fund) – Filed as an Exhibit to Post-Effective Amendment No. 129 to the Registrant’s Registration Statement on Form N-1A filed on September 25, 2013 and incorporated herein by reference.

(nnn)

Abolition of Series of Shares of Beneficial Interest dated November 10, 2008 (ING Index Plus LargeCap Equity Funds I-VII) – Filed as an Exhibit to Post-Effective Amendment No. 129 to the Registrant’s Registration Statement on Form N-1A filed on September 25, 2013 and incorporated herein by reference.

(ooo)

Certificate of Amendment of Declaration of Trust and Redesignation of Series, effective January 26, 2009 (Redesignation of ING LargeCap Growth Fund to ING Growth Opportunities Fund) – Filed as an Exhibit to Post-Effective Amendment No. 129 to the Registrant’s Registration Statement on Form N-1A filed on September 25, 2013 and incorporated herein by reference.

(ppp)	Abolition of Series of Shares of Beneficial Interest dated February 9, 2009 (ING Financial Services Fund and ING Fundamental Research Fund) – Filed as an Exhibit to Post-Effective Amendment No. 129 to the Registrant’s Registration Statement on Form N-1A filed on September 25, 2013 and incorporated herein by reference.

(qqq)	Abolition of Series of Shares of Beneficial Interest dated January 3, 2011 (ING Principal Protection Fund XII) – Filed as an Exhibit to Post-Effective Amendment No. 129 to the Registrant’s Registration Statement on Form N-1A filed on September 25, 2013 and incorporated herein by reference.

9

(rrr)

Abolition of Series of Shares of Beneficial Interest dated July 15, 2013 (ING Value Choice Fund) – Filed as an Exhibit to Post-Effective Amendment No. 129 to the Registrant’s Registration Statement on Form N-1A filed on September 25, 2013 and incorporated herein by reference.

(sss)

Certificate of Amendment of Amended and Restated Declaration of Trust and Redesignation of Series, effective May 1, 2014 (Redesignation of the Trust to Voya Equity Trust of ING Growth Opportunities Fund to Voya Growth Opportunities Fund, of ING Large Cap Value Fund to Voya Large Cap Value Fund, of ING MidCap Opportunities Fund to Voya MidCap Opportunities Fund, of ING Mid Cap Value Fund to Voya Multi-Manager Mid Cap Value Fund, of ING Real Estate Fund to Voya Real Estate Fund and of ING SmallCap Opportunities Fund to Voya SmallCap Opportunities Fund) – Filed as an Exhibit to Post-Effective Amendment No. 131 to the Registrant’s Registration Statement on Form N-1A filed on May 29, 2014 and incorporated herein by reference.

(ttt)

Amended Establishment and Designation of Series and Classes of Shares of Beneficial Interest, Par Value $0.01 Per Share, effective June 11, 2014 (Class R6 shares of Voya Real Estate Fund) – Filed as an Exhibit to Post-Effective Amendment No. 133 to the Registrant’s Registration Statement on Form N-1A filed on June 27, 2014 and incorporated herein by reference.

(uuu)

Amended Certificate of Establishment and Designation of Series and Classes of Shares of Beneficial Interest, Par Value $0.01 Per Share, effective April 24, 2015 (Class R6 shares of Voya Growth Opportunities Fund) – Filed as an Exhibit to Post-Effective Amendment No. 138 to the Registrant’s Registration Statement on Form N-1A filed on May 22, 2015 and incorporated hereinby reference.

2.	(a) By-Laws dated June 12, 1998 – Filed as an Exhibit to the Registrant’s initial Form N-1A Registration Statement on June 15, 1998 and incorporated herein by reference.
(b)

Amendment to the By-Laws of the Pilgrim Equity Trust dated July 26, 2000 – Filed as an Exhibit to Post-Effective Amendment No. 79 to the Registrant’s Registration Statement on Form N-1A filed on July 26, 2007 and incorporated herein by reference.

3.	Not Applicable.
4.

Agreement and Plan of Reorganization between Voya Large Cap Growth Fund, a series of Voya Series Fund, Inc., and Voya Growth Opportunities Fund, a series of Voya Equity Trust – Attached as Appendix A to the Proxy Statement/Prospectus.

5.	Not Applicable.
6.	(a)

Investment Management Agreement dated November 18, 2014, as amended and restated on May 1, 2015, between Voya Investments, LLC and Voya Equity Trust – Filed as an Exhibit to Post-Effective Amendment No. 138 to the Registrant’s Registration Statement on Form N-1A filed on May 22, 2015 and incorporated hereinby reference.

(i) Reduction Letter effective December 1, 2014 to the Investment Management Agreement dated November 18, 2014 with respect to Voya Multi-Manager Mid Cap Value Fund for the period from December 1, 2014 through October 1, 2016 – Filed as an Exhibit to Post-Effective Amendment No. 137 to the Registrant’s Registration Statement on Form N-1A filed on March 27, 2015 and incorporated herein by reference.

10

(b)

Investment Management Agreement dated November 18, 2014, as amended and restated on May 1, 2015, between Voya Investments, LLC and Voya Equity Trust with respect to Voya Growth Opportunities Fund – Filed as an Exhibit to Post-Effective Amendment No. 138 to the Registrant’s Registration Statement on Form N-1A filed on May 22, 2015 and incorporated hereinby reference.

(c)	Sub-Advisory Agreement dated November 18, 2014 between Voya Investments, LLC and Voya Investment Management Co. LLC – Filed as an Exhibit to Post-Effective Amendment No. 137 to the Registrant’s Registration Statement on Form N-1A filed on March 27, 2015 and incorporated herein by reference.

(d)

Sub-Advisory Agreement dated November 18, 2014 between Voya Investments, LLC and CBRE Clarion Securities LLC – Filed as an Exhibit to Post-Effective Amendment No. 137 to the Registrant’s Registration Statement on Form N-1A filed on March 27, 2015 and incorporated herein by reference.

(e)

Sub-Advisory Agreement (with redaction) dated November 18, 2014 between Voya Investments, LLC and Wellington Management Company, LLP – Filed as an Exhibit to Post-Effective Amendment No. 138 to the Registrant’s Registration Statement on Form N-1A filed on May 22, 2015 and incorporated hereinby reference.

(f)

Sub-Advisory Agreement (with redaction) dated November 18, 2014 between Voya Investments, LLC and LSV Asset Management – Filed as an Exhibit to Post-Effective Amendment No. 138 to the Registrant’s Registration Statement on Form N-1A filed on May 22, 2015 and incorporated hereinby reference.

(g)

Sub-Advisory Agreement (with redaction) dated December 1, 2014 between Voya Investments, LLC and Hahn Capital Management, LLC – Filed as an Exhibit to Post-Effective Amendment No. 138 to the Registrant’s Registration Statement on Form N-1A filed on May 22, 2015 and incorporated hereinby reference.

(h)

Expense Limitation Agreement, effective November 18, 2014, between Voya Investments, LLC, Voya Equity Trust, and CBRE Clarion Securities LLC with respect to Voya Real Estate Fund – Filed as an Exhibit to Post-Effective Amendment No. 138 to the Registrant’s Registration Statement on Form N-1A filed on May 22, 2015 and incorporated hereinby reference.

(i)

Expense Limitation Agreement between Voya Equity Trust and Voya Investments, LLC effective November 18, 2014 – Filed as an Exhibit to Post-Effective Amendment No. 138 to the Registrant’s Registration Statement on Form N-1A filed on May 22, 2015 and incorporated hereinby reference.

(i)

Amended Schedule A, dated December 1, 2014, to the Expense Limitation Agreement between Voya Equity Trust and Voya Investments, LLC effective November 18, 2014 – Filed as an Exhibit to Post-Effective Amendment No. 138 to the Registrant’s Registration Statement on Form N-1A filed on May 22, 2015 and incorporated hereinby reference.

	(ii)	Expense Limitation Recoupments letter dated November 18, 2014 between Voya Investments, LLC, and Voya Equity Trust for Voya MidCap Opportunities Fund and Voya SmallCap Opportunities Fund – Filed as an Exhibit to Post-Effective Amendment No. 138 to the Registrant’s Registration Statement on Form N-1A filed on May 22, 2015 and incorporated hereinby reference.

11

(iii)

Fee Waiver Letter dated March 6, 2015 between Voya Investments, LLC and Voya Equity Trust for Voya Large Cap Value Fund, effective March 6, 2015 through October 1, 2016 – Filed as an Exhibit to Post-Effective Amendment No. 138 to the Registrant’s Registration Statement on Form N-1A filed on May 22, 2015 and incorporated hereinby reference.

(j)

Expense Limitation Agreement effective November 18, 2014, between Voya Investments, LLC, Voya Investments Distributor, LLC and Voya Equity Trust, with respect to Voya Growth Opportunities Fund – Filed as an Exhibit to Post-Effective Amendment No. 138 to the Registrant’s Registration Statement on Form N-1A filed on May 22, 2015 and incorporated hereinby reference.

(i)

Amended Schedule A, effective May 26, 2015, to the Expense Limitation Agreement between Voya Equity Trust and Voya Investments, LLC effective November 18, 2014 with respect to Voya Growth Opportunities Fund – Filed as an Exhibit to Post-Effective Amendment No. 138 to the Registrant’s Registration Statement on Form N-1A filed on May 22, 2015 and incorporated hereinby reference.

(ii)

Fee Waiver Letter dated November 18, 2014 between Voya Equity Trust and Voya Investments, LLC for Voya Growth Opportunities Fund (Class A, Class B, Class C, Class I, and Class W shares), for the period from November 18, 2014 through October 1, 2015 – Filed as an Exhibit to Post-Effective Amendment No. 138 to the Registrant’s Registration Statement on Form N-1A filed on May 22, 2015 and incorporated hereinby reference.

(iii)

Fee Waiver Letter dated November 18, 2014 between Voya Equity Trust and Voya Investments, LLC for Class R shares of Voya Growth Opportunities Fund, for the period from November 18, 2014 through October 1, 2015 – Filed as an Exhibit to Post-Effective Amendment No. 138 to the Registrant’s Registration Statement on Form N-1A filed on May 22, 2015 and incorporated hereinby reference.

(iv)

Fee Waiver Letter dated May 26, 2015 between Voya Equity Trust and Voya Investments, LLC for Class R6 shares of Voya Growth Opportunities Fund, for the period from May 26, 2015 through October 1, 2017 – Filed as an Exhibit to Post-Effective Amendment No. 138 to the Registrant’s Registration Statement on Form N-1A filed on May 22, 2015 and incorporated hereinby reference.

7.	(a)

Underwriting Agreement dated November 18, 2014 between Voya Equity Trust and Voya Investments Distributor, LLC – Filed as an Exhibit to Post-Effective Amendment No. 137 to the Registrant’s Registration Statement on Form N-1A filed on March 27, 2015 and incorporated herein by reference.

	(b)	Underwriting Agreement dated November 18, 2014 between Voya Equity Trust and Voya Investments Distributor, LLC with respect to Voya Growth Opportunities Fund – Filed as an Exhibit to Post-Effective Amendment No. 137 to the Registrant’s Registration Statement on Form N-1A filed on March 27, 2015 and incorporated herein by reference.

12

8.	Not. Applicable.
9.	(a)

Custody Agreement dated January 6, 2003 between Voya Equity Trust and the Bank of New York Mellon (formerly, Bank of New York) – Filed as an Exhibit to Post-Effective Amendment No. 49 to the Registrant’s Registration Statement on Form N-1A filed on January 27, 2004 and incorporated herein by reference.

(i)

Amended Exhibit A dated February 9, 2015 to the Custody Agreement between Voya Equity Trust and the Bank of New York Mellon – Filed as an Exhibit to Post-Effective Amendment No. 138 to the Registrant’s Registration Statement on Form N-1A filed on May 22, 2015 and incorporated hereinby reference.

(b)

Foreign Custody Manager Agreement dated January 6, 2003 between Voya Equity Trust and the Bank of New York Mellon (formerly, Bank of New York) – Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement on Form N-1A filed on January 9, 2004 and incorporated herein by reference.

(i)

Amended Exhibit A dated February 9, 2015 to the Foreign Custody Manager Agreement between Voya Equity Trust and the Bank of New York Mellon – Filed as an Exhibit to Post-Effective Amendment No. 138 to the Registrant’s Registration Statement on Form N-1A filed on May 22, 2015 and incorporated hereinby reference.

(ii)

Amended Schedule 2, effective June 4, 2008, to the Foreign Custody Manager Agreement with the Bank of New York Mellon– Filed as an Exhibit to Post-Effective Amendment No. 95 to the Registrant’s Registration Statement to Form N-1A filed on September 29, 2008 and incorporated herein by reference.

(c)

Securities Lending Agreement and Guaranty dated August 7, 2003 between each Investment Company listed in Exhibit A and the Bank of New York Mellon (formerly, Bank of New York) - Filed as an Exhibit to Post-Effective Amendment No. 43 to the Registrant’s Registration Statement on Form N-1A filed on September 30, 2003 and incorporated herein by reference.

(i)

Amended Exhibit A dated February 9, 2015 with respect to the Securities Lending Agreement and Guaranty between Voya Equity Trust and Bank of New York Mellon – Filed as an Exhibit to Post-Effective Amendment No. 138 to the Registrant’s Registration Statement on Form N-1A filed on May 22, 2015 and incorporated hereinby reference.

(d)

The Bank of New York Cash Reserve Agreement dated March 31, 2003 – Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement on Form N-1A filed on January 9, 2004 and incorporated herein by reference.

(i)

Amended Exhibit A dated February 9, 2015 to the Bank of New York Cash Reserve Agreement between Voya Equity Trust and Bank of New York Mellon – Filed as an Exhibit to Post-Effective Amendment No. 138 to the Registrant’s Registration Statement on Form N-1A filed on May 22, 2015 and incorporated hereinby reference.

13

10.	(a)

Seventh Amended and Restated Distribution and Service Plan (Classes A, B, and C Shares) dated August 1, 1998, amended and restated November 16, 1999, May 9, 2001, November 2, 2001, August 20, 2002, April 1, 2009, November 29, 2012, and September 12, 2014 – Filed as an Exhibit to Post-Effective Amendment No. 137 to the Registrant’s Registration Statement on Form N-1A filed on March 27, 2015 and incorporated herein by reference.

(b)

Second Amended and Restated Service and Distribution Plan dated November 29, 2012, as amended and restated September 12, 2014 with regard to Class A shares of Voya Growth Opportunities Fund – Filed as an Exhibit to Post-Effective Amendment No. 137 to the Registrant’s Registration Statement on Form N-1A filed on March 27, 2015 and incorporated herein by reference.

(c)

Second Amended and Restated Service and Distribution Plan dated November 29, 2012, as amended and restated September 12, 2014 with regard to Class B shares of Voya Growth Opportunities Fund – Filed as an Exhibit to Post-Effective Amendment No. 137 to the Registrant’s Registration Statement on Form N-1A filed on March 27, 2015 and incorporated herein by reference.

(d)

Second Amended and Restated Service and Distribution Plan dated November 29, 2012 as amended and restated September 12, 2014 with regard to Class C shares of Voya Growth Opportunities Fund – Filed as an Exhibit to Post-Effective Amendment No. 137 to the Registrant’s Registration Statement on Form N-1A filed on March 27, 2015 and incorporated herein by reference.

(e)

Second Amended and Restated Shareholder Service Plan dated November 29, 2012 as amended and restated September 12, 2014 with regard to Class O shares – Filed as an Exhibit to Post-Effective Amendment No. 137 to the Registrant’s Registration Statement on Form N-1A filed on March 27, 2015 and incorporated herein by reference.

(f)

Second Amended and Restated Shareholder Service and Distribution Plan dated November 29, 2012 as amended and restated September 12, 2014 with regard to Class R shares – Filed as an Exhibit to Post-Effective Amendment No. 137 to the Registrant’s Registration Statement on Form N-1A filed on March 27, 2015 and incorporated herein by reference.

(i)

Fee Waiver Letter dated October 1, 2014 for the Shareholder Service and Distribution Plan with regard to Class R shares of the Voya Large Cap Value Fund, for the period from October 1, 2014 through October 1, 2016 – Filed as an Exhibit to Post-Effective Amendment No. 135 to the Registrant’s Registration Statement on Form N-1A filed on September 26, 2014 and incorporated herein by reference.

(g)

Sixth Amended and Restated Multiple Class Plan Pursuant to Rule 18f-3 for Voya Equity Trust dated September 6, 2012 – Filed as an Exhibit to Post-Effective Amendment No. 129 to the Registrant’s Registration Statement on Form N-1A filed on September 25, 2013 and incorporated herein by reference.

		(i)	Amended Schedule A and Schedule B, dated March 12, 2015, to the Sixth Amended and Restated Multiple Class Plan Pursuant to Rule 18f-3 – Filed as an Exhibit to Post-Effective Amendment No. 138 to the Registrant’s Registration Statement on Form N-1A filed on May 22, 2015 and incorporated hereinby reference.

14

11.	Opinion and Consent of Counsel – Filed herein.
12.	Opinion and Consent of Counsel Supporting Tax Matters and Consequences – To be filed by subsequent post-effective amendment.
13.	(a)

Transfer Agency Services Agreement dated February 25, 2009 by and between BNY Mellon Investment Servicing (US) Inc. (formerly, PNC Global Investment Servicing (U.S.) Inc.) and Voya Equity Trust. – Filed as an Exhibit to Post-Effective Amendment No. 100 to the Registrant’s Registration Statement on Form N-1A filed on May 29, 2009 and incorporated herein by reference.

(i)

Amended Exhibit A dated February 9, 2015 with respect to the Transfer Agency Services Agreement dated February 25, 2009 by and between BNY Mellon Investment Servicing (US) Inc. and Voya Equity Trust – Filed as an Exhibit to Post-Effective Amendment No. 138 to the Registrant’s Registration Statement on Form N-1A filed on May 22, 2015 and incorporated hereinby reference.

(ii)

Amendment to Transfer Agency Services Agreement dated February 8, 2011 between BNY Mellon Investment Servicing (US) Inc. and Voya Equity Trust – Filed as an Exhibit to Post-Effective Amendment No. 109 to the Registrant’s Registration Statement on Form N-1A filed on August 04, 2011 and incorporated herein by reference.

(b)

Fund Accounting Agreement dated January 6, 2003 between Voya Equity Trust and the Bank of New York Mellon (formerly, Bank of New York) – Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement on Form N-1A filed on January 9, 2004 and incorporated herein by reference.

(i)

Amended Exhibit A dated February 9, 2015 to the Fund Accounting Agreement dated January 6, 2003 between Voya Equity Trust and the Bank of New York Mellon – Filed as an Exhibit to Post-Effective Amendment No. 138 to the Registrant’s Registration Statement on Form N-1A filed on May 22, 2015 and incorporated hereinby reference.

(c)

Shareholder Service Agreement made on September 23, 2002 between Voya Equity Trust and Voya Funds Services, LLC – Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement on Form N-1A filed on January 9, 2004 and incorporated herein by reference.

(i)

Amended Fee Schedule, adjusted August 1, 2006, with respect to the Shareholder Service Agreement between Voya Equity Trust and Voya Funds Services, LLC – Filed as an Exhibit to Post-Effective Amendment No. 73 to the Registrant’s Registration Statement on Form N-1A filed on September 22, 2006 and incorporated herein by reference.

(d)

Shareholder Services Agreement made on September 1, 2004 between Voya Investments Distributor, LLC (formerly, ING Funds Distributor, LLC) and ING Direct Securities, Inc. (Class O Shares) – Filed as an Exhibit to Post-Effective Amendment No. 70 to the Registrant’s Registration Statement on Form N-1A filed on December 23, 2005 and incorporated herein by reference.

15

14.	Consent of independent registered public accounting firm – Filed herein.
15.	Not Applicable.
16.	Powers of Attorney – Filed herein.
17.	Not Applicable.

ITEM 17. UNDERTAKINGS

1.

The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) under the Securities Act (17 CFR 230.145(c)), the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

2.

The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

3.	The undersigned registrant undertakes to file a post-effective amendment to this registration statement upon the closing of the reorganization described in this registration statement that contains an opinion of counsel supporting the tax matters.

16

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement under Rule 488 under the 1933 Act and has duly caused this Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Scottsdale and State of Arizona on the 5th day of June, 2015.

Voya Equity Trust

By:	/s/ Huey P. Falgout, Jr.
Huey P. Falgout, Jr.
Secretary

Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date

Todd Modic*	Senior Vice President Chief/Principal Financial Officer	June 5, 2015

John V. Boyer*	Trustee	June 5, 2015

Patricia W. Chadwick*	Trustee	June 5, 2015

Albert E. DePrince, Jr.*	Trustee	June 5, 2015

Peter S. Drotch*	Trustee	June 5, 2015

Russell H. Jones*	Trustee	June 5, 2015

Patrick W. Kenny*	Trustee	June 5, 2015

Shaun P. Mathews*	Interested Trustee and President and Chief Executive Officer	June 5, 2015

Joseph E. Obermeyer*	Trustee	June 5, 2015

Sheryl K. Pressler*	Trustee	June 5, 2015

Colleen D. Baldwin*	Trustee	June 5, 2015

Roger B. Vincent*	Trustee	June 5, 2015

*By:	/s/ Huey P. Falgout, Jr.
Huey P. Falgout, Jr.
as Attorney-in-Fact**

**	Powers of Attorney for Todd Modic and each Trustee - Filed herein.

1

EXHIBIT INDEX

EXHIBIT NUMBER	EXHIBIT DESCRIPTION
(11)	Opinion and Consent of Counsel
(14)	Consent of Independent Registered Public Accounting Firm
(16)	Powers of Attorney

1